As filed with the U.S. Securities and Exchange Commission on October 6, 2023
1933 Act File No. 333-[...]

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

Pre-Effective Amendment No. ___        Post-Effective Amendment No. ___

Hotchkis and Wiley Funds
(Exact Name of Registrant as Specified in Charter)

601 South Figueroa Street, 39th Floor
Los Angeles, California 90017
(Address of Principal Executive Offices, Zip Code)

(213) 430-1000
(Registrant’s Telephone Number)

Anna Marie Lopez
601 South Figueroa Street, 39th Floor
Los Angeles, California 90017
(Name and Address of Agent for Service)

Copy to:

Joseph Mannon, Esq.
Vedder Price P.C.
222 North LaSalle Street, 26th Floor
Chicago, IL 60601

Title of Securities being Registered: Shares of beneficial interest of the HW Opportunities MP Fund.
Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.
It is proposed that this Registration Statement will become effective on November 5, 2023 pursuant to Rule 488 under the Securities Act of 1933, as amended.
No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

HW Opportunities MP Fund
A Series of Series Portfolios Trust
615 East Michigan Avenue
Milwaukee, WI 53202

Dear Shareholder:
I am writing to inform you of the upcoming special meeting of the shareholders (the “Special Meeting”) of the HW Opportunities MP Fund (the “Predecessor Fund”), which is scheduled to be held at the offices of U.S. Bank Global Fund Services, the Predecessor Fund’s administrator, located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 on December 8, 2023 at 10:00 a.m., Central Time (11:00 a.m., Eastern Time). The Predecessor Fund is a series of Series Portfolios Trust (the “Trust” or the “Predecessor Trust”), an open-end management investment company organized as a Delaware statutory trust with its principal offices located at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The purpose of the Special Meeting is to seek your approval of a proposal to reorganize the Predecessor Fund into a newly created series (the “Successor Fund”) of Hotchkis and Wiley Funds, an open-end management investment company organized as a Delaware statutory trust with its principal offices located at 601 South Figueroa Street, 39th Floor, Los Angeles, California 90017 (the “Reorganization”). If shareholders approve the Reorganization, it will take effect after the close of business on or about December 15, 2023, or such other date as may be agreed upon by the officers of Hotchkis and Wiley Funds and the Trust. At that time, the shares of the Predecessor Fund that you currently own would be exchanged on a tax-free basis for shares of the Successor Fund with the same aggregate net asset value.

The Reorganization of the Predecessor Fund will not result in any changes to the investment objective, or any material changes to the principal investment strategies, principal risks or investment policies applicable to your investment in the Predecessor Fund. There are no changes anticipated to be made to the Predecessor Fund’s investment portfolio solely as a result of being reorganized into the Successor Fund. Hotchkis & Wiley Capital Management, LLC, the investment adviser to the Predecessor Fund (the “Advisor”), will continue to serve as the investment adviser to the Successor Fund. The portfolio managers of the Predecessor Fund will continue as the portfolio managers of the Successor Fund. It is expected that the Reorganization will not result in any reduction in the level or quality of advisory services that the Advisor currently provides to the Predecessor Fund. In this regard, the terms of the investment advisory agreement for the Successor Fund are substantially the same as those of the investment advisory agreement in place for the Predecessor Fund.

Consistent with the existing arrangements for the Predecessor Fund, following the Reorganization, the Advisor will not charge an investment advisory fee to the Successor Fund, and the Advisor will contractually agree to reimburse the Successor Fund for all operating expenses incurred (except for certain excluded expenses) so that the total annual fund operating expenses of the Successor Fund will be 0.00%. Accordingly, both the Predecessor Fund and the Successor Fund will pay zero investment advisory fees and have a net operating expense ratio of zero. The Successor Fund will also be distributed in the same manner as the Predecessor Fund, as shares of the Successor Fund will only be offered to participants in separately managed account programs where the Advisor has an agreement with the managed account program sponsor (or directly with the participants) to provide management or advisory services to the managed account.

The Trust’s Board of Trustees recommends that you read the enclosed materials carefully and vote in favor of the proposal. You may cast your vote using one of the following options to authorize a proxy to vote your shares (which is commonly known as proxy voting) or to vote in person at the Special Meeting or any adjournment or postponement thereof:

•Mail: Complete and return the enclosed proxy card.
•Internet: Access the website shown on your proxy card and follow the online instructions.
•Telephone (automated service): Call the toll-free number shown on your proxy card and follow the recorded instructions.
•In person: Attend the Special Meeting on December 8, 2023.
The Predecessor Fund intends to hold the Special Meeting in person. However, due to COVID-19, the date, time, location or means of conducting the Special Meeting may change. In the event of such a change, the Predecessor Fund will announce alternative arrangements for the Special Meeting as promptly as practicable, which may include holding the Special Meeting by means of remote communication, among other steps, but the Predecessor Fund may not deliver additional soliciting materials to shareholders or otherwise amend the Predecessor Fund’s proxy materials. The Predecessor Fund plans to announce these changes, if any, at www.proxyvote.com, and encourages you to check this website prior to the Special Meeting if you plan to attend.

Thank you for your response and for your continued investment in the Fund.

Sincerely,

/s/ Ryan L. Roell
Ryan L. Roell
President, Series Portfolios Trust
[...], 2023

Series of Series Portfolios Trust
615 East Michigan Avenue
Milwaukee, WI 53202

Notice of Special Meeting of Shareholders of the
HW Opportunities MP Fund
Notice is hereby given that Series Portfolios Trust (the “Trust” or the “Predecessor Trust”) will hold a special meeting of shareholders (the “Special Meeting”) of the HW Opportunities MP Fund (the “Predecessor Fund”) on December 8, 2023, at the offices of the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202 at 10:00 a.m. Central Time.
The purpose of the Special Meeting is to consider and act upon the following proposal (the “Proposal”) and to transact such other business as may properly come before the Special Meeting or any adjournments thereof:

Proposal	Description
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To approve the proposed Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all of the assets of the Predecessor Fund, a series of the Trust, by HW Opportunities MP Fund (the “Successor Fund”), a newly organized series of Hotchkis and Wiley Funds, a Delaware statutory trust, in exchange for shares of the Successor Fund and the assumption by the Successor Fund of all liabilities of the Predecessor Fund and (b) the subsequent liquidation, termination, and dissolution of the Predecessor Fund (together (a) and (b) are referred to as the “Reorganization”).

The Board of Trustees of the Trust unanimously recommends that you vote in favor of the Proposal.
Shareholders of record of the Predecessor Fund at the close of business on the record date, October 1, 2023, are entitled to notice of and to vote at the Special Meeting and any adjournments or postponements thereof. The Notice of Special Meeting of Shareholders, Proxy Statement/Prospectus and proxy card are being mailed on or about November [...], 2023, to such shareholders of record.
The Predecessor Fund intends to hold the Special Meeting in person. However, due to COVID-19, the date, time, location or means of conducting the Special Meeting may change. In the event of such a change, the Predecessor Fund will announce alternative arrangements for the Special Meeting as promptly as practicable, which may include holding the Special Meeting by means of remote communication, among other steps, but the Predecessor Fund may not deliver additional soliciting materials to shareholders or otherwise amend the Predecessor Fund’s proxy materials. The Predecessor Fund plans to announce these changes, if any, at www.proxyvote.com, and encourages you to check this website prior to the Special Meeting if you plan to attend.
By Order of the Board of Trustees,

/s/ Adam W. Smith

Adam W. Smith
Secretary of Series Portfolios Trust

Milwaukee, Wisconsin
[…], 2023

IMPORTANT – WE NEED YOUR PROXY VOTE IMMEDIATELY
Shareholders are invited to attend the Special Meeting in person. Any shareholder who does not expect to attend the Special Meeting is urged to vote using the internet voting instructions found on the enclosed proxy card, the touch-tone telephone voting instructions found on the enclosed proxy card or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

The information contained in this Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.
SUBJECT TO COMPLETION, DATED: October 6, 2023
REORGANIZATION OF
HW Opportunities MP Fund
a series of

Series Portfolios Trust
615 East Michigan Avenue
Milwaukee, WI 53202
(414) 516-1652
IN EXCHANGE FOR SHARES OF
HW Opportunities MP Fund
a series of
Hotchkis and Wiley Funds
601 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5704
(213) 430-1000

Proxy Statement/Prospectus
[...], 2023

This Proxy Statement/Prospectus is provided in connection with the solicitation of proxies to be voted at a special meeting of shareholders (the “ Special Meeting”) of the HW Opportunities MP Fund (the “Predecessor Fund”), a series of Series Portfolios Trust (the “Trust” or the “Predecessor Trust”). The Meeting is scheduled for December 8, 2023, at 10:00 a.m. Central Time, held at the offices of the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202. At the Special Meeting, you and other shareholders of the Predecessor Fund will be asked to consider and vote upon the following proposal (the “Proposal”) and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

Proposal	Description
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To approve the proposed Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all of the assets of the Predecessor Fund, a series of the Trust, by HW Opportunities MP Fund (the “Successor Fund”), a newly organized series of Hotchkis and Wiley Funds, a Delaware statutory trust, in exchange for shares of the Successor Fund and the assumption by the Successor Fund of all liabilities of the Predecessor Fund and (b) the subsequent liquidation, termination, and dissolution of the Predecessor Fund (together (a) and (b) are referred to as the “Reorganization”).

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If shareholders of the Predecessor Fund vote to approve the Agreement, shareholders of the Predecessor Fund will receive Successor Fund shares in the Reorganization having a total dollar value equal to the value of their investment in the Predecessor Fund immediately prior to the Reorganization. The Predecessor Fund will then be liquidated and dissolved.

The proposed Agreement is by and between Hotchkis and Wiley Funds, a Delaware statutory trust (the “Successor Trust”), on behalf of itself and the Successor Fund, the Predecessor Trust, on behalf of itself and the Predecessor Fund, and Hotchkis & Wiley Capital Management, LLC (for purposes of Sections 1.10 and 9.1 of the Agreement only), the investment adviser to the Predecessor Fund and the Successor Fund (the “Advisor”). At separate meetings held on August 15, 2023 and August 16, 2023, the Board of Trustees of the Successor Trust and the Predecessor Trust’s Board of Trustees (the “Predecessor Fund Board”), respectively, each approved the Agreement. If approved by Predecessor Fund shareholders, and subject to other conditions, the Reorganization is expected to be completed on or about December 15, 2023. The Predecessor Fund Board has approved the Agreement and has determined that the Reorganization is in the best interests of the Predecessor Fund and its shareholders, and that the interests of the existing shareholders of the Predecessor Fund will not be diluted as a result of the Reorganization. Accordingly, the Predecessor Fund Board recommends that shareholders of the Predecessor Fund vote “FOR” the Proposal.

The Predecessor Fund Board has fixed October 1, 2023 as the record date (“Record Date”) for the determination of Predecessor Fund shareholders entitled to notice of and to vote at the Special Meeting and at any adjournment or postponement thereof. Predecessor Fund shareholders will be entitled to one vote for each share of the Predecessor Fund held (and a proportionate fractional vote for each fractional share held) as of the Record Date. If any other proposals in addition to the Proposal properly come before the Meeting or any adjournment or postponement thereof, then the shareholders of the Predecessor Fund will vote separately on each such proposal. References in this Proxy Statement/Prospectus to the “Special Meeting” include any adjournment or postponement of the Special Meeting, unless indicated otherwise.

This Proxy Statement/Prospectus sets forth the information you should know about the Reorganization. Please read this Proxy Statement/Prospectus and keep it for future reference. This document also serves as a prospectus for the offering and issuance of the shares of the Successor Fund to be issued in the Reorganization. The Statement of Additional Information (“SAI”) dated [·], 2023 relating to this Proxy Statement/Prospectus and the Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Proxy Statement/Prospectus (meaning that it is legally considered to be part of this Proxy Statement/Prospectus). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed to eligible Predecessor Fund shareholders on or about November [...], 2023.

The Successor Fund established for the purpose of completing the Reorganization has not yet commenced operations as of the date of this Proxy Statement/Prospectus. Further information about the Predecessor Fund is contained in its Prospectus and Statement of Additional Information, each dated October 31, 2022, and the annual shareholder report dated June 30, 2023. This Proxy Statement/Prospectus incorporates the following documents by reference (meaning that they are legally considered to be part of this Proxy Statement/Prospectus):

•Prospectus and Statement of Additional Information, each dated October 31, 2022, for the Predecessor Fund (“Predecessor Fund Prospectus”) are incorporated by reference to Post-Effective Amendment No. 148 to the Predecessor Trust’s Registration
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Statement on Form N-1A (File No. 811-23084 and Accession No. 0000894189-22-007952), filed with the SEC on October 28, 2022; and

•The Predecessor Fund’s audited financial statements and related report of the independent registered public accounting firm included in the Predecessor Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2023 (the “Predecessor Fund Annual Report”) are incorporated by reference to the Predecessor Fund Annual Report on Form N-CSR (File No. 811-23084 and Accession No. 0000898531-23-000395) filed with the SEC on September 7, 2023. No other parts of the Predecessor Fund Annual Report are incorporated by reference. The financial highlights for the Predecessor Fund contained in the Predecessor Fund Annual Report are included in this Proxy Statement/Prospectus as Exhibit C.

The Predecessor Fund’s Prospectus, SAI and Annual Report are available on the Predecessor Fund’s website at https://hwcm.onlineprospectus.net/HWCM/HOMPX.

The documents listed above are on file with the SEC. Copies of the Predecessor Fund’s documents are also available at no cost by calling 888-458-1963. You may also obtain these documents from the SEC’s website at www.sec.gov. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the SEC’s public reference library, SEC, Washington, D.C. 20549-1520.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE SUCCESSOR FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE SUCCESSOR FUND.
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EXHIBIT B Form of Agreement and Plan of Reorganization	B-1
EXHIBIT C Financial Highlights	C-1

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

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SUMMARY OF KEY INFORMATION
The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the Prospectus and SAI of the Predecessor Fund. Shareholders should read the entire Proxy Statement/Prospectus carefully for more complete information. For purposes of certain discussions hereinafter, the Predecessor Fund and the Successor Fund may each be referred to as the “Fund,” and together as the “Funds.”

WHY ARE YOU SENDING ME THE PROXY STATEMENT/PROSPECTUS?
You are receiving this Proxy Statement/Prospectus because you own shares in the Predecessor Fund as of the Record Date and, therefore, have the right to vote on the very important Proposal described herein concerning the Predecessor Fund. This Proxy Statement/Prospectus contains information that Predecessor Fund shareholders should know before voting on the Proposal. This document is both a proxy statement of the Predecessor Fund and also a prospectus for the Successor Fund.

ON WHAT AM I BEING ASKED TO VOTE?
As a shareholder of the Predecessor Fund, you are being asked to vote on a proposal to reorganize the Predecessor Fund, a series of Series Portfolios Trust into the Successor Fund, a newly created series of Hotchkis and Wiley Funds. The Agreement provides for (a) the acquisition of all of the assets of the Predecessor Fund by the Successor Fund in exchange for shares of the Successor Fund and the assumption by the Successor Fund of all liabilities of the Predecessor Fund and (b) the subsequent liquidation, termination and dissolution of the Predecessor Fund.
Under the Agreement, the Predecessor Fund will transfer all of its assets and liabilities to the Successor Fund in exchange for a number of shares of the Successor Fund having an aggregate net asset value equal to the value of the Predecessor Fund’s net assets being acquired, followed by a distribution of those Successor Fund shares to Predecessor Fund shareholders in complete liquidation of the Predecessor Fund. Shortly thereafter, the Predecessor Fund will be terminated. The Predecessor Trust and the Successor Trust are each an open-end investment company registered with the SEC.
If the Reorganization is approved and implemented, shareholders of the Predecessor Fund will become shareholders of the Successor Fund. The Successor Fund’s investment objective is identical to, and the principal investment strategies, principal risks and investment policies are substantially the same as, those of the Predecessor Fund. In addition, Hotchkis & Wiley Capital Management, LLC (the “Advisor”), which serves as the current investment adviser to the Predecessor Fund, will continue to serve as the investment adviser to the Successor Fund with the same portfolio management team, and there will be no change to the existing arrangement whereby the Advisor does not charge an investment advisory fee to the Fund. The terms of the investment advisory agreement for the Successor Fund are substantially the same as those of the investment advisory agreement in place for the Predecessor Fund, and the Advisor anticipates providing the same level of services to the Successor Fund as are currently provided to the Predecessor Fund.
If approved, the Reorganization is expected to take effect after the close of business on or about December 15, 2023, although the date may be changed by the parties in accordance with the Agreement and Plan of Reorganization.

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WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATION?
The Predecessor Fund is currently a series of the Predecessor Trust, which is a multiple series trust that offers a number of portfolios managed by separate unaffiliated investment advisers. The Advisor currently serves as investment adviser to each of the current series of the Successor Trust. The primary purpose of the Reorganization is to transfer the Predecessor Fund from the Predecessor Trust to the Hotchkis and Wiley Funds family. In order to reorganize the Predecessor Fund into a series of Hotchkis and Wiley Funds, a substantially identical fund, the Successor Fund, which is also named the “HW Opportunities MP Fund,” has been created as a new series the Successor Trust. The Advisor represented to the Board of Trustees of the Trust that the Reorganization offers several potential benefits to the Predecessor Fund, including that the Advisor believes the Reorganization will enable the Advisor to continue to manage the Predecessor Fund by reducing the amount of expenses the Advisor is required to reimburse due to the estimated lower gross operating expenses the Successor Fund is expected to incur as a series of the Successor Trust. In addition, there are a number of administrative and operational efficiencies for the Predecessor Fund by being part of the Successor Trust, including streamlined reporting, compliance, regulatory filings and other administrative tasks. The consolidation of these services into a single platform will also promote a more efficient allocation of Advisor resources with respect to the Successor Fund as it will no longer be on a separate platform from the remainder of other series of the Successor Trust.

HOW WILL THE INVESTMENTS OF THE SUCCESSOR FUND BE MANAGED?
The Advisor has served as the investment adviser to the Predecessor Fund since its inception and will serve as the investment adviser to the Successor Fund. George H. Davis, Jr. and David Green, the portfolio managers of the Predecessor Fund, will continue as the portfolio managers of the Successor Fund. This Proxy Statement/Prospectus provides biographical information about the key individuals who comprise the portfolio management team.

HAS THE PREDECESSOR FUND BOARD APPROVED THE REORGANIZATION?
Yes. As discussed in more detail in the Proxy Statement/Prospectus, the Predecessor Fund Board carefully reviewed and considered the Proposal and the Agreement and, upon the recommendation of the Advisor, unanimously approved the Agreement and the Reorganization. The Predecessor Fund Board unanimously recommends that shareholders of the Predecessor Fund vote “For” the Proposal, and thereby approve the Agreement and Reorganization.

WHAT EFFECT WILL THE REORGANIZATION HAVE ON ME AS A SHAREHOLDER?
As a result of the Reorganization, you will become a shareholder of the Successor Fund. Immediately after the Reorganization, you will own shares of the Successor Fund having a total dollar value equal to the dollar value of the shares of the Predecessor Fund that you owned immediately prior to the Reorganization. The Advisor will serve as the investment adviser to the Successor Fund, and will continue to manage the assets according to the same investment objective and substantially similar principal investment strategies currently in effect for the Predecessor Fund.

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HOW DO THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES COMPARE?
Investment Objectives. The investment objective of each Fund is capital appreciation. The investment objective of each Fund is not fundamental and may be changed without shareholder approval upon prior written notice to shareholders.

Principal Investment Strategies. The principal investment strategies of the Predecessor Fund and the Successor Fund are substantially similar. Both the Predecessor Fund and Successor Fund normally invest in equity securities, such as common stocks and preferred stock of any size market capitalization, as well as investment grade and high yield (“junk bonds”) fixed income securities. For both the Predecessor Fund and the Successor Fund the Advisor selects companies that it believes have strong capital appreciation potential. Both the Predecessor Fund and Successor Fund are classified as a non-diversified fund under Section 5(b) of the 1940 Act. Although the Predecessor Fund and Successor Fund disclose certain similar principal investment strategies with different levels of detail and using different wording or terminology, such differences do not result in any substantive difference between the way the Predecessor Fund has been managed and the way the Successor Fund will be managed..

HOW DO THE FUNDS’ FEES AND EXPENSES COMPARE?
The following table sets forth and compares the fees and expenses associated with holding shares of each of the Predecessor Fund and Successor Fund shares. In particular, the chart compares the fee and expense information for the shares of the Predecessor Fund as of the most recently completed fiscal year ended June 30, 2023, and the pro forma fees and expenses of shares of the Successor Fund for the fiscal period from the consummation of the Reorganization through June 30, 2024. Note that until the Reorganization is complete, the Successor Fund is a shell fund which holds no assets. Pro forma expense ratios shown should not be considered an actual representation of future expenses or performance. Such pro forma expense ratios project anticipated asset and expense levels, but actual ratios may be greater or less than those shown.

Shareholders should be aware that, as shown under “Management fees” in the table below, the Advisor does not currently charge an investment advisory fee for investment advisory services to the Predecessor Fund and, following the Reorganization, the Advisor will not charge an investment advisory fee to the Successor Fund. However, Predecessor Fund shares are, and following the Reorganization Successor Fund shares will be, only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Advisor, the Advisor typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the Advisor in its capacity as manager to the participant’s managed account.

The Advisor has contractually agreed to reimburse the Predecessor Fund and the Successor Fund for their operating expenses (other than any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the Fund’s total annual fund operating expenses to 0.00% of the Fund’s average annual net assets (the “Expense Cap”). The Advisor may not recoup amounts from a Fund that it previously reimbursed pursuant to the
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Expense Cap. With respect to the Successor Fund, the Adviser has contractually agreed to the Expense Cap through August 31, 2026, and this Expense Cap cannot be terminated prior to August 31, 2026 without the consent of the Successor Trust’s Board of Trustees (the “Successor Fund Board”).

Shareholder Fees (fees paid directly from your investment)	Predecessor Fund	Successor Fund (Pro Forma)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(1)	0.00%	0.00%
Distribution and service (Rule 12b-1) fees	None	None
Shareholder servicing fee	0.00%	0.00%
Other expenses(2)	0.74%	0.36%
Total annual fund operating expenses(1)	0.74%	0.36%
Expense reimbursement(3)	-0.74%	-0.36%
Total annual fund operating expenses after expense reimbursement	0.00%	0.00%

(1)     The Advisor does not charge a management fee for advisory services to the Fund. Shareholders should be aware, however, that the Predecessor Fund is, and following the Reorganization the Successor Fund will be, an integral part of separately managed account programs, and the Advisor and its affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.
(2)     Other expenses are based on estimated amounts for the current fiscal year for the Successor Fund.
(3)     The Advisor has agreed to reimburse 100% of the Fund’s operating expenses (other than certain excluded expenses, including acquired fund fees and expenses, front-end or contingent deferred loads, taxes, leverage interest, brokerage fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses) (the “Expense Cap”).

EXPENSE EXAMPLE
The Example below is intended to help you compare the cost of investing in shares of the Predecessor Fund with the cost of investing in shares of the Successor Fund after giving effect to the Reorganization. The expenses used in the Example for the Predecessor Fund are based on operating expenses of the Predecessor Fund for the 12-month period ended June 30, 2023. The expenses used in the Example for the Successor Fund are based on pro forma fees and expenses of the Successor Fund for the fiscal period, from the consummation of the Reorganization through June 30, 2024. The Example assumes that you invest $10,000 in the Fund and then hold or redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same (taking into account the Expense Cap for the first two years only). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	One Year	Three Years	Five Years	Ten Years
Predecessor Fund	$0	$162	$338	$849
Successor Fund (Pro Forma)	$0	$41	$128	$383

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?
The Successor Fund does not have its own performance history because it has not yet commenced operations. Upon completion of the Reorganization, the Predecessor Fund will be reorganized into the Successor Fund which will receive the assets and assume the liabilities of the Predecessor Fund. The Predecessor Fund will be the accounting survivor of the Reorganization, and the Successor Fund will assume the performance history of the Predecessor Fund at the completion of the Reorganization.

HOW DO THE INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS FOR THE FUNDS COMPARE?
Investment Advisory Arrangements. The Advisor serves as the investment adviser for the Predecessor Fund and will serve as the Successor Fund’s investment adviser. The Advisor is located at 601 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5704. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens-H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company.

The Advisor does not charge an investment advisory fee to the Predecessor Fund and, following the Reorganization, will not charge an investment advisory fee to the Successor Fund. A discussion regarding the basis on which the Successor Fund’s Board of Trustees approved the investment advisory agreement for the Fund is expected to be available in the Successor Fund’s Semi-Annual Report to shareholders dated December 31, 2023.

Distribution. Quasar Distributors, LLC, located at 111 E. Kilbourn Ave., Ste. 2200, Milwaukee, WI 53202, serves as the distributor for the Predecessor Fund and Successor Fund. The Successor Fund will be distributed in the same manner as the Predecessor Fund (for additional information, please refer to the section below entitled “HOW DO THE PREDECESSOR FUND’S AND SUCCESSOR FUND’S PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE POLICIES COMPARE?”).

HOW DO THE BOARDS AND THE FUNDS’ OTHER SERVICE PROVIDERS COMPARE?
The Successor Fund is a series of Hotchkis and Wiley Funds, which is a separate entity overseen by different officers and trustees than the Trust. Please see the Proxy Statement SAI, which accompanies this Proxy Statement/Prospectus, for more information about the officers and trustees of Hotchkis and Wiley Funds.

The Advisor, distributor, transfer agent, and fund administrator of the Successor Fund are the same as those of the Predecessor Fund, as set forth in the table below, and will not change as a result of the Reorganization. However, there are differences in other service providers, as set forth in the table below. The Successor Trust and the Trust are each organized as a Delaware statutory trust.

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	Predecessor Fund	Successor Fund
Advisor	Hotchkis & Wiley Capital Management, LLC	Hotchkis & Wiley Capital Management, LLC
Administrator	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Fund Accountant	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank National Association	Brown Brothers Harriman & Co.
Distributor and Principal Underwriter	Quasar Distributors, LLC	Quasar Distributors, LLC
Auditor	Cohen & Company, Ltd.	Deloitte & Touche LLP
Legal Counsel	Goodwin Procter LLP	Vedder Price P.C.

HOW DO THE PREDECESSOR FUND’S AND SUCCESSOR FUND'S PURCHASE AND REDEMPTION PROCEDURES COMPARE?
The Predecessor Fund’s and Successor Fund’s purchase and redemption procedures are substantively the same. Shares of a Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s Advisor has an agreement with the managed account program sponsor (the “Program Sponsor”) or directly with the client, to provide management or advisory services to the managed account.
There are no maximum or minimum investment requirements in a Fund (although a Program Sponsor may have certain investment requirements).

Redemption orders are made based on instructions from the Advisor or Program Sponsor to the broker/dealer who executes trades for the account. Shares of a Fund can be redeemed through the broker/dealer on any day the New York Stock Exchange is open.

HOW DO THE FUNDS’ SALES CHARGES AND DISTRIBUTION ARRANGEMENTS COMPARE?
The Predecessor Fund does not charge front-end sales loads, contingent deferred sales charges, Rule 12b-1 fees or shareholder servicing plan fees. The Successor Fund also does not charge a front-end sales load, a contingent deferred sales charge, Rule 12b-1 fees or shareholder servicing plan fees.

WILL THERE BE ANY FEDERAL INCOME TAX CONSEQUENCES RESULTING FROM THE REORGANIZATION?
The Reorganization has been structured to qualify as a tax-free reorganization for federal income tax purposes and is expected to so qualify. If the Reorganization qualifies for treatment as a tax-free reorganization for federal income tax purposes, shareholders will not recognize any taxable gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Predecessor Fund will receive an opinion of counsel from Vedder Price P.C. to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. In addition, the tax basis and holding period of a shareholder’s Predecessor Fund shares are expected to carry over to the Successor Fund shares the shareholder receives as a result of the Reorganization, assuming the shareholder held the Predecessor Fund shares as a capital asset at the time of the closing of the Reorganization. At any time prior to the consummation of the Reorganization, Predecessor Fund shareholders may redeem their Predecessor Fund shares, generally resulting in the recognition of capital gain or loss to such shareholders for federal
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income tax purposes. This Proxy Statement/Prospectus discusses only the federal income tax consequences of the Reorganization. As a shareholder of the Predecessor Fund, you should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the Internal Revenue Service or the courts.
For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section below entitled “THE PROPOSED REORGANIZATION – Federal Income Tax Considerations”.

WILL MY DIVIDENDS BE AFFECTED BY THE REORGANIZATION?
No. Both the Predecessor Fund and the Successor Fund generally intend to pay dividends from net investment income and to distribute all net realized capital gains at least annually. Both the Predecessor Fund and the Successor Fund typically distribute net capital gains, if any, by December 31 of each year.

WHEN IS THE REORGANIZATION EXPECTED TO OCCUR?
If the Proposal is approved, the Reorganization is expected to close after the close of business on or about December 15, 2023.

HOW DO I CAST MY VOTE, CHANGE MY VOTE, OR REVOKE MY PROXY?
You may vote in any of four ways:
•By telephone, with a toll-free call to the phone number indicated on the proxy card.
•By internet, by accessing the website shown on your proxy card and following the online instructions.
•By completing and mailing in your proxy card.
•In person at the Special Meeting in Milwaukee, Wisconsin on December 8, 2023.
We encourage you to vote via telephone using the control number on your proxy card and following the simple instructions because this method results in the most efficient means of transmitting your vote and reduces the need for the Predecessor Fund to conduct telephone solicitations and/or follow up mailings. If you would like to change your previous vote, you may do so using any of the methods described above. Any shareholder of the Predecessor Fund giving a proxy has the power to revoke it prior to its exercise by mail (addressed to the Trust’s Secretary at the principal executive office of the Trust shown at the beginning of this Proxy Statement/Prospectus), or in person at the Special Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Predecessor Fund. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw a previously submitted proxy and vote in person.

The Predecessor Fund intends to hold the Special Meeting in person. However, due to COVID-19, the date, time, location or means of conducting the Special Meeting may change. In the event of such a change, the Predecessor Fund will announce alternative arrangements for the Special Meeting as promptly as practicable, which may include holding the Special Meeting by means of remote communication, among other steps, but the Predecessor Fund may not deliver additional soliciting
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materials to shareholders or otherwise amend the Predecessor Fund’s proxy materials. The Predecessor Fund plans to announce these changes, if any, at www.proxyvote.com, and encourages you to check this website prior to the Special Meeting if you plan to attend.

WHO WILL PAY FOR THE REORGANIZATION?
The Advisor, or its affiliates, will bear all of the costs of the Reorganization. The fees and expenses related to the Reorganization include, but are not limited to, legal fees, auditor fees, proxy printing and mailing costs, and proxy solicitation costs.

WHAT IF I DO NOT WISH TO PARTICIPATE IN THE REORGANIZATION?
If you do not wish to have your shares of the Predecessor Fund exchanged for shares of the Successor Fund as part of the Reorganization, you may vote against the Proposal and/or redeem your shares prior to the consummation of the Reorganization. If you redeem your Predecessor Fund shares, and if you do not hold your shares in a tax-advantaged account, you will generally recognize a taxable gain or loss for federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them.

WHERE CAN I FIND MORE INFORMATION ABOUT THE PREDECESSOR FUND?
For more information with respect to the Predecessor Fund concerning the following topics, please refer to the following sections of the Predecessor Fund Prospectus: (i) see “Performance” for more information about the performance of the Predecessor Fund; (ii) see “Management” for more information about the management of the Predecessor Fund; (iii) see “Shareholder Information – General Information” for more information about the pricing of shares of the Predecessor Fund; (iv) see “Shareholder Information – Dividend and Tax Information” for more information about tax consequences to shareholders of various transactions in shares of the Predecessor Fund and for more information about the Predecessor Fund’s policy with respect to dividends and distributions; and (v) see “Financial Highlights” for more information about the Predecessor Fund’s financial performance. See also Exhibit C — Financial Highlights.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The Predecessor Fund and Successor Fund are subject to substantially similar investment risks because the Funds have identical investment objectives and substantially similar principal investment strategies and policies. Although the Predecessor Fund and Successor Fund disclose certain similar principal investment risks with different levels of detail and using different wording or terminology, such differences do not result in any substantive difference between the principal risks applicable to an investment in the Predecessor Fund and Successor Fund.

As with any mutual fund, there are risks to investing. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Remember, in addition to possibly not achieving your investment goals you could lose all or a portion of your investment in a Fund over short or even long periods of time. Each risk summarized below is considered a “principal risk” of investing in the Fund. The main risks of investing in each Fund are as follows:

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HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)

Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. For example, the novel coronavirus (COVID-19), which was first reported in China in December 2019, resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business closings, and disruptions to supply chains and customer activity as well as the widespread shutdown of large sections of world economies. Adverse market events, such as the foregoing, could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance, and overall prevent the Fund from implementing its investment strategies and achieving its investment objective.

Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. These factors include general economic, political or financial market conditions, such as the general outlook for corporate earnings, rates of economic growth and employment, and monetary policy, interest rates, inflation, and currency rates. Adverse market events or investor sentiment may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, recessions, or other events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund’s performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Style Risk. The Advisor follows an investing style that favors value investments. Value investing style may over time go in and out of favor in certain market cycles. At times when the value investing style is out of favor the Fund’s performance may be negatively impacted. Investors should be prepared to tolerate volatility in Fund returns.

Equity Securities Risk. Equity securities, both common and preferred stocks, typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Equity Securities Risk. Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

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HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
Capitalization Risk. The Fund may invest in companies of any size market capitalization. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Capitalization Risk. Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investment in small and mid-cap companies may involve more risk than investing in larger, more established companies. Small and mid-cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small and mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk.

Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk, income risk, and call risk.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark. To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

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HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
Financial Sector Risk. The Fund intends to invest a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Financial Sector Risk. The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial sector. Financial companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financial sector companies held by the Fund

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant deviation relative to its benchmark.
Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant performance deviation relative to its benchmark.

Non-Diversification Risk. The Fund is non-diversified under federal securities laws, meaning the Fund can invest a greater portion of its assets in the securities of any one issuer than can a diversified fund. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

Non-Diversification Risk. The Fund is non-diversified under federal securities laws, meaning the Fund can invest a greater portion of its assets in the securities of any one issuer than can a diversified fund. Investing in a non-diversified mutual fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in the value of one security may represent a greater portion of the total assets of a non-diversified fund. The Fund’s share values could fluctuate more than those of funds holding more securities in their portfolios.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.
Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.
Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to the investment risks associated with that region or country, although the Advisor does not intend to focus on a specific geographic region or country.
Adverse political, economic or social developments, as well as U.S. and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the Fund’s investments, prevent the Fund from realizing the full value of its investments or prevent the Fund from selling securities it holds.
Financial reporting standards for companies based in foreign markets differ from those in the U.S. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Currency Risk. If the Fund invests directly in foreign (non-US) currencies or in securities that trade in, and receive revenues in, foreign (non-US) currencies, or in derivatives that provide exposure to foreign (non-US) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

17

HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Foreign Currency Exchange Contracts Risk. A foreign currency exchange contract involves the Fund’s purchase or sale of a specific currency on a spot basis or at a future date at a price set at the time of the contract. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

American Depositary Receipts and Global Depositary Receipts Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

ADR and GDR Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

18

HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

19

HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect Fund performance. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities and/or the Fund may sell at a time or price that is not advantageous in order to meet redemption requests. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer which may be magnified in a rising interest rate environment or other circumstances where redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to meet redemption requests in extreme conditions and may be unable to achieve its desired level of exposure to a certain asset class or sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

Liquidity Risk. To the extent that a security is difficult to sell (whether because of a lack of an active market or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect Fund performance. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities and/or the Fund may sell at a time or price that is not advantageous in order to meet redemption requests. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer which may be magnified in a rising interest rate environment or other circumstances where redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to meet redemption requests in extreme conditions and may be unable to achieve its desired level of exposure to a certain asset class or sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Call Risk. Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

20

HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
High Yield Risk. The Fund’s investments in high yield securities (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

High Yield Risk. The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit, call and liquidity risk than funds that do not invest in such securities. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities of similar maturity. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Credit Ratings and Unrated Securities Risks. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Credit Ratings and Unrated Securities Risks. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

ESG Risk. Applying ESG criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG criteria. The Fund’s incorporation of ESG considerations may affect its exposure to certain sectors and/or types of investments, and may adversely impact the Fund’s performance depending on whether such sectors or investments are in or out of favor in the market.

ESG Risk. Incorporation of ESG factors into the Fund’s investment process may cause the Fund to make different investments, and result in different exposures to various issuers and industries, than funds that do not incorporate such considerations into their strategy or investment processes. This may affect the Fund’s performance depending on whether certain investments are in or out of favor, and the Fund’s investment performance could be different compared to funds that do not incorporate ESG considerations.

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HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Large Shareholder Risk. To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.	Newer Fund Risk. As of the date of this Prospectus, the Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Not Separately Disclosed.
Derivatives Risk. A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. The Fund’s use of derivative instruments (such as futures, swaps and structured securities) involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the creditworthiness of the Fund’s clearing broker, or the clearinghouse itself, rather than to a counterparty in an OTC derivative transaction.

Not Separately Disclosed.
Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates. If the income is reduced, distributions by the Fund to shareholders may be less.

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HW Opportunities MP Fund Principal Investment Risks
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
Not Separately Disclosed.
Portfolio Turnover Rate Risk. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by the Fund. In addition, the Fund may realize significant short-term and long-term capital gains if portfolio turnover rate is high, which will result in taxable distributions to investors that may be greater than those made by other funds with lower portfolio turnover rates.

ADDITIONAL INFORMATION ABOUT THE FUNDS

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The following section describes the investment objectives and principal investment strategies of the Predecessor Fund and the Successor Fund, and compares other characteristics of the Predecessor Fund and Successor Fund. The Successor Fund’s investment objective is identical to, and the principal investment strategies are substantially the same as, those of the Predecessor Fund.

In addition to the principal investment strategies described below, each Fund is also subject to certain additional non-principal investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents.

	Predecessor Fund	Successor Fund
Form of Organization	A series of the Predecessor Trust, an open-end investment management company organized as a Delaware statutory trust.	A series of the Successor Trust, an open-end investment management company organized as a Delaware statutory trust.
Net Assets as of June 30, 2023	$46.1 million	N/A
Investment Advisor and Portfolio Managers	Investment Adviser: Hotchkis & Wiley Capital Management, LLC	Same
	Portfolio Managers: George H. Davis, Jr. David Green	Same
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	Predecessor Fund	Successor Fund
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year	The total operating expense ratios for the fiscal year ended June 30, 2023, after expense reimbursement, were 0.00%.
The Advisor has contractually agreed to reimburse 100% of the Successor Fund’s operating expenses (other than any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). This arrangement cannot be terminated prior to August 31, 2026 without the consent of the Board of Trustees of the Successor Trust.

Investment Objectives	The Predecessor Fund seeks capital appreciation	Same
Sales Charges	N/A	N/A
Distribution and Rule 12b-1 Fees	N/A	N/A
Shareholder Servicing Plan Fee	N/A	N/A
1940 Act Diversification	The Predecessor Fund is non-diversified.	Same.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

The following chart discloses the principal investment strategies of the Funds. The principal investment strategies of the Funds are substantially similar. Although the Predecessor Fund and the Successor Fund disclose certain similar principal investment strategies with different levels of detail and using different wording or terminology, such differences do not result in any substantive difference between the way the Predecessor Fund has been managed and the way the Successor Fund will be managed.

HW Opportunities MP Fund Principal Investment Strategies
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)

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The Fund normally invests in equity securities, such as common stocks and preferred stocks of any size market capitalization, and investment grade and high yield (“junk bonds”) fixed income securities. The Advisor selects companies that it believes have strong capital appreciation potential. The Fund also intends to invest a significant portion of its assets in companies in the financial sector. The Fund may invest in foreign (non-U.S.) securities. The Fund’s investments in foreign securities may be direct investments or in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

The Fund normally invests in equity securities, such as common stocks, preferred stock and convertible securities of any size market capitalization. The Fund may invest in investment grade and high yield (“junk bonds”) fixed income securities from time to time. The Advisor selects companies that it believes have strong capital appreciation potential. The Fund also intends to invest a significant portion of its assets in companies in the financial sector. The Fund may invest in foreign (non-U.S.) securities. The Fund’s investments in foreign securities may be direct investments or in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

The Fund seeks to invest in companies that the Advisor believes has future prospects that are misunderstood or not fully recognized by the market. The Advisor employs a fundamental value investing approach which seeks to exploit market inefficiencies. To identify these investment opportunities, the Advisor employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research, focusing on investment parameters such as a company’s tangible assets and sustainable cash flow. As part of the Advisor’s investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company’s short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. This analysis does not automatically result in including or excluding specific securities, but it is used by the Advisor as an additional input in its investment process.

The Fund seeks to invest in companies that the Advisor believes has future prospects that are misunderstood or not fully recognized by the market. The Advisor employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Advisor employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research, focusing on investment parameters such as a company’s tangible assets and sustainable cash flow. The Fund may also use futures, options, swaps and other derivatives (a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index) as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. As part of the Advisor’s investment process, the investment team evaluates the general and industry-specific Environmental, Social, and Governance (“ESG”) factors that the Advisor believes to be the most financially material to a company’s short-, medium-, and long-term enterprise value. The Advisor believes this evaluation contributes to its overall analysis of a company’s value creation for shareholders and future financial performance. This analysis does not automatically result in including or excluding specific securities, but it is used by the Advisor as an additional input in its investment process.

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With the exception of maintaining the Fund’s status as a non-diversified fund, the Advisor does not employ predetermined rules for sales; rather, the Advisor evaluates each sell candidate based on the candidate’s specific risk and return characteristics, which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines. The Advisor also may engage in active and frequent trading of the Fund’s securities in order to achieve its investment objective.

The Advisor does not employ predetermined rules for sales; rather, the Advisor evaluates each sell candidate based on the candidate’s specific risk and return characteristics, which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. The Advisor also may engage in active and frequent trading of the Fund’s securities in order to achieve its investment objective.

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PORTFOLIO MANAGERS

    The portfolio managers for the Predecessor Fund and the Successor Fund will remain the same. The investment process employed by the portfolio managers will be the same for the Predecessor Fund and the Successor Fund. The Advisor’s process is team-based utilizing primarily in-house, fundamental research. The investment research staff is organized by industry and sector and supports all of the accounts managed in each of the Advisor’s investment strategies. Portfolio managers for each strategy ensure that the best thinking of the investment team is reflected in the “target portfolios.” Investment ideas for the Predecessor Fund and the Successor Fund are generated by the Advisor’s investment team. The Advisor has identified the portfolio managers with the most significant responsibility for the Predecessor Fund’s and Successor Fund’s portfolio. The list does not include all members of the investment team. Each of the portfolio managers have managed the Predecessor Fund since its inception in 2020.
The investment process is team driven where each portfolio manager participates in the investment research review and decision-making process for the Predecessor Fund and the Successor Fund.

Investment team member	Primary Role	Title and Recent Biography
George H. Davis, Jr.
Jointly and primarily responsible for day-to-day management of the Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.

Executive Chairman (since 2021) and Portfolio Manager (since 2001) of Advisor; Chief Executive Officer of Advisor (2001-2021); joined Advisor’s predecessor in 1988 as an equity analyst and became portfolio manager in 1989.

David Green, CFA	Jointly and primarily responsible for day-to-day management of the Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.	Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1997 as portfolio manager.

The Target and Successor Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of Fund shares.

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following are comparisons of the fundamental investment restrictions of the Predecessor Fund and the Successor Fund. A “fundamental” investment restriction is one that may not be changed by the fund’s board of trustees without shareholder approval. Under the 1940 Act, the vote of the holders of a “majority” of a fund’s outstanding voting securities means the vote of the holders of the lesser of (1) 67% or more of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares. There are differences
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in the language of the fundamental investment restrictions of the Predecessor Fund and the Successor Fund attributable primarily to the fact that the Predecessor Fund is part of the Trust and the Successor Fund is part of the Successor Trust. In addition, the Predecessor Fund has a fundamental investment restriction regarding industry concentration in its investments, whereas the Successor Fund does not, and the Successor Fund has a fundamental investment restriction regarding investments for the purpose of exercising control or management, whereas the Predecessor Fund does not. However, because the Predecessor Fund and Successor Fund have substantially similar investment strategies and policies, the Successor Fund anticipates that the differences in fundamental investment restrictions will have no substantive effect on the way in which the Successor Fund’s portfolio is managed.

HW Opportunities MP Fund
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)

Except as noted, the Fund may not:
The Fund may not lend money or other assets except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.	Make loans except to the extent permitted by the 1940 Act, and any regulations, interpretations or exemptive or other relief granted thereunder.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank in amounts not exceeding 33 1/3% of its total assets (including borrowings) and pledge its assets to secure such borrowings.

The Fund may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

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HW Opportunities MP Fund
Predecessor Fund (series of Series Portfolios Trust)	Successor Fund (series of Hotchkis and Wiley Funds)
The Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) tax-exempt obligations of state or municipal governments and their political subdivisions; (iii) securities of other investment companies; and (iv) repurchase agreements.	No corresponding fundamental investment restriction.

The Fund may not purchase or sell real estate, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.
The Fund may not buy or sell commodities or commodity (futures) contracts, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority, and except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

No corresponding fundamental investment restriction.	Make investments for the purpose of exercising control or management.

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COMPARISON OF SHAREHOLDER RIGHTS

The Predecessor Fund is a series of the Predecessor Trust, a Delaware statutory trust, and the Successor Fund is a series of the Successor Trust, a Delaware statutory trust. The Predecessor Fund is governed by a Amended and Restated Agreement and Declaration of Trust dated January 12, 2016, as amended from time to time (“Predecessor Fund Declaration”), its bylaws and Delaware law. The Successor Fund is governed by an Agreement and Declaration of Trust dated July 23, 2001 (“Successor Fund Declaration”), its bylaws and Delaware law. The governing instruments are not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about the Predecessor Fund’s and Successor Fund’s governing instruments is provided below.

SHARES. The trustees of the Predecessor Fund and the Successor Fund each have the power to issue shares without shareholder approval. The governing instruments of the Predecessor Fund and the Successor Fund indicate that the amount of shares that the Predecessor Fund and the Successor Fund each may issue is unlimited. Shares of the Predecessor Fund and the Successor Fund have no preemptive rights.

SHAREHOLDER MEETINGS. Neither the Predecessor Fund nor the Successor Fund are required to hold annual meetings of shareholders. Shareholder meetings may be called by the board of trustees or certain officers of either the Predecessor Fund or Successor Fund. Shareholders of the Predecessor Fund and the Acquired Fund are not entitled to call shareholder meetings, except as required by the 1940 Act.

VOTING RIGHTS. The 1940 Act provides that shareholders of the Predecessor Fund and the Successor Fund have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The Predecessor Fund Declaration provides that shareholders have the right to vote only on matters as expressly required under the 1940 Act or under Delaware law, and on such other matters as the trustees may consider desirable. The Successor Fund Declaration provides that shareholders have the right to vote (a) for the election and removal of trustees to the extent required by law, including filling any vacancies on a Board, at a meeting called for that purpose by the Board, or, to the extent provided by the 1940 Act, the shareholders; (b) to approve additional matters as may be required by law, the governing instruments, or any registration statement filed with the SEC or any state, or (c) on such other matters as the trustees may consider necessary or desirable. The governing instruments of the Predecessor Fund and the Successor Fund further provide that each shareholder is entitled to one vote for each full share held, and a fractional vote for each fractional share held, and that each Fund will vote separately on matters relating solely to it. With respect to both the Predecessor Fund and the Successor Fund, there shall be no cumulative voting in the election of Trustees.

QUORUM AND VOTING. The governing instruments of the Predecessor Fund and Successor Fund provide that, except as otherwise required by the 1940 Act or other applicable law, thirty-three and one-third percent (33 and 1/3%) of the shares present or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except if a plurality vote is necessary for the election of trustees. If the 1940 Act requires approval of a majority of the outstanding voting securities, then the vote required by the 1940 Act is the lesser of: (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.
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SUBMISSION OF SHAREHOLDER PROPOSALS. The Predecessor Fund and the Successor Fund do not have provisions in their governing instruments that require shareholders to provide advance notice to the Predecessor Fund or Successor Fund, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Successor Fund and the Predecessor Fund, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Predecessor Fund and the Successor Fund are limited to only those matters, including the nomination and election of trustees, which are properly brought before the meeting. These requirements are intended to provide the Predecessor Fund Board or the Successor Fund Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at an annual or special shareholder meeting.

DERIVATIVE ACTIONS. Under the Delaware Statutory Trust Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about or (2) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

In addition, the governing instruments of both the Predecessor Fund and the Successor Fund generally provide that:

(1) A shareholder must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed.

(2) Unless a demand is not required under paragraph (1) above, shareholders eligible to bring a derivative action who collectively hold at least 10% of the outstanding shares of the Trust, or who collectively hold at least 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and

(3) Unless a demand is not required under paragraph (1) above, the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

AMENDMENT OF GOVERNING INSTRUMENTS. The governing instruments for the Predecessor Fund and the Successor Fund generally provide that the governing documents may, without shareholder vote, be restated and/or amended at any time by an instrument in writing signed, or by resolution approved at a duly constituted meeting, by a majority of the Trustees then holding office.

LIABILITY OF SHAREHOLDERS. The Predecessor Fund Declaration provides that shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the General Corporation Law of the State of Delaware. The Successor Fund Declaration generally provides that shareholders will not be subject to personal liability for the obligations of the Successor Fund, and provides for indemnification if any shareholder is personally held liable for the obligations of the Successor Fund.
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THE PROPOSED REORGANIZATION

PREDECESSOR FUND BOARD CONSIDERATIONS IN APPROVING THE REORGANIZATION

The Advisor presented the proposed Reorganization to the Predecessor Fund Board for consideration and approval at a meeting held on August 16, 2023. In advance of the meeting, the Predecessor Fund Board requested and received detailed information regarding the Reorganization. After reviewing and evaluating this information, including the factors summarized below and other information in this Proxy Statement/Prospectus, as well as information gained from the Board’s ongoing oversight of the Predecessor Fund and the Advisor, the Predecessor Fund Board, including all of the Independent Trustees, unanimously approved the Reorganization. In approving the Reorganization, the Predecessor Fund Board, including all of the Independent Trustees, determined that the proposed Reorganization was in the best interests of the Predecessor Fund and that the interests of the Predecessor Fund’s existing shareholders would not be diluted as a result of the Reorganization. The determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have attributed different weights to various factors. In reviewing the Reorganization, the Independent Trustees were assisted by independent legal counsel.

In approving the Reorganization, the Predecessor Fund Board considered all factors deemed pertinent in its business judgment, including the following:

•The Advisor represented to the Trustees that the Reorganization offers several potential benefits to the Predecessor Fund, including those described above under “SUMMARY OF KEY INFORMATION – WHAT ARE THE REASONS FOR THE PROPOSED REORGANIZATION?”.
•The investment objective of the Predecessor Fund and the Successor Fund are identical,
•The principal investment strategies, principal risks and investment policies of the Predecessor Fund and the Successor Fund are substantially similar.
•The Advisor is the investment adviser of both the Predecessor Fund and the Successor Fund, and the Successor Fund will be managed by the same portfolio management team that currently manages the Predecessor Fund.
•The terms of the investment advisory agreement for the Successor Fund are substantially the same as those of the investment advisory agreement in place for the Predecessor Fund. The Advisor represented that the Reorganization will not result in any reduction in the level or quality of advisory services that the shareholders of the Successor Fund will receive compared to the advisory services they currently receive as shareholders of the Predecessor Fund.
•Following the Reorganization, the Advisor will not charge an investment advisory fee to the Successor Fund, and the Advisor will contractually agree to reimburse the Successor Fund for all operating expenses incurred (except for certain excluded expenses) so that the total annual fund operating expenses of the Successor Fund will be 0.00%. The Advisor’s contractual expense reimbursement agreement will remain in effect until at least August 31, 2026, unless the Successor Board approves its earlier termination.
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•The Successor Fund will have a lower total gross operating expense ratio (before fee waivers and expense reimbursements) as compared to the Predecessor Fund.
•The Successor Fund will be distributed in the same manner as the Predecessor Fund, as shares of the Successor Fund will only be offered to participants in separately managed account programs where the Advisor has an agreement with the managed account program sponsor (or directly with the participants) to provide management or advisory services to the managed account.
•The Reorganization is intended to be a tax-free reorganization for federal income tax purposes.
•The Advisor represented that the Reorganization will not dilute the interests of the existing shareholders of the Predecessor Fund because the Predecessor Fund shareholders will receive shares of the Successor Fund with the same aggregate NAV as their Predecessor Fund shares at the time of the Reorganization.
•The Trustees considered the terms and conditions of the Agreement.
•The Advisor will pay all costs associated with the Reorganization.
•The Predecessor Fund’s portfolio would not be repositioned in connection with the Reorganization.
•The Successor Fund will be served by a different board of trustees than the Predecessor Fund and that is only responsible for overseeing the Successor Trust, consisting of a family of funds exclusively containing mutual funds managed by the Advisor. The Trustees reviewed information provided by the Advisor regarding the background and experience of the members of the Successor Fund Board.
•The Advisor believes that the Reorganization provides a better resolution for the Predecessor Fund as compared to other options, such as maintaining the Predecessor Fund as a series of the Trust.
•Shareholders of the Predecessor Fund have the ability to redeem their shares of the Predecessor Fund prior to the Reorganization without incurring a sales charge, if they do not wish to participate in the Reorganization and become shareholders of the Successor Fund.
•The Successor Fund has the same third-party service providers as the Predecessor Fund, except for its custodian, legal counsel and independent registered public accounting firm. The Advisor represented that it expects that the Successor Fund’s third-party service providers will provide the same high-quality services that they provide to the Predecessor Fund and the other funds in the the Successor Trust family.
•The Reorganization is expected to result in some potential benefits to the Advisor, including cost savings. As a result, the Advisor will benefit from reimbursing less expenses for the Successor Fund under the contractual expense reimbursement arrangement after the closing of the Reorganization.

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SUMMARY OF AGREEMENT AND PLAN OF REORGANIZATION
Agreement and Plan of Reorganization. The shareholders of the Predecessor Fund are being asked to approve the Agreement substantially in the form attached as Exhibit B. The description of the Agreement contained herein includes certain material provisions of the Agreement. This description is qualified in its entirety by reference to the Agreement itself, and which we encourage you to read in its entirety.
THE REORGANIZATION

•The Successor Fund has been newly established by the Successor Trust solely for the purpose of effecting the Reorganization and currently has no assets and has conducted no business.
•The Reorganization is scheduled to occur on or about December 15, 2023. The Predecessor Fund will transfer all of its assets to the Successor Fund and the Successor Fund will assume the Predecessor Fund’s liabilities, as contemplated under the Agreement. The Predecessor Fund then will be completely liquidated and terminated.
•Shareholders of the Predecessor Fund will receive shares of the Successor Fund as a result of the Reorganization.
•Shareholders of the Predecessor Fund will receive shares of the Successor Fund that are equal in aggregate value to the shares of the Predecessor Fund that those shareholders held immediately prior to the effective time of the Reorganization. Therefore, immediately after the closing of the Reorganization on the Closing Date, the Predecessor Fund shareholder will hold shares of the Successor Fund in amounts equal to the aggregate value of the shares of the Predecessor Fund that the shareholder held immediately prior to the closing of the Reorganization.
•No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee by the Fund will be charged with respect to the shares issued in the Reorganization.
•The Advisor acts as the investment adviser to the Predecessor Fund and the Successor Fund. The portfolio management team for the Successor Fund will be the same as the portfolio management team for the Predecessor Fund. The Predecessor Fund and the Successor Fund have identical investment objectives, and substantially similar principal investment strategies and policies and principal risks.
•Based upon an opinion of counsel, no income, gain or loss will be recognized for federal income tax purposes by an exchanging shareholder or by the Predecessor Fund or the Successor Fund as a direct result of the Reorganization. The Reorganization will not take place unless both Funds involved in the Reorganization receive a tax opinion from Vedder Price P.C. as to certain federal income tax consequences of the Reorganization (see Section 8.7 of the Agreement).
Determination of Net Asset Value. If the Reorganization is approved, the Successor Fund will issue to the Predecessor Fund a number of the Successor Fund’s shares, including fractional shares, with an aggregate value equal to the aggregate value of the Predecessor Fund’s shares , in each case determined as of the Valuation Time (as defined in the Agreement). All Predecessor Fund shares delivered to the Successor Fund will be delivered at net asset value without a sales load, commission or other similar fee being imposed. The aggregate value of the Successor Fund’s shares to be credited to the Predecessor Fund’s
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shareholders shall be equal to the aggregate value of the Predecessor Fund’s shares owned by the Predecessor Fund’s shareholders, in each case determined as of the Valuation Time.
Conditions to Closing the Reorganization. The obligation of each Fund to consummate the Reorganization is subject to the satisfaction or waiver of certain conditions, including the Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Predecessor Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections VI, VII and VIII of the Agreement). The obligations of the Successor Fund and the Predecessor Fund are subject to the approval of the Agreement by the necessary vote of the outstanding shares of the Predecessor Fund with respect to the Reorganization. Each Fund’s obligations are also subject to the receipt of an opinion of Vedder Price P.C. as to certain federal income tax consequences of the Reorganization.
Termination of the Agreement. The Predecessor Fund Board or the Successor Fund Board may terminate the Agreement (even if the shareholders of the Predecessor Fund have already approved it) at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board of Trustees, make proceeding with the Agreement not in the best interests of the Predecessor Fund or the Successor Fund, respectively. The Agreement may also be terminated by the mutual agreement of the parties.
The Predecessor Trust and Successor Trust will be required to make representations and warranties that are customary in reorganizations. If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around December 15, 2023 (the “Closing Date”), immediately following the closing of regular trading on the NYSE on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Predecessor Fund will be terminated in accordance with its governing documents and applicable law.

The obligations of the Successor Trust and the Predecessor Trust are subject to the following conditions, among others:

•the Successor Fund's Registration Statement on Form N-14 under the 1933 Act shall be on file with the SEC and shall be effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•the shareholders of the Predecessor Fund shall have approved the Agreement;

•the Successor Fund and Predecessor Fund shall have each delivered an officer’s certificate certifying that all representations, covenants and warranties of or with respect to the Fund made in the Agreement are true and correct in all material respects at and as of the effective date of the Agreement, except as they may be affected by the transactions contemplated by the Agreement; and
•The Predecessor Fund and Successor Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, as described in more detail in “Federal Income Tax Considerations” below.

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If shareholders of the Predecessor Fund do not approve the Proposal within the anticipated timeline, management expects that the Special Meeting would be adjourned to give more time to solicit shareholder votes in favor of the Proposal. If the Predecessor Fund does not receive shareholder approval of the Reorganization, the Advisor will consider additional actions with respect to the Predecessor Fund, including, but not limited to, further solicitations of shareholders of the Predecessor Fund or continuing to operate the Predecessor Fund as a series of the Trust. The Agreement may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

COSTS OF THE REORGANIZATION

The Reorganization costs, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Predecessor Fund all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be borne by the Advisor, and/or its affiliates. Neither the Predecessor Fund nor the Successor Fund will bear any costs related to the Reorganization. The costs related to the Reorganization include, but are not limited to, costs associated with preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including this Proxy Statement/Prospectus), legal fees, accounting fees, and expenses of soliciting Predecessor Fund shareholders and holding the Special Meeting.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of the material federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. The same considerations may not apply to shareholders who hold their shares in tax-advantaged accounts.
The Reorganization is intended to qualify as a “reorganization” under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Predecessor Fund and the Successor Fund will receive an opinion from Vedder Price P.C. substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for federal income tax purposes:

•The transfer of all the Predecessor Fund’s assets to the Successor Fund in exchange solely for shares of the Successor Fund and the assumption by the Successor Fund of all the liabilities of the Predecessor Fund, immediately followed by the pro rata distribution to the Predecessor Fund shareholders of all the Successor Fund shares received by the Predecessor Fund in complete liquidation of the Predecessor Fund and the termination of the Predecessor Fund promptly thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Successor Fund and the Predecessor Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.
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•No gain or loss will be recognized by the Successor Fund upon the receipt of all the assets of the Predecessor Fund solely in exchange for shares of the Successor Fund and the assumption by the Successor Fund of all the liabilities of the Predecessor Fund.
•No gain or loss will be recognized by the Predecessor Fund upon the transfer of all the Predecessor Fund’s assets to the Successor Fund solely in exchange for shares of the Successor Fund and the assumption by the Successor Fund of all the liabilities of the Predecessor Fund or upon the distribution (whether actual or constructive) of the shares of the Successor Fund so received to the shareholders of the Predecessor Fund solely in exchange for such shareholders’ shares of the Predecessor Fund in complete liquidation of the Predecessor Fund.
•No gain or loss will be recognized by the shareholders of the Predecessor Fund upon the exchange of their Predecessor Fund shares solely for shares of the Successor Fund in the Reorganization.
•The aggregate basis of the shares of the Successor Fund received by each shareholder of the Predecessor Fund pursuant to the Reorganization will be the same as the aggregate basis of the Predecessor Fund shares exchanged therefor by such shareholder. The holding period of the shares of the Successor Fund received by each shareholder of the Predecessor Fund in the Reorganization will include the period during which the Predecessor Fund shares exchanged therefor were held by such shareholder, provided such Predecessor Fund shares are held as capital assets at the Effective Time.
•The basis of the Predecessor Fund’s assets transferred to the Successor Fund will be the same as the basis of such assets in the hands of the Predecessor Fund immediately before the Effective Time. The holding period of the assets of the Predecessor Fund received by the Successor Fund will include the period during which such assets were held by the Predecessor Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Predecessor Fund, the Successor Fund or any shareholder of the Predecessor Fund with respect to any asset (including, without limitation, any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under federal income tax principles (a) at the end of a taxable year (or on the termination thereof) or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, (2) the effect of the Reorganization under the alternative minimum tax imposed under Section 55 of the Code on a direct or indirect shareholder of a Predecessor Fund that is a corporation, and (3) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.
The opinion of counsel will be based on certain factual representations and customary assumptions. The opinion will rely on such representations and will assume the accuracy of such representations as of the Closing. If such representations and assumptions are incorrect, the Reorganization may not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and the Predecessor Fund and Predecessor Fund shareholders may recognize taxable gain or loss as a result of the Reorganization.
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Opinions of counsel are not binding on the IRS or the courts and are not guarantees of tax results. There can be no assurance that the IRS or a court will concur on all or any of the issues discussed above. If the Reorganization occurs, but the IRS or the courts determine that it does not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, the Predecessor Fund may recognize gain or loss on the transfer of its assets to the Successor Fund and/or the deemed distribution of Successor Fund shares to its shareholders and each shareholder of the Predecessor Fund would recognize taxable gain or loss equal to the difference between its basis in its Predecessor Fund shares and the fair market value of the shares of the Successor Fund it receives.
A copy of the form of the opinion will be filed with the SEC and will be available for public inspection. Neither the Predecessor Fund nor the Successor Fund have requested or will request an advance ruling from the IRS as to the federal income tax consequences of the Reorganization.
The tax attributes, including capital loss carryovers, if any, as of the date of closing of a Reorganization, of the Predecessor Fund move to the Successor Fund in the Reorganization and any such capital loss carryovers would be available to offset future gains recognized by the Successor Fund, subject to limitations under the Code. The Reorganization is not expected to result in any limitation on the use by the Successor Fund of the Predecessor Fund’s capital loss carryovers, if any.
This discussion is only a general summary of certain federal income tax consequences of the Reorganization and should not be considered to be tax advice. This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. You should consult your tax adviser regarding the federal income tax consequences as well as the state, local and foreign consequences to you, if any, of the Reorganization in light of your particular circumstances.

ACCOUNTING SURVIVORSHIP

The Predecessor Fund will be considered to be the accounting survivor of the Reorganization, meaning that the Successor Fund will assume the financial and performance history of the Predecessor Fund.

PREDECESSOR FUND BOARD RECOMMENDATION

The Predecessor Fund Board unanimously recommends that shareholders of the Predecessor Fund approve the proposed Reorganization pursuant to the Agreement.

VOTING INFORMATION

PROXY STATEMENT/PROSPECTUS

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Predecessor Fund Board is soliciting your proxy to vote on the Proposal at the Special Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Special Meeting. Predecessor Fund shareholders as of the Record Date may vote in person by attending the Special Meeting. The Special Meeting will begin promptly on December 8, 2023, at 10:00 a.m., Central Time. You do not need to attend the Special Meeting to vote. Instead, you may simply complete, sign,
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and return the enclosed proxy card or vote by telephone or through the website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about November [...], 2023 to all Predecessor shareholders entitled to vote.

The Predecessor Fund intends to hold the Special Meeting in person. However, due to COVID-19, the date, time, location or means of conducting the Special Meeting may change. In the event of such a change, the Predecessor Fund will announce alternative arrangements for the Special Meeting as promptly as practicable, which may include holding the Special Meeting by means of remote communication, among other steps, but the Predecessor Fund may not deliver additional soliciting materials to shareholders or otherwise amend the Predecessor Fund’s proxy materials. The Predecessor Fund plans to announce these changes, if any, at www.proxyvote.com, and encourages you to check this website prior to the Special Meeting if you plan to attend.

Shareholders of record of the Predecessor Fund as of the close of business on the Record Date of October 1, 2023 are entitled to vote at the Special Meeting. The number of outstanding shares of the Predecessor Fund on the Record Date were 3,384,211.79 shares. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Special Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Predecessor Trust in writing at the address set forth on the cover page of the Proxy Statement/Prospectus before the Special Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Special Meeting will not revoke your proxy, if a shareholder participates in the Special Meeting, the shareholder may withdraw the proxy and vote at the Special Meeting. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Special Meeting.

Executed proxies received prior to the Special Meeting on which no vote is indicated will be voted “FOR” the Proposal.

QUORUM REQUIREMENT AND ADJOURNMENT

In order for a vote on the Proposal to occur at the Special Meeting, there must exist a quorum of shareholders of the Predecessor Fund. With respect to the Predecessor Fund, the presence at the Special Meeting, in person or by proxy, of shareholders representing one-third of the Predecessor Fund’s shares outstanding and entitled to vote as of the Record Date constitutes a quorum for the Special Meeting. For purposes of determining the presence of a quorum, abstentions will be counted as present.

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In the event the necessary quorum to transact business is not obtained at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting with respect to the Proposal in accordance with applicable law to permit further solicitation of proxies. Any such adjournment will require the vote of a majority of the Predecessor Fund’s shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote for or against any adjournment in their discretion. Abstentions will not be counted for or against such proposal to adjourn. In addition, the Special Meeting, whether or not a quorum is present, may be adjourned by the chairman of the Special Meeting to another time or place. Any adjourned session of the Special Meeting may be held within a reasonable time without further notice, provided that further notice shall be given if a new record date is fixed or the adjourned session is more than ninety (90) days from the date of the Special Meeting (in which case the Predecessor Fund Board shall set a new record date).

Because the Proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the Proposal is non-discretionary, the Predecessor Fund does not expect to receive broker non-votes.

Broker “non-votes” occur when a nominee holding shares for a beneficial owner does not vote on a proposal because the nominee does not have discretionary voting powers with respect to that proposal and has not received instructions from the beneficial owner. Ordinarily, broker non-votes, if any, would be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but would not be counted as a vote in favor of the Proposal. However, pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, including the Proposal. Because the Proposal is considered non-routine and is the only proposal expected to be voted on at the Special Meeting, the Trust does not expect to receive any broker non-votes in connection with this solicitation. Accordingly, the Trust expects that broker non-votes will have no impact on establishing quorum or the votes cast for or against the Proposal.

VOTE NECESSARY TO APPROVE THE PROPOSAL

As provided under the 1940 Act, approval of the Proposal will require the vote of a majority of the outstanding voting securities of the Predecessor Fund. In accordance with the 1940 Act, a “majority of the outstanding voting securities” of the Predecessor Fund means the lesser of (a) 67% or more of the voting securities of the Predecessor Fund present at the Special Meeting if the holders of more than 50% of the outstanding voting securities of the Predecessor Fund are present in person or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Predecessor Fund. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Proposal.

PROXY SOLICITATION

The Advisor has engaged Broadridge, a proxy solicitor to assist in the solicitation of proxies. The solicitation of proxies will occur principally by mail, but proxies may also be solicited by telephone, e-mail or other electronic means, facsimile or personal interview. If instructions are recorded by telephone, the person soliciting the proxies will use procedures designed to authenticate shareholders’ identities to
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allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder’s instructions have been properly recorded.

The cost of preparing, printing and mailing the enclosed proxy card and this Proxy Statement/Prospectus, and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone, facsimile or telegraph is estimated to be approximately $125,000 to $175,000. The cost of solicitation will be borne by the Advisor or its affiliates. In addition to the solicitation by mail, officers and employees of the Advisor and its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, e-mail or other electronic means, letter or facsimile. Broadridge has also been retained as proxy tabulator.

The Fund will not bear any expenses in connection with the Proposal, including any costs of soliciting shareholder approval.

SHARE OWNERSHIP BY LARGE SHAREHOLDERS, MANAGEMENT AND TRUSTEES

A list of the name, address, and percent ownership of each person who, as of October 1, 2023, to the knowledge of the Predecessor Fund, owned 5% or more of the outstanding shares of the Predecessor Fund can be found at Exhibit A. Any shareholder that owns 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.

To the best of the knowledge of the Predecessor Trust, the ownership of shares of the Predecessor Fund by officers and Trustees of the Predecessor Fund as a group constituted less than 1% of the shares of the Predecessor Fund as of October 1, 2023.
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OTHER MATTERS
PRICING OF FUND SHARES
When a client or Program Sponsor buys or sells Successor Fund shares, the transaction price paid or received is the Fund’s per share NAV that is next determined after receipt of the order. In the case of a purchase order, this is the “offering price.” The NAV of the Successor Fund is the market value in U.S. dollars of the Fund’s net assets (i.e., assets less liabilities) divided by the number of Successor Fund shares outstanding. Expenses, if any, are accrued daily. Successor Fund shares are also redeemed at their NAV. The Successor Fund calculates its NAV each day the NYSE is open as of the close of regular trading on the NYSE based on prices at the time of closing. Because some foreign markets are open on days when the Successor Fund does not price its shares, the value of the Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when a client or Program Sponsor is not able to buy or sell Fund shares.
Regular trading on the NYSE generally closes at 4:00 p.m. Eastern time. The NAV used in determining the transaction price is the next one calculated after the purchase or redemption order is received. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Successor Fund does not transact purchase or redemption requests.
The Successor Fund’s assets are valued primarily on the basis of market quotations as provided by independent pricing agents. Fixed income securities, including those to be purchased under firm commitment agreements, are normally priced on the basis of the evaluated mean provided by independent pricing agents, which take into account appropriate factors such as institutionalized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The Successor Fund has adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor’s determination no price representing market value, is provided by an independent pricing agent for a security held by the Fund, then the security will be fair valued. In using fair value pricing, the Advisor attempts to establish the price that the Fund might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.
A third-party vendor’s proprietary fair value pricing model is used to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Successor Fund’s NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Successor Fund shares to profit from price movements in foreign markets that are not yet reflected in the Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Successor Fund’s use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage.
The Successor Fund Board has designated the Advisor as the Successor Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments. The Advisor, as the Successor Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services for fair valuation..
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All shareholder transaction orders received in good order by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), or an authorized financial intermediary by the close of the NYSE, generally 4:00 p.m. Eastern Time, will be processed at the applicable price on that day. Transaction orders received after the close of the NYSE will receive the applicable price on the next business day. The Successor Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV).

CAPITALIZATION

The following tables set forth as of the twelve months ended June 30, 2023: (i) the capitalization of the Predecessor Fund, and (ii) the pro forma combined capitalization of the Successor Fund assuming the Reorganization had been completed as of such date. If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date, potentially materially different, as a result of daily share purchase and redemption activity in the Predecessor Fund and changes in net asset value per share.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Predecessor Fund	$46,061,299	$13.75	3,349,362
Adjustment	$0	$0	0
Pro Forma Successor Fund	$47,408,063	$13.99	3,387,929.79

DISSENTERS’ RIGHTS

If the Reorganization is approved at the Special Meeting, Predecessor Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares. After the Reorganization, Predecessor Fund shareholders will hold shares of the Successor Fund, which may also be redeemed at net asset value.

SHAREHOLDER PROPOSALS

The Predecessor Fund does not hold annual shareholder meetings except to the extent that such meetings may be required under the 1940 Act or state law. Shareholders who wish to submit proposals for inclusion in the proxy statement for a future shareholder meeting with respect to the Predecessor Fund should send their written proposals to the Trust’s Secretary at its principal office within a reasonable time before such meeting. The timely submission of a proposal does not guarantee its inclusion in the Predecessor Fund’s proxy statement since inclusion in the proxy statement is subject to compliance with certain federal regulations.

HOUSEHOLDING

If possible, depending on shareholder registration and address information, and unless you have otherwise opted out, only one copy of this Proxy Statement/Prospectus will be sent to shareholders at the same address. However, each shareholder will receive separate proxy cards. If you would like to receive a separate copy of the Proxy Statement/Prospectus, please call Broadridge at 1-800-690-6903. If you
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currently receive multiple copies of Proxy Statements/Prospectuses or shareholder reports and would like to request to receive a single copy of documents in the future, please contact the financial intermediary through which you purchased your shares
.
LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Successor Fund in connection with the Reorganization and the federal income tax consequences of the Reorganization will be passed upon by Vedder Price P.C.

AUDITORS

The financial statements of the Predecessor Fund for the year ended June 30, 2023, contained in the Predecessor Fund’s Annual Report to Shareholders, has been audited by Cohen & Company, Ltd., an independent registered public accounting firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Successor Fund.

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Exhibit A

OWNERSHIP OF THE PREDECESSOR FUND

SIGNIFICANT HOLDERS

The following table shows, as of October 1, 2023, the accounts of the Predecessor Fund that own of record 5% or more of a class of the Predecessor Fund. The Predecessor Trust has no information regarding the beneficial ownership of Predecessor Fund shares through accounts with financial intermediaries.

Name and Address	% Ownership	Type of Ownership
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	98.67	Record

A-1

Exhibit B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [•] day of [•], 2023 by and between Hotchkis and Wiley Funds, a Delaware statutory trust (the “Successor Trust”), on behalf of itself and HW Opportunities MP Fund, a series of the Successor Trust (the “Successor Fund”), Series Portfolio Trust, a Delaware statutory trust (the “Predecessor Trust”), on behalf of itself and HW Opportunities MP Fund, a series of the Predecessor Trust (the “Predecessor Fund” and together with the Successor Fund, each, a “Fund” and together, the “Funds”), and Hotchkis & Wiley Capital Management, LLC (for purposes of Sections 1.10 and 9.1 of the Agreement only), the investment adviser to each Fund (the “Adviser”). References herein to a “party” or the “parties” to this Agreement mean the Successor Trust and/or the Predecessor Trust. The Successor Trust has its principal place of business at 601 South Figueroa Street, 39th Floor Los Angeles, California 90017. The Predecessor Trust has its principal place of business at 615 East Michigan Street, Milwaukee, Wisconsin 53202.
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization (the “Reorganization”) will consist of: (i) the transfer and delivery of all the assets of the Predecessor Fund to the Successor Fund in exchange solely for shares of beneficial interest, par value $0.001 per share, of the Successor Fund (“Successor Fund Shares”) and the assumption by the Successor Fund of all the liabilities of the Predecessor Fund; and (ii) the pro rata distribution of the Successor Fund Shares to the shareholders of the Predecessor Fund, in complete liquidation and termination of the Predecessor Fund as provided herein, all upon the terms and conditions set forth in this Agreement.
WHEREAS, the Funds are each a separate series of their respective Trusts, and are each an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);
WHEREAS, the Successor Fund has been organized in order to continue the business and operations of the Predecessor Fund;
WHEREAS, the Successor Fund currently has no assets and has carried on no business activities prior to the date first shown above and will have no assets and will have carried on no business activities prior to the consummation of the transactions described herein except as necessary to facilitate the organization of the Successor Fund as a new series of the Successor Trust or to consummate the transactions described herein;
WHEREAS, the Successor Fund is authorized to issue the Successor Fund Shares; and
WHEREAS, the Board of Trustees of the Successor Trust (the “Successor Fund Board”) and the Board of Trustees of the Predecessor Trust (the “Predecessor Fund Board”), including a majority of the board members of each of the Predecessor Fund Board and Successor Fund Board who are not “interested persons” as defined by the 1940 Act, have made the determinations required by Rule 17a-8(a)(2) under the 1940 Act with respect to the Successor Fund and Predecessor Fund, respectively.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE PREDECESSOR FUND IN EXCHANGE FOR SUCCESSOR
FUND SHARES AND THE ASSUMPTION OF THE PREDECESSOR FUND’S LIABILITIES
AND TERMINATION AND LIQUIDATION OF THE PREDECESSOR FUND
1.1THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Predecessor Fund agrees to assign, transfer and convey all of its assets, as set forth in Section 1.2, to the Successor Fund. In consideration therefor, the Successor Fund agrees: (i) to deliver to the Predecessor Fund the number of full and fractional Successor Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all the liabilities of the Predecessor Fund, as set forth in Section 1.3. All Successor Fund Shares delivered to the Predecessor Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).
1.2ASSETS TO BE TRANSFERRED. The Predecessor Fund shall assign, transfer and convey all of its assets to the Successor Fund, including, without limitation, all rights, cash, securities, commodities, interests in futures, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, all books and records belonging to the Predecessor Fund, and all other assets and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund as of the Closing, and all interests, rights, privileges and powers.
Other than as discussed herein and other than in the Predecessor Fund’s ordinary course of business of being an investment company registered under the 1940 Act, the Predecessor Fund has no plan or intent to sell or otherwise dispose of any of its assets prior to the Closing.
1.3LIABILITIES TO BE ASSUMED. At the Closing, the Successor Fund will assume all of the Predecessor Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, except that any expenses of the Reorganization contemplated to be paid by the Predecessor Fund shall, pursuant to Article IX, not be assumed or paid by the Successor Fund. All rights to indemnification and all limitations of liability existing in favor of the Predecessor Trust’s current and former directors and officers, acting in their capacities as such, under the organizational documents of the Predecessor Trust as in effect as of the date of this Agreement or under any other agreement of the Predecessor Trust or Predecessor Fund shall survive the Reorganization and continue in full force and effect, without any amendment thereto except as agreed upon by the parties.
1.4LIQUIDATING DISTRIBUTION. Immediately after the Closing, the Predecessor Fund will distribute in complete liquidation of the Predecessor Fund the Successor Fund Shares received pursuant to Section 1.1 to its shareholders of record, determined as of the time of such distribution (each a “Predecessor Fund Shareholder” and collectively, the “Predecessor Fund Shareholders”), on a pro rata basis. Such distribution will be accomplished by the transfer of the Successor Fund Shares then credited to the account of the Predecessor Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Predecessor Fund Shareholders. All issued and outstanding shares of the Predecessor Fund will simultaneously be cancelled on the books of the Predecessor Fund and retired. The Successor Fund shall not issue certificates representing Successor Fund Shares in connection with such transfers.
1.5OWNERSHIP OF SHARES. Ownership of Successor Fund Shares will be shown on the books of the Successor Fund’s transfer agent. Successor Fund Shares will be issued to the Predecessor Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Predecessor Fund Shareholders.
1.6TRANSFER TAXES. Any transfer taxes payable upon the issuance of Successor Fund Shares due a Predecessor Fund Shareholder pursuant to Section 1.4 that result from such issuance being made to an account in a name other than the registered holder of such Predecessor Fund shares on the books of the Predecessor Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Successor Fund Shares are to be issued and transferred.
1.7LIQUIDATION AND TERMINATION. The Predecessor Fund shall completely liquidate and be dissolved, terminated and have its affairs wound up in accordance with the Predecessor Trust’s governing documents, Delaware state law, and the federal securities laws promptly following the Closing and the making of all distributions pursuant to Section 1.4, but in no event later than 12 months following the Closing Date (as defined in Section 3.1).
1.8REPORTING. Any reporting responsibility of the Predecessor Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Predecessor Fund.
1.9BOOKS AND RECORDS. All books and records of the Predecessor Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Successor Fund from and after the Closing Date and shall be turned over to the Successor Fund as soon as practicable following the Closing. All books and records held by the Predecessor Trust associated with the Predecessor Fund shall be available to the Successor Trust from and after the Closing Date and shall be turned over to the Successor Trust to hold for the Successor Fund as soon as practicable following the Closing.
1.10INITIAL SHARE. Prior to the Closing, the Successor Fund will issue one share of beneficial interest of the Successor Fund (the “Initial Share”) to the Adviser or one of its affiliates (the “Sole Shareholder”) in exchange for $10.00 for the sole purpose of allowing the Sole Shareholder to approve certain matters to facilitate the organization of the Successor Fund. Prior to the Closing, the Initial Share will be redeemed and cancelled by the Successor Fund in exchange for $10.00.
1.11ACCOUNTING AND PERFORMANCE SURVIVOR. The Predecessor Fund shall be the accounting and performance survivor in the Reorganization, with the result that the Successor Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Predecessor Fund.

ARTICLE II
VALUATION
2.1VALUATION OF PREDECESSOR FUND ASSETS. The value of the Predecessor Fund’s assets and liabilities shall be computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Time”), using the valuation procedures adopted by the Predecessor Fund Board (in effect as of the Closing) or such other valuation procedures as shall be mutually agreed upon by the parties.
2.2VALUATION OF SUCCESSOR FUND SHARES. The net asset value per share of Successor Fund Shares shall be the net asset value per share of the Predecessor Fund computed as of the Valuation Time, using the valuation procedures set forth in Section 2.1.
2.3SHARES TO BE ISSUED. The number of Successor Fund Shares to be issued (including fractional shares, if any) in consideration for the net assets as described in Article I, shall be determined by dividing the value of the assets (net of liabilities) of the Predecessor Fund determined in accordance with Section 2.1 by the net asset value of a Successor Fund Share determined in accordance with Section 2.2. Shareholders of record of the Predecessor Fund at the Closing will be credited with full and fractional shares of the Successor Fund.
2.4EFFECT OF SUSPENSION IN TRADING. In the event that on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Successor Fund or the Predecessor Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Predecessor Fund is impracticable, the Closing Date shall be postponed until at least the first business day when trading is fully resumed and reporting is restored; provided that if trading is not fully resumed and reporting restored within 10 business days of the Valuation Time, this Agreement may be terminated by either the Predecessor Fund or the Successor Fund upon giving written notice to the other party.
ARTICLE III
CLOSING AND CLOSING DATE
3.1CLOSING. The Closing shall occur on December 15, 2023 or such other date as the parties may agree (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the Valuation Time on the Closing Date (the “Effective Time”). The Closing shall be held as of the close of business at the offices of Vedder Price P.C. in Chicago, Illinois or at such other time and/or place as the parties may agree.
3.2CUSTODIAN’S CERTIFICATE. The Predecessor Fund shall cause its custodian to deliver to the Successor Fund at the Closing a certificate of an authorized officer stating that: (a) the Predecessor Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Successor Fund’s custodian on behalf of the Successor Fund as of the Closing; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Predecessor Fund. The Predecessor Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing by book entry in accordance with the customary practices of such depositories and futures commission merchants and the custodian. The cash to be transferred by the Predecessor Fund shall be transferred and delivered by the Predecessor Fund as of the Closing for the account of the Successor Fund.
3.3TRANSFER AGENT’S CERTIFICATE. The Predecessor Fund shall cause its transfer agent to deliver to the Successor Fund at the Closing a certificate of an authorized officer stating that such transfer agent’s records contain the names and addresses of all the Predecessor Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder as of the Closing. The Successor Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Predecessor Fund a confirmation evidencing the Successor Fund Shares to be credited at the Closing to the Secretary or other officer of the Predecessor Trust or provide evidence satisfactory to the Predecessor Fund that such Successor Fund Shares have been credited to the Predecessor Fund’s account on the books of the Successor Fund.
3.4DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.
3.5FAILURE TO DELIVER ASSETS. If the Predecessor Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the custodian for the Successor Fund of any of the assets of the Predecessor Fund for the reason that any of such assets have not yet been delivered to it by the Predecessor Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Predecessor Fund shall deliver, with respect to said assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Successor Fund or its custodian, including brokers’ confirmation slips.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1REPRESENTATIONS OF THE PREDECESSOR TRUST, ON ITS BEHALF AND ON BEHALF OF THE PREDECESSOR FUND. The Predecessor Trust, on its behalf and on behalf of the Predecessor Fund, represents and warrants as follows:
(a)The Predecessor Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware with the power to carry out its obligations under this Agreement. The Predecessor Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Predecessor Fund. The Predecessor Trust, on behalf of the Predecessor Fund, has all material federal, state and local authorizations necessary to own all its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Predecessor Fund.
(b)The Predecessor Fund is a separate series of the Predecessor Trust duly established and designated in accordance with the applicable provisions of the Predecessor Trust’s Amended and Restated Agreement and Declaration of Trust (the “Predecessor Declaration of Trust”) and the 1940 Act.

(c)The Predecessor Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Predecessor Fund’s shares under the Securities Act of 1933, as amended (the “1933 Act”), are in full force and effect, and no action or proceeding to revoke or suspend such registrations, to the knowledge of the Predecessor Trust, is pending or threatened. The Predecessor Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Predecessor Fund.
(d)The Predecessor Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Predecessor Declaration of Trust or Amended and Restated By-Laws of the Predecessor Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Predecessor Fund is a party or by which it is bound.
(e)Except as otherwise disclosed in writing to and accepted by the Successor Fund, the Predecessor Fund has no material contracts or other commitments that will be terminated with liability to the Predecessor Fund before the Closing.
(f)No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Predecessor Fund or any of its properties or assets or any person whom the Predecessor Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, which, if adversely determined, would materially and adversely affect the Predecessor Fund’s financial condition, the conduct of its business, or the ability of the Predecessor Fund to carry out the transactions contemplated by this Agreement. The Predecessor Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
(g)The financial statements of the Predecessor Fund as of June 30, 2023, and for the year then ended, have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Successor Fund) fairly reflect the financial condition of the Predecessor Fund as of June 30, 2023, and there are no known liabilities, contingent or otherwise, of the Predecessor Fund as of such date that are not disclosed in such statements.
(h)Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Predecessor Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities or indebtedness of the Predecessor Fund arising after such date, except as have been disclosed in writing to the Successor Fund. For the purposes of this subsection (h), a decline in the net asset value of the Predecessor Fund shall not constitute a material adverse change.
(i)All federal, state, local and other tax returns and reports of the Predecessor Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Predecessor Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Predecessor

Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Predecessor Fund, and no assessment for taxes, interest, additions to tax or penalties has been or will be asserted against the Predecessor Fund.
(j)All issued and outstanding shares of the Predecessor Fund are, and as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Predecessor Fund. All the issued and outstanding shares of the Predecessor Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Predecessor Fund’s transfer agent as provided in Section 3.3. The Predecessor Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Predecessor Fund, and has no outstanding securities convertible into shares of the Predecessor Fund.
(k)At the Closing, the Predecessor Fund will have good and marketable title to the Predecessor Fund’s assets to be transferred to the Successor Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets free and clear of any liens, encumbrances and restrictions on transfer, except those liens, encumbrances and restrictions for which the Successor Fund has received written notice of prior to the Closing and not objected to, and the Successor Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.
(l)The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Predecessor Fund including the determinations of the Predecessor Fund Board required by Rule 17a-8(a)(2) of the 1940 Act, and no consent, approval, authorization or order of any court or governmental authority is required to effect the transactions contemplated by this Agreement, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (including the laws of the District of Columbia and of Puerto Rico). This Agreement constitutes a valid and binding obligation of the Predecessor Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
(m)The information to be furnished by the Predecessor Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
(n)The written information furnished and to be furnished by the Predecessor Trust with respect to the Predecessor Fund for use in the Registration Statement (as defined in Section 5.7), Proxy Materials (as defined in Section 5.7) and any supplement or amendment thereto or to the documents included or incorporated by reference therein, or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
(o)For each taxable year of its operations, the Predecessor Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year that includes the Closing Date for that portion of such taxable year ending with the Closing Date), as a “regulated investment company” under the Code (a “RIC”); (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code; and (iii) has been, and will be as of the Closing, treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code. The Predecessor Fund will qualify as a RIC as of the Closing and will have satisfied, as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Predecessor Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Predecessor Fund to fail to qualify as a RIC under the Code. The Predecessor Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it and has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Section 852 or Section 4982 of the Code. The Predecessor Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on, and redemptions of, its shares and to withholding in respect of dividends and other distributions to shareholders and is not liable for any material penalties that could be imposed thereunder.
(p)The Predecessor Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Predecessor Fund’s prospectus, except as has been disclosed in writing to the Successor Fund.
(q)The Predecessor Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Predecessor Fund.
(r)The Predecessor Trust and the Predecessor Fund have adopted written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.
4.2REPRESENTATIONS OF THE SUCCESSOR TRUST, ON ITS BEHALF AND ON BEHALF OF THE SUCCESSOR FUND. The Successor Trust, on its behalf and on behalf of the Successor Fund, represents and warrants as follows:
(a)The Successor Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware with the power to carry out its obligations under this Agreement. The Successor Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Successor Trust. The Successor Trust, on behalf of the Successor Fund, has all material federal, state and local authorizations necessary to own all of the properties and assets of the Predecessor Fund, except authorizations which the failure to so obtain would not have a material adverse effect on the Successor Trust.
(b)The Successor Fund is a separate series of the Successor Trust duly established and designated in accordance with the applicable provisions of the Successor Trust’s Agreement and Declaration of Trust, as amended (the “Successor Declaration of Trust”), and the 1940 Act.
(c)The Successor Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Successor Fund Shares under the 1933 Act, are in full force and effect or will be in full force and effect as of the Closing (or if the Closing does not take place during business hours, the business day immediately following the Closing), and to the knowledge of the Successor Trust, no action or proceeding to revoke or suspend such registrations is pending or threatened. The Successor Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Successor Fund.
(d)The Successor Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Successor Declaration of Trust or By-Laws, as amended, of the Successor Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Successor Fund is a party or by which it is bound.
(e)All Successor Fund Shares to be issued in exchange for the net assets of the Predecessor Fund pursuant to this Agreement will be, when so issued, duly and validly issued and outstanding, fully paid and non-assessable. The Successor Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Successor Fund Shares, nor is there outstanding any security convertible into any shares of the Successor Fund.
(f)The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Successor Fund, including the determination of the Successor Fund Board required pursuant to Rule 17a-8(a) of the 1940 Act. This Agreement constitutes a valid and binding obligation of the Successor Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
(g)The Successor Fund was newly formed for the sole purpose of consummating the Reorganization and continuing the business and operations of the Predecessor Fund. As of immediately prior to the Closing, the Successor Fund has not held any assets other than the consideration received for the Initial Share or engaged in any activity or business, other than such activity as necessary for the organization of a new series of an investment company prior to its commencement of operations or to consummate the transactions described herein.
(h)The written information furnished and to be furnished by the Successor Trust with respect to the Successor Fund for use in the Registration Statement, Proxy Materials and any supplement or amendment thereto or to the documents included or incorporated by reference therein, or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
(i)The Successor Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its federal income tax under section 852 of the Code, and will do so for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for federal income tax purposes pursuant to section 851(g) of the Code for the taxable year that includes the Closing Date. The Successor Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Successor Fund to fail to qualify as a RIC for its taxable year that includes the Closing Date. The Successor Fund has no earnings and profits accumulated in any taxable year or any other tax attributes for federal income tax purposes.

(j)Prior to the Closing, there will be no issued or outstanding shares issued by the Successor Fund, other than the Initial Share. The Initial Share will be redeemed and canceled prior to the Closing pursuant to Section 1.10.
(k)No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Successor Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect the Successor Fund’s financial condition, the conduct of its business, or the ability of the Successor Fund to carry out the transactions contemplated by this Agreement. The Successor Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
(l)The Successor Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Successor Fund.
(m)The Successor Trust and the Successor Fund have adopted written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.
(n)The Successor Fund does not have any unamortized or unpaid organizational fees or expenses.
(o)There is no plan or intention for the Successor Fund to be dissolved, liquidated, merged, or otherwise reorganized following the Reorganization.
ARTICLE V
COVENANTS OF THE FUNDS
5.1OPERATION IN ORDINARY COURSE. Subject to Sections 1.2 and 7.3, the Predecessor Fund will operate its business in the ordinary course between the date of this Agreement and the Closing, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.
5.2APPROVAL OF SHAREHOLDERS. The Predecessor Fund Board will call a special meeting of the Predecessor Fund shareholders to consider and act upon this Agreement (and the transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein (the “Predecessor Fund Meeting”).
5.3INVESTMENT REPRESENTATION. The Predecessor Fund covenants that the Successor Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.4ADDITIONAL INFORMATION. The Predecessor Fund will assist the Successor Fund in obtaining such information as the Successor Fund reasonably requests concerning the beneficial ownership of the Predecessor Fund’s shares.

5.5FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing. The Successor Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue the Predecessor Fund’s operations after the Closing. The Successor Fund shall not issue any shares, other than the Initial Share, or other securities, or conduct any business or activity prior to the Closing except for such activity as is necessary for its organization and to consummate the transactions contemplated by this Agreement.
5.6STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, the Predecessor Trust, on behalf of the Predecessor Fund, shall furnish the Successor Fund, in such form as is reasonably satisfactory to the Successor Fund and which shall be certified by the Predecessor Trust’s Treasurer or President, a statement of the earnings and profits of the Predecessor Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Successor Fund pursuant to Section 381 of the Code.
5.7PREPARATION OF PROSPECTUS/PROXY STATEMENT AND REGISTRATION STATEMENT. The Predecessor Trust, on behalf of the Predecessor Fund, and the Successor Trust, on behalf of the Successor Fund, shall cooperate in preparing and will file or will cause to be filed with the Commission a registration statement on Form N‑14 under the 1933 Act relating to the registration of the Successor Fund Shares to be issued to the Predecessor Fund and include a proxy statement with respect to the votes of the Predecessor Fund shareholders to approve this Agreement (the “Registration Statement”). The Predecessor Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to the Predecessor Fund shareholders entitled to vote at the Predecessor Fund Meeting, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the Registration Statement and any related proxy materials (the “Proxy Materials”), which will comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder. If at any time prior to the Closing a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in the Registration Statement, such party shall notify each other party and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to Predecessor Fund shareholders appropriate disclosure with respect to the item.
5.8TAX STATUS OF REORGANIZATION. The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Predecessor Fund, the Predecessor Trust, the Successor Fund or the Successor Trust shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Predecessor Fund, the Predecessor Trust, the Successor Fund and the Successor Trust will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated in Section 8.7 herein.

ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PREDECESSOR FUND
The obligations of the Predecessor Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:
6.1The Successor Fund shall have delivered to the Predecessor Fund on the Closing Date a certificate executed in its name by the Successor Trust’s President or any Vice President, in a form reasonably satisfactory to the Predecessor Fund and dated as of the Closing Date, to the effect that the representations, covenants, and warranties of the Successor Trust, on behalf of the Successor Fund, made in this Agreement are true and correct in all material respects as of the Closing, with the same force and effect as if made as of the Closing, and as to such other matters as the Predecessor Fund shall reasonably request.
6.2The Successor Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Successor Fund prior to or at the Closing.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR FUND
The obligations of the Successor Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:
7.1The Predecessor Fund shall have delivered to the Successor Fund on the Closing Date a certificate executed in its name by the Predecessor Trust’s President or any Vice President, in a form reasonably satisfactory to the Successor Fund and dated as of the Closing Date, to the effect that the representations, covenants, and warranties of the Predecessor Trust, on behalf of the Predecessor Fund, made in this Agreement are true and correct in all material respects as of the Closing, with the same force and effect as if made as of the Closing, and as to such other matters as the Successor Fund shall reasonably request.
7.2The Predecessor Fund shall have delivered to the Successor Fund a statement of the Predecessor Fund’s assets and liabilities, together with a list of the Predecessor Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer or President of the Predecessor Trust.
7.3If and to the extent the Predecessor Fund Board deems it advisable for federal income tax purposes, the Predecessor Fund shall have declared and paid prior to the Valuation Time a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders at least all of the Predecessor Fund’s investment company taxable income for all periods up to and through the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all periods up to and through the Closing Date and all of its net capital gains realized in all periods up to and through the Closing Date (after reduction for any available capital loss carry forward and excluding any net capital gain on which the Predecessor Fund paid tax under Section 852(b)(3)(A) of the Code).

7.4The Predecessor Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Predecessor Fund prior to or at the Closing.
7.5The Predecessor Fund shall have delivered to the Successor Fund such records, agreements, certificates, instruments and such other documents as the Successor Fund shall reasonably request.
ARTICLE VIII
FURTHER CONDITIONS PRECEDENT
The obligations of the Predecessor Fund and the Successor Fund to consummate the transactions provided for herein shall also be subject to the fulfillment (or waiver by the affected parties) of the following conditions:
8.1This Agreement and the transactions contemplated herein, with respect to the Predecessor Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Predecessor Fund in accordance with applicable law and the provisions of the Predecessor Declaration of Trust and Amended and Restated By-Laws of the Predecessor Trust. Notwithstanding anything herein to the contrary, neither the Successor Fund nor the Predecessor Fund may waive the conditions set forth in this Section 8.1.
8.2As of the Closing, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.
8.4The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5The Predecessor Fund shall have received on the Closing Date an opinion from Vedder Price P.C. dated as of the Closing Date, substantially to the effect that:
(b)The Successor Trust is validly existing and in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. §3801 et seq.
(c)The execution and delivery of the Agreement by the Successor Trust, on behalf of the Successor Fund, did not, and the issuance of Successor Fund Shares pursuant to the Agreement will not, violate the Successor Declaration of Trust or By-Laws, as amended, of the Successor Trust.

(d)The Successor Trust is registered with the Commission as an open-end management investment company under the 1940 Act, the Registration Statement is effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement is in effect.
(e)To the knowledge of such counsel, and without any independent investigation, no consent, approval, authorization, or order of any court or governmental authority of the United States of America or the State of Delaware is required for the performance by the Successor Fund of its obligations under the Agreement, except (i) for those the absence of which, either individually or in the aggregate, would not have a material adverse effect on the Successor Fund or an adverse effect on the performance by the Successor Fund of its obligations under the Agreement, and (ii) as have been obtained.
(f)Assuming that the Successor Fund Shares will be issued in accordance with the terms of this Agreement, the Successor Fund Shares to be issued and delivered to the Predecessor Fund on behalf of its shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and fully paid and non-assessable.
8.6The Successor Fund shall have received on the Closing Date an opinion from Goodwin Procter LLP substantially to the effect that:
(a)The Predecessor Trust is validly existing and in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. C. §3801 et seq.
(b)The execution and delivery of the Agreement by the Predecessor Trust, on behalf of the Predecessor Fund, did not, and the exchange of the Predecessor Fund’s assets for Successor Fund Shares pursuant to the Agreement will not, violate the Predecessor Declaration of Trust or Amended and Restated By-Laws of the Predecessor Trust.
(c)The Predecessor Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.
(d)To the knowledge of such counsel, and without any independent investigation, no consent, approval, authorization, or order of any court or governmental authority of the United States of America or the State of Delaware is required for the performance by the Predecessor Fund of its obligations under the Agreement, except (i) for those the absence of which, either individually or in the aggregate, would not have a material adverse effect on the Predecessor Fund or an adverse effect on the performance by the Predecessor Fund of its obligations under the Agreement, and (ii) as have been obtained.
8.7The Funds shall have received on the Closing Date an opinion of Vedder Price P.C. addressed to the Successor Fund and the Predecessor Fund substantially to the effect that for federal income tax purposes:
(a)The transfer of all the Predecessor Fund’s assets to the Successor Fund in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of all the liabilities of the Predecessor Fund, immediately followed by the pro rata distribution to the Predecessor Fund Shareholders of all the Successor Fund Shares received by the Predecessor Fund in complete liquidation of the Predecessor Fund and the termination of the Predecessor Fund promptly thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Successor Fund and the Predecessor Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)No gain or loss will be recognized by the Successor Fund upon the receipt of all the assets of the Predecessor Fund solely in exchange for Successor Fund Shares and the assumption by the Successor Fund of all the liabilities of the Predecessor Fund.
(c)No gain or loss will be recognized by the Predecessor Fund upon the transfer of all the Predecessor Fund’s assets to the Successor Fund solely in exchange for Successor Fund Shares and the assumption by the Successor Fund of all the liabilities of the Predecessor Fund or upon the distribution (whether actual or constructive) of the Successor Fund Shares so received to the Predecessor Fund Shareholders solely in exchange for such shareholders’ shares of the Predecessor Fund in complete liquidation of the Predecessor Fund.
(d)No gain or loss will be recognized by the Predecessor Fund Shareholders upon the exchange of their Predecessor Fund shares solely for Successor Fund Shares in the Reorganization.
(e)The aggregate basis of the Successor Fund Shares received by each Predecessor Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Predecessor Fund shares exchanged therefor by such shareholder. The holding period of the Successor Fund Shares received by each Predecessor Fund Shareholder in the Reorganization will include the period during which the Predecessor Fund shares exchanged therefor were held by such shareholder, provided such Predecessor Fund shares are held as capital assets at the Effective Time.
(f)The basis of the Predecessor Fund’s assets transferred to the Successor Fund will be the same as the basis of such assets in the hands of the Predecessor Fund immediately before the Effective Time. The holding period of the assets of the Predecessor Fund received by the Successor Fund will include the period during which such assets were held by the Predecessor Fund.
No opinion will be expressed as to (1) the effect of the Reorganization on the Predecessor Fund, the Successor Fund or any Predecessor Fund Shareholder with respect to any asset (including, without limitation, any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized for federal income tax purposes (a) at the end of a taxable year (or on the termination thereof) or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, (2) the effect of the Reorganization under the alternative minimum tax imposed under Section 55 of the Code on any direct or indirect shareholder of the Predecessor Fund that is a corporation, or (3) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.
Such opinion shall be based on certain factual representations, reasonable assumptions and limitations and such other representations as Vedder Price P.C. may request of the Funds, and the Predecessor Trust, the Predecessor Fund, the Successor Trust and the Successor Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Successor Fund nor the Predecessor Fund may waive the conditions set forth in this Section 8.7.
8.8No order, preliminary or permanent injunction or decree issued by any governmental authority of competent jurisdiction, or pending by any governmental authority of competent jurisdiction that has initiated a proceeding seeking such an order, injunction or decree, preventing the consummation of the Reorganization shall be in effect and no statute, rule or regulation shall have been enacted, entered or promulgated by any governmental authority which prohibits or makes illegal the consummation of the Reorganization. Notwithstanding anything herein to the contrary, neither the Successor Fund nor the Predecessor Fund may waive the conditions set forth in this Section 8.8.

ARTICLE IX
EXPENSES
9.1The Adviser or an affiliate will pay the expenses incurred in connection with the Reorganization (“Reorganization Expenses”) regardless of whether the Reorganization is ultimately consummated or not. Reorganization Expenses include: (a) expenses associated with the preparation and filing of the Registration Statement and other Proxy Materials and any subsequent amendments and correspondence related to Commission comment; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; (g) other related administrative or operational costs; (h) retaining a proxy tabulator, including any costs associated with obtaining beneficial ownership information; (i) retaining a proxy solicitation firm if and only if the Adviser determines in its reasonable discretion that hiring a firm is necessary; (j) any special billings imposed by the Predecessor Fund’s auditors in connection with the Registration Statement and Proxy Materials; and (k) any other solicitation activities conducted by the Adviser designed to obtain the approval of this Agreement by the Predecessor Fund shareholders.
9.2Each Fund represents and warrants to the other Fund that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.
9.3Notwithstanding the foregoing, Reorganization Expenses will in any event be paid by the party directly incurring such Reorganization Expenses if and to the extent that the payment by another party of such Reorganization Expenses would result in the disqualification of the Predecessor Fund or the Successor Fund, as the case may be, as a RIC under the Code.
ARTICLE X
ENTIRE AGREEMENT
10.1The parties and the Funds agree that no party or Fund has made to the other parties or other Fund any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties regarding the Reorganization.
10.2The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
11.1This Agreement may be terminated by the mutual agreement of the parties and such termination may be effected by the Predecessor Trust’s President or any Vice President and the Successor Trust’s President or any Vice President without further action by the Predecessor Fund Board or the Successor Fund Board, respectively. In addition, either Fund may, at its option, terminate this Agreement at or before the Closing due to:
(a)a breach by any other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing, if not cured within 30 days of notification to the breaching party and prior to the Closing;
(b)a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met; or

(c)a determination by the Predecessor Fund Board or the Successor Fund Board that the consummation of the transactions contemplated herein is not in the best interests of the Predecessor Fund or Successor Fund, respectively.
11.2In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Predecessor Trust or the Successor Trust, including, without limitation, consequential damages.
ARTICLE XII
AMENDMENTS
12.1This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Predecessor Trust and the officers of the Successor Trust as specifically authorized by the Predecessor Fund Board and the Successor Fund Board, respectively; provided, however, that following the Predecessor Fund Meeting no such amendment, modification or supplement may have the effect of changing the provisions for determining the number of Successor Fund Shares to be issued to the Predecessor Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATIONS OF LIABILITY
13.1The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. The use of the terms “including” or “include” in this Agreement shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively
13.2This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
13.3This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions of that state; provided that, in the case of any conflict between those laws and the federal securities laws, the latter will govern.
13.4This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
13.5(a) It is expressly agreed that the obligations of the Successor Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Successor Trust personally, but shall bind only the property of the Successor Fund, as provided in the Successor Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Successor Trust, on behalf of the Successor Fund and signed by authorized officers of the Successor Trust acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Successor Fund as provided in the Successor Declaration of Trust.
(b)It is expressly agreed that the obligations of the Predecessor Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Predecessor Trust personally, but shall bind only the property of the Predecessor Fund, as provided in the Predecessor Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Predecessor Trust, on behalf of the Predecessor Fund and signed by authorized officers of the Predecessor Trust acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Predecessor Fund as provided in the Predecessor Declaration of Trust.
13.6(a) The Successor Trust is a Delaware statutory trust organized in series of which the Successor Fund constitutes one such series, and the Successor Trust is executing this Agreement with respect to the Successor Fund only. Pursuant to the Successor Declaration of Trust and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liabilities of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Successor Fund are enforceable against the assets of the Successor Fund only, and not against the assets of the Successor Trust generally or the assets of any other series thereof and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Successor Trust generally or any other series thereof are enforceable against the assets of the Successor Fund.
(b)The Predecessor Trust is a Delaware statutory trust organized in series of which the Predecessor Fund constitutes one such series, and the Predecessor Trust is executing this Agreement with respect to the Predecessor Fund only. Pursuant to the Predecessor Declaration of Trust and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liabilities of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Predecessor Fund are enforceable against the assets of the Predecessor Fund only, and not against the assets of the Predecessor Trust generally or the assets of any other series thereof and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Predecessor Trust generally or any other series thereof are enforceable against the assets of the Predecessor Fund.
ARTICLE XIV
NOTICES
14.1Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given when delivered by hand (including by FedEx or similar express courier), transmitted by facsimile or electronic mail, or three days after being mailed by prepaid registered or certified mail, return receipt requested, in each case addressed to the applicable party as follows:
(a)to the Successor Trust or Successor Fund as set forth below, as may be revised by notice given to the other party:
Hotchkis and Wiley Funds
Attn: Anna Marie Lopez, President
601 South Figueroa Street, 39th Floor

Los Angeles, California 90017
anna.marie.lopez@hwcm.com;
(b)to the Predecessor Trust or Predecessor Fund as set forth below, as may be revised by notice given to the other party:
Series Portfolios Trust
Attn: Ryan Roell, President
615 East Michigan Street
Milwaukee, Wisconsin 53202
ryan.roell@usbank.com.
[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

HOTCHKIS AND WILEY FUNDS, on behalf of itself and HW OPPORTUNITIES MP FUND By: Name: Anna Marie Lopez Title: President
ACKNOWLEDGED: By: Name: Jay Menvielle
SERIES PORTFOLIOS TRUST, on behalf of itself and HW OPPORTUNITIES MP FUND By: Name: Ryan Roell Title: President
ACKNOWLEDGED: By: Name: Cullen Small

The undersigned is a party to this Agreement for the purposes of Sections 1.10 and 9.1 only: Hotchkis & Wiley Capital Management, LLC By: Name: Anna Marie Lopez Title: Chief Operating Officer
ACKNOWLEDGED: By: Name: Jay Menvielle

Exhibit C
FINANCIAL HIGHLIGHTS
The financial highlights in the following tables are intended to help you understand the Predecessor Fund’s financial performance for the fiscal periods indicated and are included in the Predecessor Fund’s prospectus which is incorporated herein by reference. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the tables below for the fiscal periods indicated has been derived from the financial statements audited by Cohen & Company, Ltd. for the Predecessor Fund, the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, are included in the annual report, which is available upon request.

HW OPPORTUNITIES MP FUND

	Year Ended June 30, 2023	Year Ended June 30, 2022	For the Period Inception through June 30, 2021(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.95	$12.90	$10.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.28	0.20	0.12
Net realized and unrealized gain (loss) on investments	2.75	(1.96)	2.78
Total from investment operations	3.03	(1.76)	2.90

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.09)	—
Net realized gains	(0.10)	(0.10)	—
Total distributions	(0.23)	(0.19)	—
Net asset value, end of period	$13.75	$10.95	$12.90

TOTAL RETURN(3)	27.92%	-13.88%	29.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,061	$29,443	$631
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	0.74%	1.36%	45.41%
After expense reimbursement(4)	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets	2.21%	1.59%	2.02%
Portfolio turnover rate(3)(5)	140%	96%	57%
(1)    Inception date of the Fund was December 30, 2020.
(2)    Calculated based on average shares outstanding during the period.
(3)    Not annualized for periods less than one year.
(4)    Annualized for periods less than one year.
(5)    The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.
C-1

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.
SUBJECT TO COMPLETION, DATED: October 6, 2023

STATEMENT OF ADDITIONAL INFORMATION
TO THE
REGISTRATION STATEMENT ON FORM N-14 REGARDING:

REORGANIZATION OF
HW Opportunities MP Fund
a series of
Series Portfolios Trust
615 East Michigan Avenue Milwaukee, WI 53202
(414) 516-1652
(“Predecessor Fund”)

IN EXCHANGE FOR SHARES OF
HW Opportunities MP Fund
a series of
Hotchkis and Wiley Funds
601 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5704
(213) 430-1000
(“Successor Fund”)
[...], 2023

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [...], 2023, relating specifically to the Special Meeting of Shareholders of the Predecessor Fund to be held on December 8, 2023 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling the Predecessor Fund at 888-458-1963.

CONTENTS OF THE SAI

This SAI consists of the cover page and the information set forth below. The Successor Fund has not commenced operation as of the date of this SAI. Accordingly, the financial statements for the Successor Fund are not available. Copies of the Successor Fund’s annual and semi-annual reports, may be obtained when available, without charge, by visiting https://hwcm.onlineprospectus.net/HWCM/HOMPX.

GENERAL INFORMATION

This Statement of Additional Information relates to:(a) the acquisition of all of the assets and assumption of all of the liabilities of the Predecessor Fund by the Successor Fund in exchange for shares of the Successor Fund; (b) the distribution of shares of the Successor Fund to the shareholders of the Predecessor Fund in complete liquidation of the Predecessor Fund; and (c) the termination of the Predecessor Fund (the “Reorganization”). Predecessor Fund shareholders will receive shares of the Successor Fund as set forth in the table below:

Predecessor Fund	Successor Fund
HW Opportunities MP Fund	HW Opportunities MP Fund

Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

The Successor Fund is a series of Hotchkis and Wiley Funds (the “Successor Trust” or the “Trust”). This Statement of Additional Information incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission (the “SEC” or the “Commission”) and will be sent to any shareholder requesting this Statement of Additional Information:

•Statement of Additional Information dated October 31, 2022 for the Predecessor Fund (the “Predecessor Fund SAI”), filed with the SEC as Post-Effective Amendment No. 148 to the Predecessor Trust’s Registration Statement on Form N-1A (File No. 811-23084 and Accession No. 0000894189-22-007952), filed with the SEC on October 28, 2022

•The audited financial statements and related report of the independent registered public accounting firm included in the Predecessor Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2023 (“Predecessor Fund Annual Report”), filed with the SEC on Form N-CSR (File No. 811-23084 and Accession No. 0000898531-23-000395) on September 7, 2023. Only the audited financial statements and related report of the independent registered public accounting firm included in the Predecessor Fund's Annual Report are incorporated herein by reference and no other parts of the Predecessor Fund Annual Report are incorporated by reference.

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, the Predecessor Fund is proposed to be reorganized into the Successor Fund. Pro forma financial information has not been prepared for the Reorganization of the Predecessor Fund because the Successor Fund is a newly organized shell series that currently has, and upon consummation of the Reorganization will have, no assets or liabilities, and will commence investment operations upon completion of the Reorganization in order to continue the operations of the Predecessor Fund. The Predecessor Fund will be the accounting survivor of the Reorganization.

The Reorganization is not expected to result in any change to the Predecessor Fund’s investment portfolio due to the investment restrictions of the Successor Fund. Accordingly, a schedule of investments of the Predecessor Fund modified to reflect such change is not included.

THE TRUST AND THE FUND
The Trust was formed on July 23, 2001 as a Delaware statutory trust. The Trust is an open-end, management investment company currently consisting of eleven separate series, including the Successor Fund. The Trust is overseen by a board of trustees (the “Board of Trustees” or the “Board”).
Immediately prior to the Successor Fund’s commencement of operations, the assets and liabilities of the Predecessor Fund are to be acquired by the Successor Fund pursuant to the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund will be assumed by the Successor Fund. The Predecessor Fund commenced operations on December 30, 2020.
Hereinafter, the Successor Fund may be referred to as the “Fund.”

DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS
The investment objective, principal investment strategies and related principal risks of the Fund are set forth in the Prospectus. This SAI includes additional information about those investment strategies and risks as well as information about other investment strategies in which the Fund may engage and the risks associated with such strategies.

Investment Restrictions

The Fund has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the vote of the holders of a “majority” of the Fund’s outstanding voting securities means the vote of the holders of the lesser of (1) 67% or more of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

Except as noted, the Fund may not:

1.Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin

2.Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank in amounts not exceeding 33 1/3% of its total assets (including borrowings) and pledge its assets to secure such borrowings.

3.Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

4.Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

5.Make investments for the purpose of exercising control or management.

6.Make loans except to the extent permitted by the 1940 Act, and any regulations, interpretations or exemptive or other relief granted thereunder.

Except with respect to borrowing and liquidity or as otherwise noted, all percentage or rating restrictions on an investment or use of assets set forth herein or in the Prospectus are adhered to at the time of investment. With respect to borrowing and illiquid securities, if the Fund at any time exceeds the maximum permissible investment percentage limitations, the Fund will take action to bring it back into compliance as required by Commission guidance, rules and regulations. An illiquid security is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days without the sale or disposition significantly changing the market value of the investment. The above restrictions do not prohibit representatives of the Fund or the Advisor from participating on creditors’ committees with respect to the Fund’s portfolio investments. For the avoidance of doubt, restriction No. 3 above shall apply to investments in physical commodities and shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, investing in securities that are secured by commodities or investing in companies or other entities that are engaged in commodities or the commodities trading business or that have a significant portion of their assets in commodities related investments. In addition, restriction No. 3 shall not prohibit the Fund from investing in securities or other investments backed by real estate or securities of companies engaged in the real estate business. All swap agreements and other derivative instruments that were not classified as commodities or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts for purposes of restriction No. 6 above.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Lending. The 1940 Act does not prohibit a fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

For purposes of the Fund’s fundamental investment restriction with respect to lending, the entry into repurchase agreements, lending securities and acquiring of debt securities shall not constitute loans by the Fund.

Senior Securities and Borrowing. The 1940 Act prohibits the Fund from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that the Fund is permitted to borrow from a bank so long as, immediately after such borrowings, there is an asset coverage of at least 300% for all borrowings of the Fund (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets). In the event that such asset coverage falls below this percentage, the Fund is required to reduce the amount of its borrowings within three days (not including Sundays and holidays) so that the asset coverage is restored to at least 300%. Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” In addition, Rule 18f-4 under the 1940 Act permits a fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the fund complies with the conditions of Rule 18f-4.

Concentration. The SEC staff has defined concentration as investing 25% or more of a fund’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions. The SEC staff has further maintained that a fund should consider the underlying investments, where easily determined, of investment companies in which the fund is invested when determining concentration of the fund. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance. In this regard, the Advisor may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Advisor may, but need not, consider industry classifications provided by third parties.

Non-Diversification. Under Section 5(b) of the 1940 Act and the rules, regulations and interpretations thereunder, a fund is a “diversified company” if, as to 75% of the fund’s total assets, such assets are represented by cash and cash items (including receivables), Government securities (obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities), securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than (i) 5% of the fund’s total assets, and (ii) 10% of the issuer’s outstanding voting securities. For purposes of the Fund’s diversification policy, the identification of the issuer of a security may be determined in any reasonable manner, consistent with SEC guidance. The Fund is non-diversified, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

However, since the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), the Fund will limit its investment, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer nor represent more than 10% of the issuer’s outstanding voting securities.

Investment Strategies and Related Risks

The Fund’s principal investment strategies utilized by the Advisor and the principal risks associated with the same are set forth in the Fund’s Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies.

Bank Capital Securities

The Fund may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of common and non-cumulative preferred stock. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date. Subject to certain regulatory requirements, both Tier I and Tier II securities may include trust preferred securities. As a general matter, trust preferred securities are being phased out as Tier I and Tier II capital of banking organizations unless they qualify for grandfather treatment.

Bonds

The term “bond” or “bonds” as used in the Prospectus and this SAI is intended to include all manner of fixed income securities, debt securities and other debt obligations unless specifically defined or the context requires otherwise.

Borrowing

The Fund may borrow money in amounts not exceeding 33 1/3% of its total assets. The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary administrative purposes.

The Fund may borrow money to meet redemptions or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund will be required to reduce the amount of its borrowings within three days (not including Sundays and holidays), and may be required to dispose of some portfolio holdings in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

Convertible Securities

The Fund may invest in convertible securities of domestic or foreign issuers. Convertible securities are generally preferred stocks and other securities, including fixed income securities, which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

In general, the market value of a convertible security is at least the higher of its “investment value” (that is, its value as a fixed income security) or its “conversion value” (that is, its value upon conversion into its underlying stock). As a fixed income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. In the event of a liquidation of the underlying company, holders of convertible securities may be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Contingent Convertible Securities

Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:

•Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.

•Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Fund, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer and may also become junior to other obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

•Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Corporate Debt Securities

The Fund may invest in corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments including convertible securities) of domestic or foreign issuers. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities. Security ratings are based on at least one major rating agency, or if unrated, of comparable quality in the Advisor’s opinion. See Appendix B for a description of credit ratings.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s Investors Service, Inc. (“Moody’s”) describes securities rated Baa as subject to moderate credit risk and that they are considered medium grade and as such they may possess certain speculative characteristics. S&P Global Ratings (“S&P”) describes securities rated BBB as exhibiting adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation. Fitch Ratings Inc. (“Fitch”) describes securities rated BBB, as having good credit quality with current low expectations of default. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. For a discussion of securities rated below investment grade, see “High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies” below.

Corporate Loans

The Fund may invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a “syndicate.” The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, the Fund may not recover its investment, or there might be a delay in the Fund’s recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.

The Fund may invest in corporate loans directly at the time of the loan’s closing or by buying an assignment of all or a portion of the corporate loan from a lender. The Fund may also invest indirectly in a corporate loan by buying a loan participation from a lender or other purchaser of a participation. Corporate loans may include term loans, Bridge Loans (as described below) and, to the extent permissible for the Fund, revolving credit facilities, prefunded letters of credit term loans, delayed draw term loans and receivables purchase facilities. For more information on corporate loans, including commercial loans, loan participations and assignments, see “Indebtedness, Loan Participations and Assignments” below.

Liquidity of Corporate Loans. The Advisor generally considers corporate loans to be liquid. To the extent such investments are deemed to be liquid by the Advisor, they will not be subject to the Fund’s restrictions on investments in illiquid securities. Generally, a liquid market with institutional buyers exists for such interests. The Advisor monitors each type of loan and/or loan interest in which the Fund is invested to determine whether it is liquid consistent with the liquidity procedures adopted by the Fund. No active trading market may exist for some corporate loans and some corporate loans may be subject to restrictions on resale. A secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value on sale of a corporate loan. In addition, the Fund may not be able to readily sell its corporate loans at prices that approximate those at which the Fund could sell such loans if they were more widely held and traded. As a result of such potential illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

Covenants. The borrower or issuer under a corporate loan or debt security generally must comply with various restrictive covenants contained in any corporate loan agreement between the borrower and the lending syndicate or in any trust indenture or comparable document in connection with a corporate debt security. A restrictive covenant is a promise by the borrower to take certain actions that protect, or not to take certain actions that may impair, the rights of lenders. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships regarding, and/or limits on, total debt. In addition, a covenant may require the borrower to prepay the corporate loan or corporate debt security with any excess cash flow. Excess cash flow generally includes net cash flow (after scheduled debt service payments and permitted capital expenditures) as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) in a corporate loan agreement which is not waived by the agent bank and the lending syndicate normally is an event of acceleration. This means that the agent bank has the right to demand immediate repayment in full of the outstanding corporate loan. Acceleration may also occur in the case of the breach of a covenant in a corporate debt security document. If acceleration occurs and the Fund receives repayment before expected, the Fund will experience prepayment risk.

Additional Credit Risks. Corporate loans may be issued in leveraged or highly leveraged transactions (such as mergers, acquisitions, consolidations, liquidations, spinoffs, reorganizations or financial restructurings), or involving distressed companies or those in bankruptcy (including debtor-in-possession transactions). This means that the borrower is assuming large amounts of debt in order to have large amounts of financial resources to attempt to achieve its business objectives; there is no guarantee, however, that the borrower will achieve its business objectives. Loans issued in leveraged or highly leveraged transactions are subject to greater credit risks than other loans, including an increased possibility that the borrower might default or go into bankruptcy.

Bridge Financings (“Bridge Loans”). The Fund may also acquire interests in loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets; the arrangement of longer-term loans; or the issuance and sale of debt obligations. The Fund may also make a commitment to participate in a bridge loan facility. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest to senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be unsecured or under-secured. Bridge loans are subject to the same general risks discussed above inherent to any loan investment. Due to their subordinated nature and possible unsecured or under-secured status, bridge loans may involve a higher degree of overall risk than more senior loans of the same borrower. Bridge loans also generally carry the expectation that the borrower will be able to sell the assets, obtain permanent financing or sell other debt obligations in the near future. Any delay in these occurrences subjects the bridge loan investor to increased credit risk and may impair the borrower’s perceived creditworthiness. In addition, bridge loans may become permanent.

Creditor Liability and Participation on Creditors’ Committees

Generally, when the Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. If the Fund is a creditor of an issuer it may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. Although under no obligation to do so, the Advisor, as investment adviser to the Fund, may from time to time have an opportunity to consider, on behalf of the Fund and other similarly situated clients, negotiating or otherwise participating in the restructuring of the Fund’s portfolio investment or the issuer of such investment. The Advisor, in its judgment and discretion and based on the considerations deemed by the Advisor to be relevant, may believe that it is in the best interests of the Fund to negotiate or otherwise participate in such restructuring. Accordingly, the Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. Similarly, subject to the above-mentioned procedures, the Advisor may actively participate in bankruptcy court and related proceedings on behalf of the Fund in order to protect the Fund’s interests in connection with a restructuring transaction, and the Advisor may cause the Fund to enter into an agreement reasonably indemnifying third parties or advancing from the Fund’s assets any legal fees or other costs to third parties, including parties involved in or assisting the Fund with a restructuring transaction, such as trustees, servicers and other third parties. Further, the Advisor has the authority, subject to the above-mentioned procedures, to represent the Trust, or the Fund, on creditors’ committees (or similar committees) or otherwise in connection with the restructuring of an issuer’s debt and generally with respect to challenges related to the securities held by the Fund relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.

Cybersecurity Risk

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, causing operational disruption, or restricting access to systems (i.e., ransomware). Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for Fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.

Defaulted Securities

The Fund may invest in defaulted securities. The risk of loss due to default may be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other debt of the issuer. The purchase of defaulted debt securities involves risks such as the possibility of complete loss of the investment where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security in the Fund’s portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund’s NAV. Defaulted securities tend to lose much of their value before they default. Thus, the Fund’s NAV may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

Defaulted debt securities may be illiquid and, as such, their sale may involve substantial delays. See the discussion under “Illiquid Securities.”

Delayed Funding Loans and Revolving Credit Facilities

The Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see “Indebtedness, Loan Participations and Assignments.” Participation interests in revolving credit facilities will be subject to the limitations discussed in “Indebtedness, Loan Participations and Assignments.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

Derivative Instruments

To the extent consistent with its investment objectives and policies and the investment restrictions listed in this SAI, the Fund may invest in, or obtain exposure to, futures contracts, purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into forward contracts, swaps, and structured instruments, including without limitations, participation notes, certificates and warrants. The Fund also may enter into swap agreements with respect to credit default, foreign currencies, interest rates and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of its overall investment strategies.

In accordance with Rule 18f-4 under the 1940 Act, the Fund has elected to be treated as a limited derivatives user, which requires that: (i) the Fund limits its derivatives exposure to ten percent (10%) of its net assets; and (ii) the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks. Rule 18f-4(a) defines derivatives transaction to mean: (i) a swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument under which a fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as a margin or settlement payment or otherwise; (ii) any short sale borrowing; and (iii) to-be-announced securities (“TBAs”), dollar rolls and non- standard settling transactions that the Fund does not intend to physically settle or will not settle within 35 days of the trade date. In accordance with Rule 18f-4 and pursuant to procedures approved by the Board, the Fund has elected to treat reverse repurchase agreements and similar financing transactions as senior securities that are not subject to the 10% limit but for which the Fund must maintain 300% asset coverage.

Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty and certain derivative transactions may be terminated by the counterparty or the Fund, as the case may be, upon the occurrence of certain Fund-related or counterparty-related events, which may result in losses or gains to the Fund based on the market value of the derivative transactions entered into between the Fund and the counterparty. In addition, such early terminations may result in taxable events and accelerate gain or loss recognition for tax purposes. It may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Upon the expiration or termination of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found, which could cause the Fund not to be able to maintain certain desired investment exposures or not to be able to hedge other investment positions or risks, which could cause losses to the Fund. Furthermore, after such an expiration or termination of a particular contract, the Fund may have fewer counterparties with which to engage in additional derivative transactions, which could lead to potentially greater counterparty risk exposure to one or more counterparties and which could increase the cost of entering into certain derivatives. In such cases, the Fund may lose money.

Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign (non-U.S.) exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign (non-U.S.) securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign (non-U.S.) markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Options on Securities and on Securities Indexes. The Fund may purchase put options on securities or security indexes to protect holdings in an underlying or related security against a substantial decline in market value or for speculative purposes. The Fund may also purchase call options on securities and security indexes. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The Fund may also purchase put and call options on stock indexes. The amount of cash received upon exercise of a stock index option, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. All settlements of stock index option transactions are in cash. Some stock index options are based on a broad market index such as the Standard & Poor's 500 Index (the “S&P 500 Index”), the New York Stock Exchange Composite Index, or the NYSE Arca Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Because the value of a stock index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock.

The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts. The Fund may use interest rate, foreign currency or index futures contracts, as specified in the Prospectus or if permitted by its investment restrictions. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

The Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodities Futures Trading Commission (“CFTC”). For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the

Fund’s securities or the price of the securities which the Fund intends to purchase. The Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund’s exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts. Pursuant to CFTC Rule 4.5, the Advisor has filed a notice of exemption from registration as a commodity pool operator in respect of the Fund. The Advisor intends to limit the Fund’s use of commodity interests so as to remain eligible for the exemption.

Limitations on Use of Futures and Options Thereon. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash, U.S. government securities or other securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract under certain circumstances such as periods of high volatility. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued at the official price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. Customer account agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the CFTC. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the

Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The requirements for qualification as a regulated investment company for federal income tax purposes also may limit the extent to which the Fund may enter into futures, futures options and forward contracts.

Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, the Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.

The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by the Fund. As a result, the Fund’s ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund’s investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

The Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. The Fund will enter into a futures position only if, in the judgment of the Advisor, there appears to be an actively traded secondary market for such futures contracts.

The successful use of transactions in futures and related options also depends on the ability of the Advisor to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by the Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Risks of Potential Government Regulation of Derivatives. Future regulatory developments could impact the Fund’s ability to transact in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent the Fund from using such instruments as a part of their investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain derivatives as a part of its investment strategies and could alter, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies.

The futures, options and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of futures, options and swaps transactions in the United States is a changing area of law and is subject to modification by government and judicial action.

In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law on July 21, 2010. The Dodd-Frank Act has changed the way in which the U.S financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may transact. Title VII of the Dodd-Frank Act made broad changes to the OTC derivatives market, grants significant authority to the SEC, the CFTC, and other federal regulators to regulate OTC derivatives and market participants, and requires clearing and exchange trading of many OTC derivatives transactions. The CFTC and the SEC finalized the definition of “swap” and “security-based swap” and provided parameters around which contracts will be subject to further regulation under the Dodd-Frank Act. Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the

Dodd-Frank Act. While the majority of the rules are now effective, other rules are not yet final or are subject to further revision, so it is not possible at this time to gauge the extent to which the Dodd-Frank Act will increase costs to and/or restrict derivatives activities of the Fund.

Emerging Market Securities

The Fund may invest in securities and instruments that are economically tied to developing (or “emerging market”) countries. The Advisor generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, the Advisor generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. The Advisor has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, the Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. The Advisor will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Reduced liquidity in equity, credit and fixed income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials,

goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings of relevant Brady Bonds.

Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Equity Securities

Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer and have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectus and this SAI. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees. The risks of equity securities are generally magnified in the case of equity investments in distressed companies.

Energy Sector Risk

The Fund may invest in the energy sector. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Euro- and EU-related Risks

In the past, economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sectors of many European countries. As was the case in prior debt crises, large public deficits could cause European countries to be dependent on assistance from other European governments and institutions or other central banks or supranational agencies such as the International Monetary Fund. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in a deep economic downturn which could significantly affect the value of the Fund’s European investments.

The national politics of European countries can be unpredictable and subject to influence by disruptive political groups or ideologies. The occurrence of conflicts, war or terrorist activities in Europe could have an adverse impact on financial markets. For example, Russia launched a large-scale invasion of Ukraine in February 2022. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors, and on the Fund’s investments in securities and instruments that are economically tied to the region, including declines in value and reductions in liquidity.

The Economic and Monetary Union of the European Union (“EMU”) is comprised of the European Union (“EU”) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary policies implemented by the EMU and European Central Bank. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. It is possible that one or more EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative. The exit of any country out of the euro may have an extremely destabilizing effect on other eurozone countries and their economies and a negative effect on the global economy as a whole. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. In addition, in the event of one or more countries’ exit from the euro, it may be difficult to value investments denominated in euros or in a replacement currency.

In June 2016, the United Kingdom (the “UK”) held a referendum resulting in a vote in favor of the exit of the UK from the EU (known as “Brexit”). On January 31, 2020, the UK ceased to be a member of the EU and the EU-UK Withdrawal Agreement came into force. On January 1, 2021, the EU-UK Trade and Cooperation Agreement provisionally took effect and came into force on May 1, 2021. Significant uncertainty remains regarding ramifications of the EU-UK Trade and Cooperation Agreement on the UK, other EU countries and the global economy.

Whether or not the Fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion of or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Financial Sector Risk

The Fund may invest a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial sector. Financial companies may have concentrated portfolios, such as high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, and potentially the failure of some financial institutions, each of which would reduce investment performance of financial sector companies held by the Fund.

Foreign (Non-U.S.) Currencies

The Fund may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies and will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

The Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated.

Foreign Currency Options and Related Risks

The Fund may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Fund holds in its portfolio or intends to purchase. For example, if the Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Risks of Options Trading. The Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and the Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Fund intends to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counterparty, the Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it had purchased in order to realize any profit.

Foreign Investment Risks

Foreign Market Risk. The Fund may invest in foreign securities. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or otherwise adversely affect the Fund’s operations. Other foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the Fund’s portfolio managers to completely and accurately determine a company’s financial condition.

The foreign countries in which the Fund invests may become subject to economic and trade sanctions or embargoes imposed by the U.S. or foreign governments or the United Nations. Such sanctions or other actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In addition, such sanctions could result in a freeze on an issuer’s securities which would prevent the Fund from selling securities it holds. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns. The risks related to sanctions or embargoes are greater in emerging and frontier market countries.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Foreign (Non-U.S.) Securities

The Fund may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Advisor generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, the Advisor generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for the Fund from investing in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Restrictions on global trade may have an adverse impact on foreign securities held by the Fund. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Fund may invest in, or obtain exposure to, the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers or other foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Forward Foreign Currency Exchange Contracts

The Fund may use forward foreign currency exchange contracts (“forward contracts”) to protect against uncertainty in the level of future exchange rates.

The Fund may enter into forward contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At or before the maturity date of a forward contract that requires the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

High Yield Securities (“Junk Bonds”) and Securities of Distressed Companies

Investments in securities rated below investment grade are described as “speculative” by Moody’s, S&P and Fitch. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities, and a high yield security may lose significant market value before a default occurs. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund, by investing in such securities, may incur additional expenses to seek recovery of its investment. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

High yield and distressed company securities may not be listed on any exchange and a secondary market for such securities may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in high yield and distressed company securities may involve greater costs than transactions in more actively traded securities, which could adversely affect the price at which the Fund could sell a high yield or distressed company security, and could adversely affect the NAV of the Fund. A lack of publicly available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield or distressed company security for an extended period after such sale, each of which could result in losses to the Fund. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield and distressed company securities, especially in a thinly-traded market. When secondary markets for high yield and distressed company securities are less liquid than the market for other types of securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Advisor seeks to minimize the risks of investing in all securities through diversification, in-depth analysis and attention to current market developments.

The use of credit ratings in evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting debt securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by the Fund, the Fund may retain the security if the Advisor deems it in the best interest of shareholders. See Appendix B for a description of credit ratings.

Illiquid Securities

Illiquid securities are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Fund’s liquidity risk management program (LRM Program) adopted pursuant to Rule 22e-4 under the 1940 Act. Under the Fund’s LRM Program, the Fund may not hold more than 15% of its net assets in illiquid securities. The LRM Program administrator is responsible for determining the liquidity classification of the Fund’s investments and monitoring compliance with the 15% limit on illiquid securities. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

The Fund may invest in securities that are not registered (including securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”)). Non-publicly traded securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Over the years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Increasing Government and Other Public Debt

Government and other public debt, including municipal securities, can be adversely affected by large and sudden changes in local and global economic conditions that result in increased debt levels. For example, the total public debt of the United States and other countries around the globe as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 global financial crisis and grew further in connection with the U.S. Government’s response to the COVID-19 pandemic. Governmental agencies project that the United States will continue to maintain high debt levels for the foreseeable future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high debt level may increase market pressures to meet government funding needs, which can increase debt costs and cause a government or public or municipal entity to issue additional debt, thereby increasing refinancing risk. A high debt level also raises concerns that the issuer may be unable or unwilling to make principal or interest payments when they are due, which may adversely impact the value of certain instruments held by the Fund. Unsustainable debt levels can cause declines in the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns or can generate or contribute to an economic downturn. In addition, the high and rising level of U.S. national debt may adversely impact the U.S. economy and securities in which the Fund may invest. From time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt ceiling could: increase the risk that the U.S. Government may default on payments on certain U.S. Government securities; cause the credit rating of the U.S. Government to be downgraded or increase volatility in both stock and bond markets; result in higher interest rates; reduce prices of U.S. Treasury securities; and/or increase the costs of certain kinds of debt.

In the past, the U.S. sovereign credit rating has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. The rating market, prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by a rating agency’s decision to downgrade the U.S. sovereign credit rating. The foregoing risks could adversely affect the value of the Fund and its investments.

Indebtedness, Loan Participations and Assignments

The Fund may purchase indebtedness and participations in commercial loans (such as bank loans), or may purchase assignments of such loans as well as interest and/or servicing or similar rights as such loans. Such investments may be secured or unsecured and may be newly-originated (and may be specifically designed for the Fund). Indebtedness is different from traditional debt securities in that debt securities may be part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies or otherwise exercise the Fund’s rights against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. In either case, the Fund may be responsible for the costs and liabilities associated with owning the collateral and may be subject to the risks and responsibilities relevant to the business, property or other asset serving as collateral. If the Fund holds certain loans, the Fund may be required to exercise its remedies and rights with respect to the collateral or the borrower pursuant to certain agreed-upon procedures or collectively with other creditors or through an agent or other intermediary action on behalf of multiple creditors. Delays or other risks associated with such procedures may cause the value of the Fund’s investment to decline or otherwise adversely affect the Fund’s rights relating to or interest in the collateral. For example, if an agent bank is acting on behalf of multiple lenders in the syndicate, the Fund’s interest in a loan may be subject to changes in terms or additional risks resulting from actions taken or not taken by the agent bank following an instruction from other creditors holding interests in the same loan. In addition, bankruptcy or other court proceedings may delay, limit or negate the Fund’s ability to collect payments on its loan investments or otherwise adversely affect the Fund’s rights in collateral relating to the loan, if any, and the Fund may need to retain legal or similar counsel to help in seeking to enforce its rights.

The Fund may invest in loan participations with credit quality comparable to that of issuers of its other securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

The Fund may invest in indebtedness and loan participations to achieve capital appreciation, rather than seek income. The Fund will limit the amount of its total assets that it will invest in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, the Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, the Commission’s interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers”. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loan assignments, loan participations, delayed funding loans, revolving credit facilities, bridge loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Advisor believes to be a fair price. Certain types of loans, such as bridge loans, may provide certain types of equity features such as warrants and conversion rights. Those equity-type instruments and investments involve additional risks of an investment in equity, including potentially significant changes in value, difficulty in accurately valuing them, a lack of liquidity, and a significant loss on the investment, and the possibility that the particular right could expire worthless if not exercised.

Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Fund. The purchaser of an assignment typically succeeds to all rights and obligations as the assigning lender under the loan agreement. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral securing the loan, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a loan. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. The Fund currently relies on the Advisor’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse will be against the property securing the DIP financing.

The Fund may act as the originator for direct loans to a borrower. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to commercial borrowers directly or through companies acquired (or created) and owned by or otherwise affiliated with the Fund. The terms of the direct loans are negotiated with borrowers in private transactions. A direct loan may be secured or unsecured.

In determining whether to make a direct loan, the Fund will rely primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal and its assessment of the collateral, if any, securing the loan. In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan.

When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will often compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on and/or less advantageous terms of such loans, which could reduce Fund performance. Some loans have the benefit of contractual restrictive covenants that limit the ability of the borrower to increase the credit risk of the borrower or take actions that may impair the rights or interests of lenders (e.g., by further encumbering its assets or incurring other debt obligations). Investments in loans without contractual restrictive covenants are particularly susceptible to the risks associated with loans and other forms of indebtedness.

As part of its lending activities, the Fund may originate loans to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, such loans involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is high. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company that the Fund has financed, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund or its affiliates to the borrower.

Various state licensing requirements could apply to the Fund with respect to investments in, or the origination and servicing of, loans and similar assets. The licensing requirements could apply depending on the location of the borrower, the location of the collateral securing the loan, or the location where the Fund or Advisor operates or has offices. In states in which it is licensed, the Fund or Advisor will be required to comply with applicable laws and regulations, including consumer protection and anti-fraud laws, which could impose restrictions on the Fund’s or Advisor’s ability to take certain actions to protect the value of its investments in such assets and impose compliance costs. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Fund’s or Advisor’s license, which in turn could require the Fund to divest assets located in or secured by real property located in that state. These risks will also apply to issuers and entities in which the Fund invests that hold similar assets, as well as any origination company or servicer in which the Fund owns an interest.

Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. These legal proceedings range from actions involving a single plaintiff to class action lawsuits with potentially tens of thousands of class members. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund seeks to engage in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its investments.

Industrial Sector Risk

The Fund may invest a significant portion of its assets in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Information Technology Sector Risk

The Fund may invest a significant portion of its assets in the information technology sector. Companies in the information technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future. Information technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Inflation-Indexed Bonds

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income for federal income tax purposes, even though investors do not receive their principal until maturity.

Interest Rate Risk

Investments in fixed income securities and financial instruments are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Securities with floating interest rates, such as syndicated bank loans, generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates, and could have an adverse effect on prices for fixed income securities and on the performance of the Fund. The Fund is subject to heightened interest rate risk as a result of recent and potentially ongoing increase in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility. Any unexpected or sudden reversal of the fiscal or monetary policy underlying current interest rate levels could adversely affect the value of the Fund. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates.

Changing Fixed Income Market Conditions. In response to past financial crises, the U.S. government and the Board of Governors of the Federal Reserve System (the “Federal Reserve”), as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels and by purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). This and other government interventions may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. In response to escalating inflation, the Federal Reserve initiated a series of rapid interest rate hikes beginning in 2022. Policy changes, together with continued inflationary pressure, have heightened volatility in the debt and equity markets and could cause the value of the Fund’s investments and share price to decline. It is uncertain when and if the Federal Reserve will slow or reverse its current program in response to changing economic conditions and how any such change would impact the Fund.

Large Shareholder Risk

To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Leverage

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of the portfolio securities.

Market Risk

Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, financial crises, recessions, or other events could have a significant impact on the Fund and its investments. The value of a security may decline due to general economic, political or financial market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, including changes in the general outlook for corporate earnings, rates of economic growth and employment, monetary policy interest or currency rates or due to adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund and its investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

Master Limited Partnerships

The Fund may invest in publicly traded master limited partnerships (“MLPs”), which are limited partnerships or limited liability companies taxable as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, the Fund intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders.

These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly, cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The Fund may purchase common units in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. The credit quality of an ABS transaction depends on the performance of the underlying assets. ABS are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and, syndicated bank loans, peer-to-peer loans and litigation finance loans. These loans or other receivables are subject to risks of prepayment, delinquency and default similar to those present in mortgage loans. Consumer loans may be backed by collateral (as in automobile loans) or they may be unsecured. Moreover, Congress, regulators such as the Consumer Financial Protection Bureau and the individual states may further regulate the consumer credit industry in ways that make it more difficult for servicers of such loans to collect payments on such loans, resulting in reduced collections. Changes to federal or state bankruptcy or debtor relief laws may also impede collection efforts or alter timing and amount of collections. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

The value of some mortgage- or ABS may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on certain securities may expose the Fund to lower rates of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security or ABS generally will decline; however, when interest rates are declining, the value of such securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying assets will affect the price and volatility of the security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying assets increase the effective maturity of a security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Because asset-backed securities may not have the benefit of a security interest in underlying assets, ABS present certain additional risks not present with mortgage-backed securities. See “U.S. Government Securities” below.

One type of mortgage-related security, SMBS, has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities.

The Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs issue classes or “tranches” that vary in risk and yield. A CLO may experience substantial losses attributable to defaults on underlying assets. Such losses will be borne first by the holders of subordinate tranches. The Fund’s investment in a CLO may decrease in market value because of (i) loan defaults or credit impairment, (ii) the disappearance of subordinate tranches, (iii) market anticipation of defaults, and (iv) investor aversion to CLO securities as a class. These risks may be magnified depending on the tranche of CLO securities in which the Fund invests. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches. The Fund may invest in other asset-backed securities that have been offered to investors.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Fund expects to invest less than 50% of its total assets in tax-exempt municipal bonds. As a result, the Fund does not expect to be eligible to pay exempt interest dividends to shareholders and interest on municipal bonds will be taxable to shareholders when received as a distribution from the Fund.

Operational Risk

An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Other Investment Companies

The Fund may acquire securities of other registered investment companies to the extent that such investments are consistent with its investment objective, policies, strategies and restrictions and the limitations of the 1940 Act. Investment companies may include mutual funds, closed-end funds and exchange-traded funds (“ETFs”). The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such funds. Like all equity investments, these investments may go up or down in value.

ETFs and closed-end funds trade on a securities exchange and their shares may trade at a premium or discount to their NAV. The Fund will incur brokerage costs when it buys and sells shares of ETFs and closed-end funds. ETFs that seek to track the composition and performance of a specific index may not replicate exactly the performance of their specified index because of trading costs and operating expenses incurred by the ETF. At times, there may not be an active trading market for shares of some ETFs and closed-end funds and trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s NAV, the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither the Advisor nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

Participation in Litigation or Arbitration Proceedings

The Advisor, in its judgment and discretion and based on the considerations deemed by the Advisor to be relevant, may believe that it is in the best interests of the Fund to initiate or settle a claim or join a class of plaintiffs pursuing a claim as lead plaintiff (or opt out of a class and pursue a claim directly). Similarly, the Advisor may determine not to take or not to recommend any such action. To the extent that the Fund has liquidated, the Advisor will generally not take or recommend any such action. The Advisor may, on behalf of the Fund, directly initiate or participate in litigation or an arbitration proceeding as a named plaintiff or claimant. The Advisor may, without limitation, (i) engage legal counsel for the Fund and/or cause the Fund to pay fair and reasonable legal fees and expenses incurred in connection with investigating the validity of a potential claim (or performing other due diligence relating to a potential claim) or taking any actions considered by the Advisor to be necessary or appropriate (a) to protect or preserve the Fund’s rights or interests in connection with (1) defending a claim made against the Fund and (2) initiating or otherwise engaging in preliminary measures intended to facilitate possible future litigation or arbitration or otherwise support a judicial decision favorable to the Fund and (b) to preserve the Fund’s ability to bring a claim and to prevent the expiration of an applicable statute of limitations; and (ii) on behalf of the Fund that is not acting or seeking to act as a named plaintiff or claimant, (a) give direction to a third party (such as trustees or service providers), (b) cause the Fund to advance fair and reasonable legal fees and expenses to such third party, and/or (c) indemnify, on behalf of the Fund, such third party for its fair and reasonable fees and expenses, in each such case in connection with litigation or a claim concerning the Fund’s investment and pursuant to the terms of the investment (including, without limitation, as a result of the Fund’s holding of a certificate issued by a trust where the trustee or other service provider to the trust is commencing litigation or pursuing a claim on behalf of the trust). The Advisor may also vote for or authorize a settlement relating to litigation or a claim described in subparagraph (ii) above. The Fund may directly bear a portion or all of the fees associated with the actions described above.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Real Estate Investment Trusts

The Fund may invest in securities of companies in the real estate industry generally or in real estate investment trusts (“REITs”). Unlike corporations, REITs do not have to pay federal income taxes if they meet certain requirements under the Code. REITs offer investors greater liquidity and diversification than direct ownership of properties.

Companies in the real estate industry and real estate related investments may include, for example, REITs that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

An investment in a REIT, or in a real estate-linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Investments in REIT equity securities could require the Fund to accrue and distribute income not yet received by the Fund. On the other hand, investments in REIT equity securities can also result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income. REITs may not provide complete tax information to the Fund until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission from the Internal Revenue Service to extend the deadline for issuance of Forms 1099-DIV.

Regulatory Risk

Actions by governmental entities may also impact certain instruments in which the Fund invests. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. For example, the Fund may invest in securities or derivatives that previously utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of LIBOR rates ceased at the end of 2021 for most maturities and currencies, and certain remaining widely used U.S. dollar (USD) LIBOR rates that were published for an additional period of time to assist with the transition have also been phased out. The transition process from LIBOR to the Secured Overnight Financing Rate (“SOFR”) for USD LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act of 2021 and the Federal Reserve Board’s adoption of implementing regulations in December 2022, which replaced LIBOR based benchmark rates in instruments with no, or insufficient, alternative rate setting provisions with a SOFR base rate following the cessation of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity of, or return on, certain of the Fund and its investments.

Regulatory actions or actions taken by law enforcement entities in the United States or outside of the United States may also adversely affect the Fund’s investments. For example, assets that become subject to sanctions or that are involved in illegal activities such as money laundering or kleptocracy, may be seized, subject to forfeiture, frozen or otherwise become unmarketable, will lose value or become worthless and consequently adversely affect the Fund’s value. Actions such as geographical targeting orders for, or new rulemaking related to, real estate investments issued by the Financial Crimes Enforcement Network (“FinCEN”) may also lengthen the settlement process, make a real estate asset less liquid and harder to sell, and/or increase costs associated with these portfolio investments.

Repurchase Agreements

The Fund may invest in repurchase agreements. A repurchase agreement is an agreement where the seller agrees to repurchase a security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund’s money is invested in the repurchase agreement. The Fund’s repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, the Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

The Fund may enter into reverse repurchase agreements and dollar rolls, subject to its limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by the Fund and their agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes.

In accordance with Rule 18f-4 under the 1940 Act, the Fund has elected to be treated as a limited derivatives user, which requires that: (i) the Fund limit its derivatives exposure to ten percent (10%) of its net assets. The Fund has elected to treat reverse repurchase agreements and similar financing transactions as senior securities that are not subject to the 10% limit but for which the Fund must maintain 300% asset coverage. TBAs, dollar rolls and non-standard settling transactions that the Fund does not intend to physically settle or will not settle within 35 days of the trade date will also be included in the 10% derivatives exposure limitation. The Fund may enter into unfunded commitments if the Fund reasonably believes that it will have sufficient cash and cash equivalents to meet its obligations for all its unfunded commitments. This regulation could significantly limit or impact the Fund’s ability to invest in reverse repurchase agreements, short sale borrowings and firm or standby commitment agreements, limit the Fund’s ability to employ certain strategies that use such instruments and adversely affect the Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objective. Also, changes in regulatory requirements concerning margin for certain types of financing transactions, such as repurchase agreements, reverse repurchase agreements, and securities lending and borrowing and securities forwards, could impact the Fund’s ability to utilize these investment strategies and techniques.

Rule 144A Securities

The Fund may invest in securities offered pursuant to Rule 144A under the 1933 Act (“Rule 144A securities”), which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

Risks of Investing in Asia

The value of the Fund’s assets may be adversely affected by political, economic, social, and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Asian markets are particularly susceptible to restrictions on global funds. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the U.S., Europe, and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the U.S. and Europe, as well as increased tensions with certain nations such as Russia.

Risks Associated with Russian Invasion of Ukraine

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, the North Atlantic Treaty Organization (“NATO”), and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, among others, as well as the European Union, issued broad-ranging economic sanctions against Russia. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.

The imposition of these current sanctions (and the potential for further sanctions in response to continued military activity) and other actions undertaken by countries and businesses may adversely impact various sectors of the Russian economy, including but not limited to, the financials, energy, metals and mining, engineering, and defense and defense related materials sectors. Such actions also resulted in the decline in the value and liquidity of Russian securities, a weakening of the ruble, and impair the ability of the Fund to buy, sell, receive, or deliver those securities. Moreover, the measures could adversely affect global financial and energy markets and thereby negatively affect the value of the Fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia also prevented the export of certain goods and payments to foreign shareholders of Russian securities. Russia may take additional counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities and Fund investments. Such actions could, for example, include restricting gas exports to other countries, the seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe, any of which could exacerbate negative consequences on global financial markets and the economy. The actions discussed above could have a negative effect on the performance of funds that have exposure to Russia. The conflict between Russia and Ukraine is unpredictable and has the potential to result in broader military actions. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted and may result in a negative impact on Fund performance and the value of Fund investments, particularly as it relates to Russian exposure.

Securities Lending

The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. The Fund is subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. To the extent the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. If the borrower defaults on its obligation to return securities lent because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities lent or gaining access to collateral. As a result, the Fund’s yield may decrease. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans.

The Trust, on behalf of the Fund, has entered Into a securities lending agreement with Brown Brothers Harriman & Co. (the “Securities Lending Agent”) to provide certain services related to the Fund’s securities lending program. Pursuant to the securities lending agreement, the Securities Lending Agent, on behalf of the Fund, is authorized to enter into securities loan agreements, negotiate loan fees and rebate payments, collect loan fees, deliver securities, manage and hold collateral, invest cash collateral, receive substitute payments, make interest and dividend payments (in cases where a borrower has provided non-cash collateral), and upon termination of a loan, liquidate collateral investments and return collateral to the borrower.

The Predecessor Fund was not a party to the securities lending agreement with the Securities Lending Agent. For the most recent fiscal year ended June 30, 2023, the Predecessor Fund did not have securities lending activities.

Short Sales

The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Short Sales Against-the-Box

The Fund can borrow and sell “short” securities when the Fund also owns an equal amount of those securities (or their equivalent). No more than 33 1/3% of the Fund’s total assets can be held as collateral for short sales at any one time.

Structured Instruments

The Fund may invest in structured instruments, including, without limitation, participation notes, certificates and warrants. Structured instruments may be derived from or based on a single security or securities, an index, a commodity, debt issuance or a foreign currency (a “reference”), and their interest rate or principal may be determined by an unrelated indicator. Structured securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the value of the structured security at maturity, or in the interest rate of the structured security. Structured securities may entail a greater degree of risk than other types of securities because the Fund bears the risk of the reference in addition to the risk that the counterparty to the structured security will be unable or unwilling to fulfill its obligations under the structured security to the Fund when due. The Fund bears the risk of loss of the amount expected to be received in connection with a structured security in the event of the default or bankruptcy of the counterparty to the structured security. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Swap Agreements

The Fund may enter into swap agreements, including, but not limited to, credit default, interest rate, index and currency exchange rate swap agreements. The Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in a more cost efficient manner. To the extent the Fund invests in foreign currency-denominated securities, the Fund also may invest in currency exchange rate swap agreements.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard OTC swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund).

Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A total return swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of underlying assets, which may include a single stock, a basket of stocks, or a stock index during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets.

The Fund also may enter into swaptions. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most types of swap agreements entered into by the Fund will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund).

The Fund also may enter into OTC and cleared credit default swap agreements. A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Fund. The protection “buyer” in an OTC credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the credit soundness of the issuer of the reference obligation and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements sold by the Fund may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk (with respect to OTC credit default swaps) and credit risk. The Fund will enter into uncleared credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. In addition, there may be disputes between the buyer and seller of a credit default swap agreement or within the swaps market as a whole as to whether a credit event has occurred or what the payment should be. Such disputes could result in litigation or other delays, and the outcome could be adverse for the buyer or seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund).

The Dodd-Frank Act and related regulatory developments require the clearing and exchange-trading of certain standardized OTC derivative instruments that the CFTC and SEC have defined as “swaps.” The CFTC has implemented mandatory exchange-trading and certain clearing requirements under the Dodd-Frank Act and the CFTC continues to mandate the central clearing of additional contracts. Uncleared swaps are subject to margin requirements that mandate the posting and collection of minimum margin amounts on certain uncleared swaps transactions, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps than would otherwise be the case. The Advisor will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.

In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the EU and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In the EU, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to a fund of a counterparty subject to such proceedings (sometimes referred to as a “bail in”).

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Restrictions imposed by the Code for qualification as a regulated investment company may limit the Fund’s ability to use swap agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the reference asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because OTC swap agreements are bilateral contracts that may be subject to contractual restrictions on transferability and termination and because they may have remaining terms of greater than seven days, swap agreements may be considered illiquid and subject to the Fund’s limitation on investments in illiquid securities. See the discussion under “Illiquid Securities.”

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If the Advisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Senior Loans

To the extent the Fund invests in senior loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk, than funds that do not invest in such securities. Senior loans are often issued by heavily indebted companies, and therefore can be particularly susceptible to a wide variety of risks. Senior loans may not be backed by adequate collateral and can be subject to faster payment schedules than other types of obligations. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile and more difficult to value than other types of securities (including other debt securities). An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the Fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and, a senior loan may lose significant market value before a default occurs. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the senior loans and/or may result in the Fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the Fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the Fund. As a result, transactions in senior loans that settle on a delayed basis may limit the Fund’s ability to make additional investments or satisfy the Fund’s redemption obligations. The Fund may seek to satisfy any short-term liquidity needs resulting from an extended trade settlement process by, among other things, selling portfolio assets, holding additional cash or entering into temporary borrowing arrangements with banks and other potential funding sources. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund will have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates.

Senior loans may not be considered securities under the federal securities laws. In such circumstances, fewer legal protections may be available with respect to the Fund’s investment in senior loans. In particular, if a senior loan is not considered a security under the federal securities laws, certain legal protections normally available to securities investors under the federal securities laws, such as those against fraud and misrepresentation, may not be available. Because of the risks involved in investing in senior loans, an investment in the Fund that invests in such instruments should be considered speculative. Senior loans that are covenant-lite obligations contain fewer maintenance covenants than other types of loans, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite obligations may carry more risk than traditional loans as they allow borrowers to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default. The Fund may have a greater risk of loss on investments in covenant-lite obligations as compared to investments in traditional loans.

Secondary trades of senior loans may have extended settlement periods. Any settlement of a secondary market purchase of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants (i.e., T+7 for par/near par loans and T+20 for distressed loans, in other words more than seven or twenty business days beyond the trade date, respectively) is subject to the “delayed compensation” rules prescribed by the Loan Syndications and Trading Association (“LSTA”) and addressed in the LSTA’s standard loan documentation for par/near par trades and for distressed trades. “Delayed compensation” is a pricing adjustment comprised of certain interest and fees, which is payable between the parties to a secondary loan trade. The LSTA introduced a requirements-based rules program in order to incentivize shorter settlement times for secondary transactions and discourage certain delay tactics that create friction in the loan syndications market by, among other things, mandating that the buyer of a senior loan satisfy certain “basic requirements” as prescribed by the LSTA no later than T+5 in order for the buyer to receive the benefit of interest and other fees accruing on the purchased loan from and after T+7 for par/near par loans (for distressed trades, T+20) until the settlement date, subject to certain specific exceptions. These “basic requirements” generally require a buyer to execute the required trade documentation and to be, and remain, financially able to settle the trade no later than T+7 for par/near par loans (and T+20 for distressed trades). In addition, buyers are required to fund the purchase price for a secondary trade upon receiving notice from the agent of the effectiveness of the trade in the agent’s loan register. The Fund, as a buyer of a senior loan in the secondary market, would need to meet these “basic requirements” or risk forfeiting all or some portion of the interest and other fees accruing on the loan from and after T+7 for par/near par loans (for distressed trades, T+20) until the settlement date. The “delayed compensation” mechanism does not mitigate the other risks of delayed settlement or other risks associated with investments in senior loans.

Investors should be aware that the Fund’s investment in a senior loan may result in the Fund or Advisor receiving information about the issuer that may be deemed material, non-public information. Under such circumstances, the Fund’s investment opportunities may be limited, as trading in securities of such issuer may be restricted. Additionally, the Advisor may seek to avoid receiving material, non-public information about issuers of senior loans. As a result, the Advisor may forgo certain investment opportunities or be disadvantaged as compared to other investors that do not restrict information that they receive from senior loan issuers.

Trust Preferred Securities

The Fund may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the Securities Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as the Fund, to sell their holdings. In identifying the risks of the trust preferred securities, the Advisor will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as the Fund.

As a result of trust preferred securities being phased out of Tier I and Tier II capital of banking organizations, the Fund’s ability to invest in trust preferred securities may be limited. This may impact the Fund’s ability to achieve its investment objective.

U.S. Government Securities

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as securities issued by members of the Farm Credit System, are supported only by the credit of the agency, instrumentality or corporation. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. There is a risk that the U.S. Government fails to pay interest or principal on U.S. Government obligations and such failure, or a perceived likelihood of such failure, will negatively impact the value and credit rating of U.S. Government obligations. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Under the direction of the Federal Housing Finance Agency (“FHFA”), FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (“UMBS”) (the “Single Security Initiative”) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative was implemented in June 2019, and the long-term effects it may have on the market for mortgage-backed securities are uncertain.

Since September 6, 2008, FNMA and FHLMC have operated under a conservatorship administered by FHFA. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement to provide additional financing to FNMA and FHLMC. FNMA and FHLMC continue to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

The Fund may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such U.S. Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) U.S. Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of U.S. Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of U.S. Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. When a reliable trading market for the variable and floating rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities. See the discussion under “Illiquid Securities.” The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Additionally, the Fund may invest, without limitation, in residual interest bonds (“RIBs”).

Warrants

The Fund may invest in warrants. Warrants are instruments that give the holder the right, but not the obligation, to buy a security directly from the issuer at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security, do not represent any rights in the assets of the issuing company and are subject to the risk that the issuer-counterparty may fail to honor its obligations. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. When such purchases or sales are outstanding, transactions that the Fund does not intend to physically settle or will not settle within 35 days of the trade date will also be included in the calculation used to determine the Fund's eligibility for the Limited Derivatives User exemption described above under “Derivative Instruments.”

There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered. Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

MANAGEMENT

The Board consists of six individuals (each a “Trustee” or a “Board member,” and collectively, the “Trustees”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The Board oversees the actions of the Fund’s Advisor and other service providers and decides upon matters of general policy. The Board also reviews the actions of the Trust’s officers, who conduct and supervise the daily business operations of the Fund.

Board and Committee Structure. The role of the Board, the Board’s Committees, and the individual Board members is one of general oversight of the Fund, including oversight of the duties performed by the Advisor under the Investment Advisory Agreement for the Fund. The Board generally meets in regularly scheduled meetings four times a year, and may meet more often as required. During the fiscal year ended June 30, 2023, the Board held four regularly scheduled meetings.

The Board has two standing Committees, the Audit Committee and the Nominating and Governance Committee, and has delegated certain responsibilities to those Committees.

Each Independent Trustee is a member of the Audit Committee. The principal responsibilities of the Audit Committee are to: (i) approve, and recommend to the Board, the appointment, retention or termination of the Fund’s independent registered public accounting firm; (ii) review with the independent registered public accounting firm the scope, performance and anticipated cost of their audits; (iii) discuss with the independent registered public accounting firm certain matters relating to the Fund’s financial statements, including any adjustment to such financial statements recommended by the independent registered public accounting firm, or any other results of any audit; (iv) request and review the independent registered public accounting firm’s annual representations with respect to their independence, and discuss with the independent registered public accounting firm any relationships or services disclosed in the statement that may impact the independence of the Fund’s independent registered public accounting firm; and (v) consider the comments of the independent registered public accounting firm and management’s responses thereto with respect to the quality and adequacy of the Fund’s accounting and financial reporting policies and practices and internal controls. The Board of Trustees of the Trust has adopted a written charter for the Audit Committee. The Audit Committee held four meetings during the Trust’s fiscal year ended June 30, 2023.

Each Independent Trustee is also a member of the Nominating and Governance Committee. This Committee reviews and nominates candidates to serve as Trustees. The Nominating and Governance Committee will consider shareholder proposals for candidates to serve as Trustees. Any such proposals should be sent to the Trust in care of the Nominating and Governance Committee chairperson. The final recommendation of a prospective Independent Trustee rests solely with the Nominating and Governance Committee. This Committee held one meeting during the Trust’s fiscal year ended June 30, 2023. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties.

The Board is chaired by an Independent Trustee. The Board believes that its leadership structure, including an independent Chairman and Board Committees, is appropriate based on the size of the Board, the assets and number of funds overseen by the Board members, as well as the nature of the Fund’s business.

Biographical Information. Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their years of birth, their principal occupations for at least the last five years, their terms of office and the length of time served as a Trustee, the total number of portfolios overseen by the Trustee that are advised by the Advisor and public directorships and fund directorships held by the Trustee during the past five years.

Independent Trustees

Name and Year of Birth	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Randall H. Breitenbach (born 1960)	Trustee Chairman	Since 2001 Since 2018
Founder,
Chief Executive Officer and Chairman of Bridge Energy LLC
(2017 -- present);
Chairman Emeritus of Stanford University PIC Endowment (1999 — present);
Formerly, Founder, Chief Executive Officer and Chairman of Pacific Coast Energy Company, LP
(1988 -- 2019);
Founder, Chief Executive Officer and Chairman of BreitBurn Energy Company (1988 -- 2012).
				Eleven	BreitBurn Energy Partners, L.P.; Pacific Coast Energy Company, LP
Alejandra C. Edwards, Ph.D. (born 1954)	Trustee(a)	Since 2007
President of Chilean
Association of Pension Fund Administrators
(2021 -- present);
Member of Queens Care’s Investment Committee
(2017 – present); Formerly, California State University – Long Beach: Professor of Economics
(1994 – 2015).
				Eleven	None
Marcy Elkind, Ph.D. (born 1947)	Trustee Vice Chair	Since 2005 Since 2018	President, Elkind Economics, Inc. (1980 – present).	Eleven	None

Name and Year of Birth	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Robert Fitzgerald (born 1952)	Trustee(b)	Since 2005	Retired. Formerly, Chief Financial Officer of National Retirement Partners, Inc. (2005 – 2007); Executive Vice President and Chief Financial Officer of PIMCO Advisors L.P. (1995 – 2001).	Eleven	Independent Trustee, Brandes Investment Trust (8 portfolios).
H. Thomas Hicks (born 1950)	Trustee(c)	Since 2017	Retired. Formerly, Chief Financial Officer, URS Corporation (2005 – 2015).	Eleven	Aptim Corp.

*Each Independent Trustee serves until his or her successor is elected and qualified or until his or her death or resignation or removal as provided in the Trust’s Agreement and Declaration of Trust.
(a)Chair of the Nominating and Governance Committee.
(b)Chair of the Audit Committee.
(c)Vice Chair of the Audit Committee.

Interested Trustee

Name and Year of Birth	Position Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

George H. Davis, Jr.* (born 1961)	Trustee	Since 2007	Executive Chairman (since 2021) and Portfolio Manager (since 2001) of the Advisor, formerly Chief Executive Officer of the Advisor (2001 – 2021).	Eleven	None
*Mr. Davis is considered an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with the Advisor.
**As Trustee, Mr. Davis serves until his successor is elected and qualified or until his death or resignation or removal as provided in the Trust’s Agreement and Declaration of Trust.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their years of birth, their principal occupations for at least the last five years and the length of time served as an officer of the Trust.

Name and Year of Birth	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years

Anna Marie Lopez (born 1967)	President	Since 2007	Chief Operating Officer of the Advisor (2007 – present).

Mark McMahon (born 1968)	Vice President and Secretary	Since 2006	Managing Director, Mutual Fund Operations of the Advisor (2006 – present).

James Menvielle (born 1972)	Vice President and Treasurer	Since 2007	Chief Financial Officer of the Advisor (2006 – present).

Stacey Gillespie (born 1974)	Chief Compliance Officer	Since 2021	Director and Chief Compliance Officer of ACA Foreside (2015 – present).
*Each officer is appointed by and serves at the pleasure of the Board of Trustees of the Trust.

The address for all Trustees and officers of the Trust, except Stacey Gillespie, is c/o Hotchkis & Wiley Capital Management, LLC, 601 South Figueroa Street, 39th Floor, Los Angeles, CA 90017, attention: Trust Secretary. The address for Stacey Gillespie is c/o ACA Foreside, 140 East 45th Street, 29th Floor, 2 Grand Central Tower, New York, NY 10017.

Risk Oversight. The day-to-day operations of the Fund, including the management of risk, are performed by third party service providers, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and thus has general oversight responsibilities with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Trust and its service providers employ a variety of processes, procedures and controls to identify certain of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.

The Board, directly and through its Committees, receives and reviews information from the Advisor, other service providers, the Trust’s independent registered public accounting firm, Trust counsel and counsel to the Independent Trustees to assist it in its general oversight responsibilities. This information includes, but is not limited to, reports regarding the Fund and its investments, including Fund performance and investment practices, valuation of Fund portfolio securities, and compliance. The Board also reviews, and must approve any proposed changes to, the Fund’s investment objective, policies and restrictions, and reviews any areas of material non-compliance with the Fund’s investment policies and restrictions. The Audit Committee has general oversight responsibility for the Trust’s accounting policies, financial reporting and internal control system. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. As part of its general compliance oversight, the Board reviews the annual compliance report issued by the Trust’s CCO on the policies and procedures of the Trust and its service providers, proposed changes to the policies and procedures and quarterly reports on any material compliance issues that arose during the period.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund, the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Board’s ability to manage risk is subject to substantial limitations.

Experience, Qualifications and Attributes. As noted above, the Nominating and Governance Committee is responsible for identifying, evaluating and recommending trustee candidates. The Nominating and Governance Committee reviews the background and experience of trustee candidates and the candidates’ expected contributions to the Board. As of the date of this SAI, the Board has concluded, based on each Board members’ experience, qualifications and attributes, that each Board member should serve as a Trustee. The following is a brief summary of the information, in addition to the Board members’ combined contribution to the Board, that led to this conclusion. The summaries set forth below as to the qualifications, attributes and skills of the Board members are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board or any Trustee has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care applicable to, any such person or the Board as a whole than otherwise would be the case.

Randall H. Breitenbach has served as a Board member of the Trust since its inception in 2001 and has served as Chairman of the Board since 2018. He formerly served as Chair of the Nominating and Governance Committee and Audit Committee. Mr. Breitenbach is Founder, Chairman and CEO of Bridge Energy Holdings LLC (2017–present). He founded and served as Chief Executive Officer and Chairman of Pacific Coast Energy Company until 2019. Mr. Breitenbach co-founded BreitBurn Energy Partners, L.P. and served as Chief Executive Officer and Chairman until 2012. He also serves as Chairman Emeritus of the Stanford University PIC Endowment. He received a B.S. and M.S. degree in petroleum engineering from Stanford University and an M.B.A. from Harvard Business School.

George H. Davis, Jr. has served as a Board member of the Trust since 2007. Mr. Davis serves as Executive Chairman and portfolio manager of the Advisor. Mr. Davis formerly served as Chief Executive Officer of the Advisor, and prior thereto a portfolio manager for Hotchkis & Wiley as a division of Merrill Lynch Asset Management, L.P. He received a B.A. in History and Economics and an M.B.A. from Stanford University.

Alejandra C. Edwards has served as a Board member of the Trust since 2007 and Chair of the Nominating and Governance Committee since 2018. Ms. Edwards is Professor Emerita from California State University Long Beach since 2015, where she served as Professor of Economics from 1994 until 2015. She currently serves as President of the Chilean Association of Pension Fund Administrators since 2021, and she is a member of Queens Care's Investment Committee since 2017. She continues to work as a Professional Economist on labor market reform, social security reform, gender issues, old age and poverty, and labor market performance in emerging and transition economies. From 1993 through 1996, she served as a senior economist for The World Bank. She received a Bachelors Degree in economics from the Universidad Catolica de Chile, and an M.A. and Ph.D. in economics from the University of Chicago.

Marcy Elkind has served as a Board member of the Trust since 2005 and as Vice Chair of the Board since 2018. Ms. Elkind is an economist and is president of Elkind Economics, Inc. She has advised U.S. and foreign governments and non-governmental organizations regarding pension reform. She currently conducts asset management forums on emerging markets investing for U.S. institutional investors and investment management firms. Ms. Elkind received an A.B. with highest honors in economics from the University of California, Berkeley, and a Ph.D. in economics from Stanford University.

Robert Fitzgerald has served as a Board member of the Trust since 2005. He has served as Chair of the Audit Committee since 2005. Mr. Fitzgerald formerly was chief financial officer of National Retirement Partners, Inc. and served as executive vice president and chief financial officer of PIMCO Advisors L.P. Prior to that he had also served as an audit partner in the financial services group of PricewaterhouseCoopers LLP. He also serves on another investment company board overseeing eight portfolios, including international and global funds. Mr. Fitzgerald received his B.B.A. in Accounting from Niagara University and is also a graduate of the Pacific Coast Banking School at the University of Washington.

H. Thomas Hicks has served as a Board member of the Trust since 2017 and as Vice Chair of the Audit Committee since 2018. Mr. Hicks was formerly the Chief Financial Officer of URS Corporation from 2005–2015. Previously, Mr. Hicks served as a Managing Director with Merrill Lynch Investment Banking. Prior to joining Merrill Lynch, he held high-level finance positions at Litton Industries and Science Applications International Corporation. Mr. Hicks is a member of the Board of St. John’s Health Center Foundation and Aptim Corp. He holds a bachelor’s degree in commerce from the University of Virginia.

Share Ownership. The table below sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund and all registered investment companies overseen by the Trustee within the Trust’s family of investment companies, as defined in Form N‑1A under the 1940 Act, as of December 31, 2022.

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee:
George H. Davis, Jr.	None	Over $100,000
Independent Trustees:
Randall H. Breitenbach	None	Over $100,000

Alejandra C. Edwards, Ph.D.	None	Over $100,000

Marcy Elkind, Ph.D.	None	Over $100,000

Robert Fitzgerald	None	$50,001-$100,000

H. Thomas Hicks	None	None

Compensation of Trustees

The Trust does not pay salaries to any of its officers, except the Chief Compliance Officer, or fees to its Trustee who is affiliated with the Advisor. The Trust pays to each Independent Trustee, for service to the Trust, a $71,000 annual retainer, which is paid in quarterly installments. The Board Chair, the Audit Committee Chair and the Nominating and Governance Committee Chair receive additional annual compensation of $32,000, $27,000 and $7,500, respectively. The Board Vice Chair and Audit Committee Vice Chair receive additional annual compensation of $7,500. The Trust reimburses each Independent Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings.

The following table sets forth the compensation earned by the Independent Trustees for the Trust’s fiscal year ended June 30, 2023. The Fund is expected to commence operations upon the consummation of the Reorganization, and therefore the Fund did not incur any Trustee fees during the Trust fiscal year ended June 30, 2023. For the Fund's fiscal year ending June 30, 2024, the portion of each Independent Trustee's compensation that is allocated to the Fund will be paid by the Advisor pursuant to the Expense Cap Agreement (see the section below entitled “Investment Advisory Agreement”).

Name	Position Held with the Trust	Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expense	Estimated Annual Benefits upon Retirement	Aggregate Compensation from Trust and Other Advisor Advised Funds*
Randall H. Breitenbach	Trustee	$103,000	None	None	$103,000
Alejandra C. Edwards, Ph.D.	Trustee	$78,500	None	None	$78,500
Marcy Elkind, Ph.D.	Trustee	$78,500	None	None	$78,500
Robert Fitzgerald	Trustee	$98,000	None	None	$98,000
H. Thomas Hicks	Trustee	$78,500	None	None	$78,500
(1)For the fiscal year ended June 30, 2023, Trustees fees totaled $436,500.

INVESTMENT ADVISORY AGREEMENT

Hotchkis & Wiley Capital Management, LLC (previously defined as the “Advisor”) serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) and is located at 601 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5704. The Advisor is a Delaware limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor supervises and arranges the purchase and sale of securities held in the Fund’s portfolio and manages the Fund. The Advisor also manages other investment company portfolios and separate investment advisory accounts.
The Advisory Agreement continues in effect for an initial two-year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund upon 60 days’ written notice to the Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Advisor upon 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
The Fund does not pay advisory fees to the Advisor.
The Advisor has agreed to reimburse the Fund for all operating expenses incurred so that regular annual operating expenses of the Fund will be 0.00% of the Fund’s average annual net assets (the “Expense Cap Agreement”). The expense limitations and/or reimbursements do not cover front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation. The Advisor has agreed to these expense limits through August 31, 2026. The Expense Cap Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor. The Expense Cap Agreement may not be terminated by the Advisor without the consent of the Board of Trustees of the Trust. The Expense Cap Agreement will automatically terminate upon termination of the Advisory Agreement. As the Advisor has agreed to reimburse 100% of the Fund’s operating expenses other than the above described excluded expenses, the Adviser has a conflict of interest in how expenses will be allocated among the various series of the Trust. The Advisor has an incentive to have expenses allocated away from the Fund to other series of the Trust as the Advisor bears all expenses of the Fund. While the Advisor and the Trust have adopted procedures to address this conflict, the conflict nevertheless remains.
There are no advisory or other fees payable to the Advisor for its services under the Advisory Agreement. However, all fund shareholders are participants in separately managed account programs where the Advisor or an affiliate of the Advisor receives a fee from the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or from the program participant for managing or advising assets in the program participant’s managed account, including assets that may be invested in the Fund.
For the fiscal years ended June 30, 2023 and 2022, and the fiscal period from December 30, 2020 (the Predecessor Fund’s inception) through June 30, 2021, the Predecessor Fund did not pay any management fees to the Advisor.

PORTFOLIO MANAGERS

The Fund is managed by the investment team of the Advisor (“Investment Team”), including portfolio managers. The Investment Team also has responsibilities for the day-to-day management of accounts other than the Fund. The Advisor has identified the portfolio managers with the most significant responsibility for the Fund’s portfolio. The list does not include all members of the investment team.

George H. Davis, Jr. and David Green each serve as a portfolio manager for the Fund and are jointly and primarily responsible for the day-to-day management of the Fund. The following table provides information about funds and accounts, other than the Fund, for which the Fund’s portfolio managers were primarily responsible for the day-to-day portfolio management as of June 30, 2023.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
George H. Davis, Jr. David Green CFA	23 $18.9 billion	10 $2.1 billion	57 $7.1 billion	2 $12.1 billion	1 $45.0 million	4 $ 879.4 million

Conflicts of Interest. From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other hand. For example, the portfolio managers also manage institutional accounts and other mutual funds in several different investment strategies. The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations which may preclude a portfolio from participating in certain transactions for that investment strategy. Consequently, the performance of portfolios may vary due to these different considerations. The portfolio managers may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy. The Advisor may be restricted from purchasing more than a limited percentage of the outstanding shares of a company or otherwise restricted from trading in a company’s securities due to other regulatory limitations. If a company is a viable investment for more than one investment strategy, the Advisor has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably. Additionally, potential and actual conflicts of interest may also arise as a result of the Advisor’s other business activities and the Advisor’s possession of material non-public information about an issuer.

Different types of accounts and investment strategies may have different fee structures. Additionally, certain accounts pay the Advisor performance-based fees, which may vary depending on how well the account performs compared to a benchmark. Because such fee arrangements have the potential to create an incentive for the Advisor to favor such accounts in making investment decisions and allocations, the Advisor has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings.

Since accounts are managed to a target portfolio by the portfolio managers, adequate time and resources are consistently applied to all accounts in the same investment strategy.

The Investment Team, including portfolio managers, is compensated in various forms, which may include one or more of the following: (i) a base salary, (ii) bonus, (iii) profit sharing and (iv) equity ownership. Compensation is used to reward, attract and retain high quality investment professionals.

The Investment Team is evaluated and accountable at three levels. The first level is individual contribution to the research and decision-making process, including the quality and quantity of work achieved. The second level is teamwork, generally evaluated through contribution within sector teams. The third level pertains to overall portfolio and firm performance.

Fixed salaries and discretionary bonuses for investment professionals are determined by the Chief Executive Officer of the Advisor using tools which may include annual evaluations, compensation surveys, feedback from other employees and advice from members of the firm’s Executive and Compensation Committees. The amount of the bonus is determined by the total amount of the firm’s bonus pool available for the year, which is generally a function of revenues. No investment professional receives a bonus that is a pre-determined percentage of revenues or net income. Compensation is thus subjective rather than formulaic.

The portfolio managers of the Fund own equity in the Advisor. The Advisor believes that the employee ownership structure of the firm will be a significant factor in ensuring a motivated and stable employee base going forward. The Advisor believes that the combination of competitive compensation levels and equity ownership provides the Advisor with a demonstrable advantage in the retention and motivation of employees. Portfolio managers who own equity in the Advisor receive their pro rata share of the Advisor’s profits. Investment professionals may also receive contributions under the Advisor’s profit sharing/401(k) plan.

Finally, the Advisor maintains a bank of unallocated equity to be used for those individuals whose contributions to the firm grow over time. If any owner should retire or leave the firm, the Advisor has the right to repurchase their ownership thereby increasing the equity bank. This should provide for smooth succession through the gradual rotation of the firm’s ownership from one generation to the next.

The Advisor believes that its compensation structure/levels are more attractive than the industry norm, which is illustrated by the firm’s lower-than-industry-norm investment personnel turnover.

Ownership of Shares. As of the date of this SAI, [the portfolio managers do not beneficially own any shares of the Fund.]

CODE OF ETHICS

The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 under the 1940 Act that covers the Trust and the Advisor (the “Code of Ethics”). The Code of Ethics permits subject personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions. The protective provisions of the Code of Ethics prohibit certain investments and limit these personnel from making investments during periods when the Fund is making such investments. The Code of Ethics is on public file with, and is available from, the Commission. The Board of Trustees has also approved a separate Code of Ethics for the Principal Executive Officer and Principal Financial Officer related to the Fund’s financial reporting.

PROXY VOTING POLICY

Generally, the Advisor will vote (by proxy or otherwise) in all matters for which a shareholder vote is solicited by, or with respect to, issuers of securities beneficially held in the Fund’s accounts in such manner as the Advisor deems appropriate in accordance with its written policies and procedures. The Advisor may affirmatively decide that voting on certain matters may not be in the Fund’s best interest. These policies and procedures set forth guidelines for voting typical proxy proposals. However, each proxy issue will be considered individually in order that the Advisor may consider what would be in the Fund’s best interest. Further, where a proxy proposal raises a material conflict of interest between the interests of the Advisor and the Fund, a member of the Advisor’s Proxy Oversight Committee will review the vote to determine that the decision was consistent with established guidelines and not prompted by any conflict of interest. See Appendix A for the Advisor’s Proxy Voting Policies and Procedures.

Non-U.S. proxies (and particularly those in emerging markets) may involve a number of challenges that restrict or prevent the Advisor’s ability to vote proxies. As a result, the Fund’s non-U.S. proxies will be voted on a best-efforts basis.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available no later than August 31 of each year (beginning with the period ended June 30, 2024) without charge (i) by calling 1-866-HW-FUNDS (1-866-493-8637), and (ii) on the Commission’s website at http://www.sec.gov.

PORTFOLIO TURNOVER

Portfolio turnover measures the percentage of a fund’s total portfolio market value that was purchased or sold during the period. A fund’s portfolio turnover rate provides an indication of how transaction costs (which are not included in a fund’s expenses) may affect a fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders (including short-term capital gains that are generally taxed for federal income tax purposes as ordinary income when distributed to shareholders). The Predecessor Fund’s portfolio turnover rate for the fiscal years ended June 30, 2023 and 2022 are stated below. Factors that increase or decrease portfolio turnover include market conditions, change in the quantity of investment opportunities and the change in the risk returns within portfolios. Portfolio turnover rates could change significantly in response to turbulent market conditions.

2023	2022
140%	96%

Disclosure of Portfolio Holdings

The Trust has adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to ensure that non-public disclosure of the Fund’s portfolio holdings is in the best interests of Fund shareholders, or at least will do no harm to Fund shareholders. No information concerning the Fund’s portfolio holdings may be disclosed except as provided below.

Regulatory Filings

The Fund’s portfolio holdings are made public, as required by law, in the Fund’s annual and semi-annual reports. These reports are filed with the Securities and Exchange Commission, mailed to shareholders and posted to the Fund’s website generally within 60 days after the end of the relevant fiscal period. In addition, the Fund’s portfolio holdings for the fiscal quarters not covered by the annual and semi-annual reports are filed with the Securities and Exchange Commission and posted to the Fund’s website generally within 60 days after the end of each such quarter.

Portfolio Holdings on the Fund’s Website and in Marketing Materials

The Fund’s complete unaudited portfolio holdings as of each month-end will generally be available by the last business day of the following month on the Fund’s website. In certain instances, the Fund’s month-end portfolio holdings may be disclosed earlier than the last business day of the following month to certain third-parties under the following conditions: (i) for legitimate business purposes; (ii) no adverse impact is anticipated to Fund shareholders; and (iii) portfolio holdings are posted on the Fund’s website. The Fund’s quarter-end top 10 holdings, industry and sector classifications, portfolio characteristics including price-to-book ratio, median market cap, turnover and yield-to-worst of the Fund, generally are available by the eighth to tenth business day after quarter-end on the Fund’s website.

Quarterly commentary for the Fund, which may discuss the Fund’s sectors, industries and individual holdings, generally is available approximately 15 to 18 business days after the end of each calendar quarter. Quarterly fact sheets for the Fund, which may include Top 10 holdings, industry and sector classifications, portfolio characteristics including price-to-book ratio, market cap, turnover and yield-to-worst, generally will be available by the tenth business day after calendar quarter end. Quarterly attribution reports (quarter-to-date and year-to-date), generally will be available by the 12th business day after quarter-end. These reports include top and bottom five contributors to performance, as well as bullet points which may discuss the Fund’s sectors, industries and individual holdings (top 10 holdings).

Information on the Fund’s portfolio holdings and characteristics may be obtained through the Fund’s website or by calling 800-796-5606.

This information will, at a minimum, remain on the Fund’s website until the Fund files a list of its holdings with the Securities and Exchange Commission for the relevant periods.

Disclosure of Holdings to Analytical Companies

The Fund’s portfolio holdings generally are sent to certain analytical companies (Morningstar, Bloomberg, Broadridge, S&P, Vestek, Thomson Financial, etc.) and investment consultants either monthly or quarterly on the next business day after a complete set of holdings is available on the Fund’s website.

Disclosure of Holdings to Service Providers and Other Parties

The Fund’s portfolio holdings are disclosed to service providers on an on-going basis in the performance of their contractual duties. These providers include, but are not limited to, the Fund’s custodian, fund accountant, fund administrator, printing companies, public accounting firm and attorneys. Holdings are disclosed to service providers that perform operational services for all of the accounts managed by the Advisor, including the Fund, which include back office services, portfolio accounting and performance systems services, proxy voting services and analytical and trading systems (such as FactSet, Bloomberg and Charles River). Employees of the Advisor also may have frequent access to portfolio holdings. The frequency of disclosure to these parties varies and may be as frequently as intra-day with no lag.

Various broker/dealer and other parties involved in the trading and settlement process have access to Fund portfolio information when the Fund is buying and selling Fund securities.

Non-public disclosure of the Fund’s portfolio holdings will only be made to service providers and other parties who are under a duty of confidentiality to the Fund, whether by explicit written agreement or by virtue of their duties to the Fund. The Trust and/or the Advisor will make reasonable efforts to obtain written confidentiality agreements and prohibitions on trading based on knowledge of the Fund’s portfolio holdings with the service providers and other parties who receive the Fund’s portfolio holdings information prior to the holdings being made public. Employees of the Advisor are subject to the Trust’s and the Advisor’s Code of Ethics, but the improper use of Fund portfolio holdings by other parties is possible, notwithstanding contractual and confidentiality obligations.

The Fund may provide ad hoc portfolio attribution and characteristics for non-quarter end periods to investment consultants, financial intermediaries, shareholders or others who require such information for legitimate business purposes. Requests for this information can be standing requests or made by calling 800-796-5606. The Fund reserves the right to refuse to fulfill a request if it deems that providing information would be contrary to the best interest of the Fund. Such decisions are made by the President of the Trust or the Trust’s CCO.

Portfolio holdings may be disclosed to governmental and self-regulatory authorities pursuant to applicable laws or regulations, or a judicial, regulatory or other similar demand or request.

Disclosure of Individual Portfolio Holdings

From time to time, employees of the Advisor may express their views orally or in writing on securities held in the Fund with the public, media, current or prospective shareholders of the Fund, investment consultants/advisers and/or rating/ranking firms. The securities may be ones that were purchased or sold since the Fund’s most recent month-end portfolio holdings and may not yet be disclosed on its website. In these situations, the confirmation of whether a stock is held in the Fund and its portfolio weighting as of a specific date must follow the public disclosure procedures as described above.

Disclosure for Shareholder In-Kind Distributions

To the extent a shareholder’s shares are to be redeemed in exchange for its pro rata share of the securities held by the Fund, such shareholder may receive a complete listing of the portfolio holdings of the Fund up to seven (7) calendar days prior to the redemption request, provided that the shareholder agrees in writing to maintain the confidentiality of the portfolio holdings information and not to trade on such information.

Other Clients of the Advisor

Various non-Fund portfolios of other clients of the Advisor may hold securities substantially similar to those held by the Fund, since the Advisor maintains a “target portfolio” for each of its investment strategies which often utilizes similar securities for various client portfolios (including the Fund) managed with a particular investment strategy. These clients generally have access to current portfolio holding information for their accounts and do not owe the Fund or the Advisor a duty of confidentiality with respect to disclosure of their portfolio holdings. The Advisor has implemented separate policies and procedures with respect to appropriate disclosure of the Advisor’s representative or target portfolios, including to the Advisor's other clients and/or other third-parties, which may differ from the Fund’s public disclosure procedures. It is possible that such persons or other market participants may use such information for their own benefit, which could negatively impact the Fund’s execution of purchase and sale transactions.

Defaulted/Distressed Securities

The Advisor may, in its discretion, publicly disclose portfolio holdings information at any time with respect to securities held by the Fund that are in default or experiencing a negative credit event. Any such disclosure will be disseminated through the Fund’s website or by similar means.

Trading Desk Reports

The trading desks of the Advisor may periodically distribute lists of applicable investments held by their clients (including the Fund) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

Board of Trustees Oversight of Disclosure of Fund Portfolio Holdings

Exceptions to these Disclosure Policies may be granted only by the Trust’s President or CCO upon a determination that the release of information (1) would be appropriate for legitimate business purposes and (2) is not anticipated to adversely affect Fund shareholders. Any such disclosures of Fund portfolio holdings shall be disclosed to the Board of Trustees at its next regular meeting.

Notwithstanding anything herein to the contrary, the Fund’s Board of Trustees and an appropriate officer of the Fund, or the Fund’s President or CCO may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these Disclosure Policies. (For example, the Trust may determine to not provide purchase and sale information with respect to Hotchkis & Wiley Funds that invest in smaller capitalization companies or less liquid securities.)

There is no assurance that the Fund’s Disclosure Policies will protect the Fund from potential misuse of holdings information by individuals in possession of that information.

Reporting of Violations

Each violation of these Disclosure Policies must be reported to the CCO. If the CCO deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report to the Fund’s Board of Trustees, as required by Rule 38a-1.

Large Trade Notifications

The Fund or its agent may from time to time receive notice that a current or prospective shareholder will place, or that a financial intermediary has received, an order for a large trade in the Fund’s shares. The Fund may determine to enter into portfolio transactions in anticipation of that order, even though the order will not be placed or processed until the following business day, as applicable. This practice provides for a closer correlation between the time shareholders place trade orders and the time the Fund enters into portfolio transactions based on those orders, and permits the Fund to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate its investment positions, in the case of redemption orders. On the other hand, the current or prospective shareholder or financial intermediary, as applicable, may not ultimately place or process the order. In this case, the Fund may be required to borrow assets to settle the portfolio transactions entered into in anticipation of that order, and would therefore incur borrowing costs. The Fund may also suffer investment losses on those portfolio transactions. Conversely, the Fund would benefit from any earnings and investment gains resulting from such portfolio transactions.

Marketing and Support Payments

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. The Advisor does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders. These payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of Financial Intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the Financial Intermediaries’ client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of Financial Intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by Financial Intermediaries may provide such Financial Intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

As of the date of this SAI, the Advisor does not have agreements with any firms to pay such support payments to the Fund. Future support payments may be structured in three ways: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the administrator to the Fund. Fund Services provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services receives from the Fund, a fee based on the Fund’s current average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

For services rendered to the Predecessor Fund, Fund Services received $110,124, $103,770 and $49,737 in fund administration and fund accounting fees during the fiscal years ended June 30, 2023 and 2022, and the fiscal period from December 30, 2020 (the Fund’s inception) through June 30, 2021, respectively.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. In the case of securities traded in the over-the-counter markets, the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder (the “1934 Act”) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Advisor may receive brokerage and research services and other similar services from many broker-dealers with which the Advisor places the Fund’s portfolio transactions. These services may include such matters as trade execution services, general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, trade magazines, company financial data, market data, pricing services, quotation services, and news services utilized by the Advisor’s investment professionals. Where the services referred to above are not used exclusively by the Advisor for brokerage or research purposes, the Advisor, based upon allocations of expected use, would bear that portion of the cost of these services which directly relates to their non-brokerage or non-research use. Some of these services may be of value to the Advisor in advising a variety of its clients (including the Fund), although not all of these services would necessarily be useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Advisor may receive these services even though the Advisor might otherwise be required to purchase some of these services for cash.

The Advisor places orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. In so doing, the Advisor uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Advisor, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Foreign currency transactions for the Fund are generally executed in two different manners. As a general matter, foreign currency transactions are executed by the Fund’s custodian pursuant to standing instructions. These transactions are executed automatically by the custodian at its discretion or on its schedule following receipt of securities trade or other data from the Advisor, an executing broker, custodial affiliate, or another party. The terms under which the custodian performs these standing instruction foreign currency transactions such as timing, pricing, fees/spreads, reporting, etc. are on terms agreed between the Fund and the custodian. Transactions in restricted currencies, i.e., currencies that do not trade on global foreign currency markets, as well as foreign currency transactions needed to repatriate dividends and income, interest, and other cash proceeds accumulated as a result of ownership of foreign ordinary shares and held in foreign custodial accounts, are executed by custodians pursuant to standing instructions. Foreign currency rates charged by the custodian for these transactions are often higher than the lowest available rates and custodians’ foreign currency transactions may or may not be competitive or transparent. Alternatively, the Advisor may execute trades with third-party brokers particularly when settling trades in foreign securities.

As permitted by Section 28(e) of the 1934 Act, and by the Investment Advisory Agreement, the Advisor may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the Advisor an amount of disclosed commission for effecting securities transactions for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. The provision of research and brokerage products and services is often referred to as “soft dollar arrangements.” The Advisor’s authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

For transactions in fixed income and convertible securities, the provision of brokerage and research services is not typically considered, although the Advisor may receive research or research-related credits from broker-dealers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for the Fund. Since the securities in which other clients of the Advisor invest consist primarily of fixed income securities, which are generally not subject to stated brokerage commissions, as described above, their investments in securities subject to stated commissions generally constitute a small percentage of the aggregate dollar amount of their transactions. Accordingly, other clients of the Advisor which invest primarily in fixed income securities will generate less brokerage commissions to pay for research services which may result in a less proportionate amount of commissions paid for research services than equity accounts.

The Advisor also may participate in client commission arrangements, commission sharing arrangements and step-out transactions to receive eligible research and brokerage products and services. In “client commission arrangements” or “commission sharing arrangements,” the Advisor may effect transactions, subject to best execution, through a broker and request that the broker allocate a portion of the commission or commission credits to a segregated “research pool(s)” maintained by the broker. The Advisor may then direct such broker to pay for various products and services that are eligible under the safe harbor of Section 28(e). Participating in client commission arrangements or commission sharing arrangements may enable the Advisor to (1) strengthen its key brokerage relationships; (2) consolidate payments for research and brokerage products and services; and (3) continue to receive a variety of high quality research and brokerage products and services while facilitating best execution in the trading process.

In a step-out transaction, the Advisor directs a trade to a broker with instructions that the broker execute the transaction, but “step-out” all or portion of the transaction or commission in favor of another broker that provides eligible research and brokerage products or services. The second broker may clear and/or settle the transaction and receive commissions for the stepped-in portion. The Advisor only enters into step-out transactions if it will not hinder best execution.

In addition to trading with client commission arrangement brokers as discussed above, the Advisor effects trades with full service and introducing brokers, Electronic Communication Networks, Alternative Trading Systems, and other execution services.

From time to time, the Advisor may purchase new issues of securities for clients, including the Fund, in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Fund anticipates that its brokerage transactions involving securities of issuers domiciled outside of the United States will generally be conducted on the principal stock exchanges of such countries. Brokerage transactions and other transaction costs on foreign stock exchanges generally are higher than in the U.S., although the Fund will attempt to achieve the best net results in effecting its portfolio transactions. There is generally less governmental supervision and regulation of foreign brokers and foreign stock exchanges than in the U.S.

Foreign equity securities may be held by the Fund in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in the Over-the-Counter markets in the United States or Europe, as the case may be. ADRs traded in the United States, like other securities traded in the United States, will be subject to negotiated commission rates. The Fund’s ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets.

Because the Fund’s shares are redeemable on a daily basis in U.S. dollars, the Advisor intends to manage the Fund so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have significant effect on the Fund’s portfolio strategies.

Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Advisor acts as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Advisor when one or more clients of the Advisor are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the Advisor acts as adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Advisor during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

During the fiscal years ended June 30, 2023 and 2022, the Predecessor Fund paid $101,930 and $67,841 in aggregate brokerage commissions. During the fiscal period from December 30, 2020 (the Fund’s inception) through June 30, 2021, the Predecessor Fund paid $833 in aggregate brokerage commissions. The increase in brokerage commissions during the fiscal year ended June 30, 2022, was due to an increase in the Predecessor Fund’s net assets.

As of June 30, 2023, the Predecessor Fund owned $2,348,210 of securities issued by Evercore, Inc., $575,326 of securities issued by Wells Fargo & Co. and $561,688 of securities issued by Citigroup, Inc., each a regular broker-dealer.

PRICING OF SHARES

The NAV of the shares of the Fund is determined once daily Monday through Friday as of the close of regular trading on the NYSE on each day the NYSE is open for trading based on prices at the time of the close of regular trading. Regular trading on the NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

NAV per share of the Fund is computed by dividing the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued but not yet received), minus all Fund liabilities (including accrued expenses), by the total number of Fund shares outstanding at such time, rounded to the nearest cent. For purposes of determining the NAV, security transactions are normally recorded one business day after the trade date. Expenses are accrued daily.

Portfolio securities are valued by an independent pricing agent to the extent possible. In determining the NAV of the Fund’s shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the NYSE (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market.

Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued at the evaluated mean provided by independent pricing services, which take into account appropriate factors such as institutionalized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, but may also be valued based on reported transactions or a broker-dealer quotation. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.

Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale price as of the close of the exchanges or, if no sales are reported on a particular business day, the average of the last reported bid and ask quotations across the exchanges on which the option is traded will be used. Non-exchange traded options will be valued at the average of the last bid and ask quotations.

Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in the Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. As described below, the Advisor has adopted valuation procedures that provide for the use of fair value pricing for foreign securities as of the close of the NYSE. The Fund’s use of fair value pricing is designed to more accurately determine the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage.

Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

A third-party vendor’s proprietary fair value pricing model is used to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. The vendor provides fair values for such securities based on certain quantitative factors and methods which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Fund will value its non-U.S. securities with fair values provided by the vendor if there is a movement in the U.S. market that exceeds certain thresholds or tolerances established by the Advisor. The vendor may not be able to provide fair values for certain securities, including securities of companies in emerging markets. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAVs may differ from quoted or official closing prices, and the proceeds received upon disposal of such securities may differ from their recorded value.

The Board has designated the Advisor as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board's oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and the fair valuation of such portfolio investments, as well as the use and oversight of third-party pricing services for fair valuation.

Each investor in the Fund may add to or reduce his or its investment in the Fund on each day the NYSE is open for trading. The value of each investor’s interest in the Fund will be determined as of the close of regular trading on the NYSE by multiplying the NAV of the Fund by the percentage, effective for that day, that represents that investor’s share of the aggregate interests in the Fund. Any additions or withdrawals to be effected on that day will then be effected. The investor’s percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Fund effected on such day, and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in the Fund after the close of regular trading on the NYSE on the next determination of NAV of the Fund. In addition, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s designee receives the order.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

How to Buy Shares
The Fund may not be available for sale in certain states. Prospective investors should inquire as to whether the Fund is available for sale in their state of residence. Shares of the Fund have not been registered for sale outside of the United States.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Advisor has an agreement with the Program Sponsor, or directly with the client, to provide management or advisory services to the managed account. The Fund does not issue share certificates.

There are no maximum or minimum investment requirements in the Fund (although your Program Sponsor may have certain investment requirements). Purchase orders are made based on instructions from the Advisor or Program Sponsor to the broker/dealer who executes trades for your account. To make a purchase, your broker/dealer must submit a purchase order to the Fund’s transfer agent, either directly or through an appropriate clearing agency.

The public offering price for shares of the Fund is equal to the NAV per share at the time of purchase. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form, as discussed in the Fund’s Prospectus. In order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy the Fund’s shares must be readily marketable; their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Purchase In-Kind
In limited circumstances, and subject to the prior consent of the Fund, the Fund may accept payment for shares in securities. Investors may purchase Fund shares for consideration consisting of securities rather than cash when, in the judgment of the Advisor, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market. Transactions of this type are generally a taxable transaction. Before purchasing shares by tendering payment in kind, investors are urged and advised to consult with their own tax advisor regarding the tax consequences of such a transaction.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

A redemption is generally treated for federal income tax purposes as a taxable sale of the redeemed shares, the consequences of which are described below in “Distribution and Tax Information”.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Redemptions In-Kind
If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in subsequently converting the assets into cash. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC (“Quasar”), 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter and distributor in a continuous public offering of the Fund’s shares on a best efforts basis. Pursuant to a distribution agreement between the Trust and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administrative services and arranges for the sale of the Fund’s shares. Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Trust and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.

DISTRIBUTIONS AND TAX INFORMATION

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such tax consequences, nor does it purport to deal with all types of investors and should not be construed as tax advice. Investors are therefore advised to consult with their own tax advisors before making an investment in the Fund.

Fund Taxation

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification as a regulated investment company requires, among other things, that (1) at least 90% of the Fund’s annual gross income be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships; and (2) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers controlled by the Fund that are engaged in the same, similar or related trades or businesses or the securities of one or more qualified publicly traded partnerships.

As a regulated investment company, in any fiscal year in which the Fund distributes at least 90% of its net investment income (i.e., the Fund’s investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid and the Fund’s net tax-exempt income), such Fund (but not its shareholders) will generally be relieved of paying federal income tax on its net investment income and net capital gain (i.e., the Fund’s net long-term capital gain in excess of the sum of net short-term capital loss and capital loss carryovers available from prior years, if any) that it distributes to shareholders. However, the Fund will be subject to federal income tax on any undistributed net investment income and net capital gain.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax payable by the Fund. To prevent imposition of this excise tax, the Fund must distribute to its shareholders, during each calendar year, at least 98% of its ordinary income for that calendar year, at least 98.2% of the excess of its capital gains over its capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains from preceding year(s) on which the Fund did not pay federal income tax, if any. The Fund intends to meet these distribution requirements in order to avoid this excise tax liability.

If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, will constitute dividends which although generally eligible for the dividends received deduction available to corporate shareholders provided certain holding period and other requirements are satisfied,, will be taxable to shareholders as ordinary income, even though such distributions might otherwise, at least in part, have been treated as long-term capital gain in such shareholders’ hands. Furthermore, in such event, non-corporate shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation, provided certain holding period and other requirements are satisfied.

The Fund’s transactions in certain forward and futures contracts, hedged investments and options will be subject to special provisions of the Code that, among other things, may affect the character of gain or loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. For example, at the end of each year, certain investments held by the Fund must be “marked-to-market” for federal income tax purposes; that is, they are treated as having been sold at their fair market value, which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement for avoiding income and excise taxes.

Options held by the Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be marked-to-market for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by the Fund are also Section 1256 contracts. These Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss, together with the gain or loss on actual sales, is treated as a 60/40 gain or loss.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the Internal Revenue Service (the “IRS”) may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies under the Code. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

The Fund may invest to a limited degree in MLPs that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income from which a regulated investment company may derive 90% of its gross income. However, no more than 25% of the value of a regulated investment company’s total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an MLP in which the Fund invests is taxed as a partnership for federal income tax purposes, the Fund will be taxed on its allocable share of the MLP’s income regardless of whether the Fund receives any distribution from the MLP. Thus, the Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a regulated investment company and to avoid federal income and excise taxes. Distributions to the Fund from an MLP that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP. If the Fund’s basis is reduced to zero, distributions will constitute capital gain for federal income tax purposes.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Because the amount of the Fund’s investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance. Shareholders may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stock or securities in foreign corporations, the Fund may be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their federal taxable income, or, alternatively, use them as foreign tax credits against their federal income tax liability, subject in both cases to applicable limitations. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders may be able to claim a credit for foreign taxes paid and in any event will be required to include their share of such taxes in gross income. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of each shareholder’s pro rata share of foreign income taxes paid by the Fund, if the Fund qualifies to pass along such credit. If the Fund does not make such an election, the net investment income of the Fund will be reduced by the foreign taxes paid by the Fund and shareholders will not be required to include in their gross income and will not be able to claim a credit or deduction for their pro rata share of foreign taxes paid by the Fund.

If the Fund receives an “excess distribution” with respect to the stock of a passive foreign investment company (“PFIC”), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, the Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, the Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund’s intention to qualify annually as a regulated investment company may limit its options with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

The Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS, a portion of the Fund’s income from residual interests in real estate mortgage investment conduits (“REMICs”) or from a REIT (or other pass-through entity) that is attributable to the REIT’s residual interest in a REMIC or an equity interest in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or taxable mortgage pool interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. The Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from the Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If the Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.

Shareholder Taxation

Except for those shareholders exempt from federal income taxation, dividends and capital gains distributions are taxable to shareholders whether paid in cash or reinvested in additional shares of the Fund. Except as provided below, dividends from net investment income are generally taxable to shareholders as ordinary income for federal income tax purposes. For individual and other noncorporate shareholders, a portion of such dividends may qualify to be treated as “qualified dividend income” subject to reduced rates of federal income taxation, provided that certain holding period and other requirements under the Code are satisfied by the shareholder and the Fund. Dividends received from REITs generally will not constitute qualified dividend income. In addition, dividends from foreign corporations are not treated as “qualified dividend income” if the foreign corporation is not incorporated in a possession of the United States or is not eligible for the benefits of a comprehensive income tax treaty with the United States (unless the foreign corporation stock is readily tradable on an established securities market in the United States) or if the foreign corporation is a PFIC for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, or a surrogate foreign corporation that is not treated as a domestic corporation. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses) will be taxable to non-corporate shareholders at a maximum federal income tax rate of 20% without regard to how long a shareholder has held shares of the Fund. As discussed below, an additional 3.8% Medicare tax may also apply to certain individual, estate and trust shareholder’s distributions from the Fund. Dividends paid by the Fund may also qualify in part for the 50% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied by the shareholder and the Fund. Generally, however, dividends received from REITs and on stocks of foreign issuers are not eligible for the dividends-received deduction when distributed to the Fund’s shareholders. If the Fund participates in a securities lending transaction and receives a payment in lieu of dividends (i.e., substitute payment) with respect to securities on loan, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual and other noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If the Fund makes a distribution in excess of its current and accumulated earnings and profits, the excess will be treated as a return of capital to the extent of the shareholder’s basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis the shareholder’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.
The Fund expects to invest less than 50% of its total assets in tax-exempt municipal bonds. As a result, the Fund does not expect to be eligible to pay exempt interest dividends to shareholders and interest received by the Fund on municipal bonds will be taxable to shareholders when distributed by the Fund.

Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. The Fund will notify its shareholders annually of the amount and type of dividends and distributions it paid.

A shareholder’s redemption sale or exchange of shares of the Fund will be a taxable transaction if such person is subject to federal income tax. Shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received in exchange therefor. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss. Such gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss realized on a sale, redemption or exchange of shares of the Fund by a shareholder will be disallowed to the extent that shares disposed of are reacquired or other substantially identical stock or securities are acquired within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. In such a case, the basis of the shares reacquired will be adjusted to reflect the disallowed loss. Shares received in connection with the payment of a dividend by the Fund will generally constitute a reacquisition of shares for purposes of this loss disallowance rule. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received with respect to such shares. A shareholder’s ability to utilize capital losses may be limited under the Code.

If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires by January 31 of the calendar year following the calendar year in which the disposition occurred shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares.

A 3.8% Medicare tax is imposed on certain net investment income (including income dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The Fund may be required to withhold for federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications, or if the Fund or a shareholder has been notified by the IRS that they are required to backup withhold. Any amounts withheld may be credited against such shareholder’s federal income tax liability.

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

The foregoing discussion relates solely to federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty). However, the Fund is generally not required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not to designate such amounts.

Sections 1471 – 1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, the “Foreign Account Tax Compliance Act” or “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. Recently issued proposed Treasury Regulations, however, generally eliminate withholding under FATCA on gross proceeds, which include certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares. Taxpayers generally may rely on these proposed Treasury Regulations until final Treasury Regulations are issued. The Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or former United States real property holding corporation. The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if the Fund is a United States real property holding corporation (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and will be subject to federal withholding tax. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular federal income tax rates. The consequences to a non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., ordinary income or USRPI gain) will vary depending on the extent of the non-U.S. shareholder’s current and past ownership of the Fund.

In addition, if the Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. However, no such withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund is a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled qualified investment entities.

GENERAL INFORMATION
Description of Shares

The Agreement and Declaration of Trust permits the Board of Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by a separate series of shares. The Board of Trustees is permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution. The Board of Trustees may create additional classes of shares if deemed in the best interest of shareholders. The Board of Trustees has created eleven series of shares, and may create additional series in the future, which have separate assets and liabilities.

The Agreement and Declaration of Trust provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Agreement and Declaration of Trust also provides that the Trust shall indemnify any shareholder for any loss arising out of a claim or demand relating to such person being or having been a shareholder.

Ten shareholders holding the lesser of $25,000 worth or one percent of the Trust’s shares may advise the Board in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Board of Trustees will then, if requested by the applicants, mail at the applicants’ expense the applicants’ communication to all other shareholders.

The Trust or any Hotchkis & Wiley Fund may be terminated if approved by the vote of a majority of the Board of Trustees. If not so terminated, the Trust will continue indefinitely.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Common expenses incurred by the Trust are allocated among all of the Hotchkis & Wiley Funds based upon relative net assets or evenly among the funds, depending on the nature of the expenditure.

Except for any amendment that is required to be approved by shareholders by the 1940 Act or by this registration statement, the Trustees may, without shareholder vote, restate, amend or otherwise supplement the Agreement and Declaration of Trust. Shareholders do not have preemptive or conversion rights. Shares, when issued pursuant to the Fund’s prospectus, are fully paid and non-assessable.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 695 Town Center Drive, Suite 1000, Costa Mesa, California 92626, has been selected as the independent registered public accounting firm of the Fund. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Custodian

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, acts as custodian and securities lending agent of the Fund’s assets (the “Custodian”). The Custodian is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments.

Compliance Services

ACA Group (“ACA”) provides compliance services to the Trust, including providing a qualified employee to serve as the Trust’s Chief Compliance Officer pursuant to Rule 38a-1 of the 1940 Act, under the terms of a Compliance Services Agreement between the Trust and ACA. The Board, including a majority of the Independent Trustees, has designated Stacey Gillespie of ACA as Chief Compliance Officer of the Trust. For the base compliance services outlined in the agreement, the Trust pays ACA a fixed monthly fee. The Trust is also responsible for reasonable travel and out-of-pocket expenses incurred by ACA, as well as incremental fees for services in addition to base compliance services.

Anti-Money Laundering

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the USA PATRIOT Act. The Trust’s Program provides for the development of internal practices, procedures and controls; designation of an anti-money laundering compliance officer; an ongoing training program; and an independent testing function to determine the effectiveness of the Program.

Procedures to implement the Program include determining that the Trust’s Distributor and Transfer Agent have established proper anti-money laundering procedures; checking shareholder names against designated government lists, including that of the Office of Foreign Asset Control (“OFAC”); and a complete and thorough review of all new account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the Program.

Legal Counsel for the Trust and the Independent Trustees

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is counsel for the Trust and the Independent Trustees.

Reports to Shareholders

The fiscal year of the Fund ends on June 30 of each year. The Fund will send to its shareholders at least semi-annually reports showing the Fund’s portfolio and other information. An annual report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions. Only one copy of these reports will be sent to the same household, unless a shareholder instructs otherwise.

Shareholder Inquiries

Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this SAI.

Additional Information

The Prospectus and this SAI do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act and the 1940 Act, to which reference is hereby made.

The Advisor has granted the Trust the right to use the “Hotchkis & Wiley” name and has reserved the right to withdraw its consent to the use of such name by the Trust at any time or to grant the use of such name to any other company.

Principal Shareholders and Control Persons

All Trustees and officers as a group owned [less than 1%] of the outstanding shares of the Fund as of [...], 2023.

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. Shareholders who have the power to vote a large percentage of shares (at least 25%) of the Fund can control the Fund and could determine the outcome of a shareholders’ meeting.

As of October 1, 2023, the following shareholders owned 5% or more of the outstanding shares of the Predecessor Fund:

Name and Address	% Ownership	Type of Ownership
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	98.67%	Record
FINANCIAL STATEMENTS
The Fund is newly formed and has adopted the financial statements of the Predecessor Fund. The audited financial statements and financial highlights of the Predecessor Fund for the fiscal year ended June 30, 2023, as set forth in the Predecessor Fund’s annual report to shareholders, including the notes thereto and the report of the registered independent public accounting firm, are incorporated by reference into this SAI. You may request a copy of the Annual Report at no charge by calling 1-866-HW-FUNDS (1-866-493-8637). Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A: PROXY VOTING POLICY
HOTCHKIS & WILEY CAPITAL MANAGEMENT
OUR MANDATE
Our primary responsibility is to act as a fiduciary for our clients when voting proxies. We evaluate and vote each proposed proxy in a manner that encourages sustainable business practices which in turn maximizes long-term shareholder value.

There are instances such as unique client guidelines, regulatory requirements, share blocking, securities lending, or other technical limitations where we are unable to vote a particular proxy. In those instances where we do not have voting responsibility, we will generally forward our recommendation to such person our client designates.

OUR PROCESS
Analyst Role
To the extent we are asked to vote a client’s proxy, our investment analysts are given the final authority on how to vote a particular proposal as these analysts’ understanding of the company makes them the best person to apply our policy to a particular company’s proxy ballot.

Voting Resources
To assist our analysts in their voting, we provide them with a report that compares the company’s board of directors’ recommendation against H&W’s proxy policy guideline recommendation and with third-party proxy research (Institutional Shareholder Services “ISS” sustainability and climate benchmarks) and third-party ESG analysis (Morgan Stanley Capital International “MSCI”).

Engagement
As part of our normal due diligence and monitoring of investments, we engage management, board members, or their representatives on material business issues including environmental, social, and governance (“ESG”) matters. Each proxy to be voted is an opportunity to give company management and board members formal feedback on these important matters.

If our policy recommendation is contrary to management’s recommendation, our analyst is expected, but not required, to engage management. If the ballot issue is a materially important issue (i.e., the issue impacts the intrinsic value of the company), the analyst is required to engage with the company. Based on the engagement and the analyst’s investment judgment, the analyst will submit a vote instruction to the Managing Director of Portfolio Services via email.

Collaboration
We are not “activists” and we do not form ”groups” as defined by the SEC. However, we do engage with other institutional shareholders on important ESG proxy matters.

Exceptions To Policy
Any deviation from the H&W policy recommendation requires a written statement from the analyst that summarizes their decision to deviate from policy. Typical rationales include the issue raised is not material, the proposal is moot (e.g., the company already complies with proposal), the company has a credible plan to improve, policy does not fit unique circumstances of company, analyst’s assessment of the issue is in-line with intent of policy, or the proposal usurps management's role in managing the company.

Exceptions to policy are reviewed annually by the ESG Investment Oversight Group.

Administration
The Managing Director of Portfolio Services coordinates the solicitation of analysts’ votes, the collection of exception rationales, and the implementation of those votes by our third-party proxy advisor, ISS.

CONFLICTS OF INTEREST
All conflicts of interest are adjudicated based on what is deemed to be in the best interest of our clients and their beneficiaries. Our Proxy Oversight Committee (“POC”) is responsible for reviewing proxies voted by the firm to determine that the vote was consistent with established guidelines in situations where potential conflicts of interests may exist when voting proxies. In general, when a conflict presents itself, we will follow the recommendation of our third-party proxy advisor, ISS.

OVERSIGHT AND ROLES
ESG Investment Oversight Group
The ESG Investment Oversight Group is responsible for overseeing all ESG investment related issues. This mandate includes oversight of proxy voting policies and procedures as they relate to investment activity including the monitoring of proxy engagements, review of proxy voting exceptions and rationales, assessment of proxy voting issues, determination of ESG proxy goals, and education of investment staff on proxy matters. The group is staffed by members of the investment team and reports to the firm’s Chief Executive Officer.

Proxy Oversight Committee
The Proxy Oversight Committee is responsible for overseeing proxy administration and conflicts of interest issues. The committee is comprised of the Chief Operating Officer, Chief Compliance Officer, the chair of the ESG Investment Oversight Group, and Managing Director of Portfolio Services. This group oversees H&W’s proxy voting policies and procedures by providing an administrative framework to facilitate and monitor the exercise of such proxy voting and to fulfill the obligations of reporting and recordkeeping under the federal securities laws. This committee manages our third-party proxy advisory relationship.

Investment Analyst
The investment analyst is responsible for analyzing and voting all proxies. The investment analyst has the final authority on individual proxy votes. The ESG Investment Oversight Group has final authority on creating and amending the proxy policy.

VOTING GUIDELINES
This section summarizes our stance on important issues that are commonly found on proxy ballots, though each vote is unique and there will be occasional exceptions to these guidelines. The purpose of our proxy guidelines is to ensure decision making is consistent with our responsibilities as a fiduciary.

These guidelines are divided into seven categories based on issues that frequently appear on proxy ballots.

•Boards and Directors
•Environmental and Social Matters
•Auditors and Related Matters
•Shareholder Rights

•Capital and Restructuring
•Executive and Board Compensation
•Routine and Miscellaneous Matters

Boards and Directors
Board Independence
We believe an independent board is crucial to protecting and serving the interests of public shareholders. We will generally withhold from or vote against any insiders when such insider sits on the audit, compensation, or nominating committees; or if independent directors comprise less than 50% of the board. Insiders are non- independent directors who may have inherent conflicts of interest that could prevent them from acting in the best interest of shareholders. Examples of non-independent directors include current and former company executives, persons with personal or professional relationships with the company and or its executives, and shareholders with large ownership positions.

Board Composition
We believe directors should attend meetings, be focused on the company, be responsive to shareholders, and be accountable for their decisions.

We will generally withhold from or vote against directors who attend less than 75% of meetings held during their tenure without just cause, sit on more than 5 public company boards (for CEOs only 2 outside boards), support measures that limit shareholder rights, or fail to act on shareholder proposals that passed with a majority of votes.

Board Diversity
Boards should consider diversity when nominating new candidates, including gender, race, ethnicity, age, and professional experience. We encourage companies to have at least one female and one diverse (e.g., race, ethnicity) director or have a plan to do so.

Board Size
We do not see a standard number of directors that is ideal for all companies. In general, we do not want to see board sizes changed without shareholder approval as changing board size can be abused in the context of a takeover battle.

Board Tenure
In general, we will evaluate on a case-by-case basis whether the board is adequately refreshed with new talent and the proposed changes are not designed to reduce board independence.

Classified Boards
We oppose classified boards because, among other things, it can make change in control more difficult to achieve and limit shareholder rights by reducing board accountability.

Cumulative Voting
Generally, we oppose cumulative voting because we believe that economic interests and voting interests should be aligned in most circumstances.

Independent Board Chair
Generally, we favor a separate independent chair that is not filled by an insider. If the CEO is also the board chair, we require 2/3 of the board to be independent, a strong independent director (i.e., has formal input on board agendas and can call/preside over meetings of independent directors), and the CEO cannot serve on the nominating or compensation committees.

Proxy Contests
Proxy contests are unusual events that require a case-by-case assessment of the unique facts and circumstances of each contested proxy campaign. Our policy is to defer to the judgement of our analysts on what best serves our clients’ interests. Our analysts will evaluate the validity of the dissident’s concerns, the likelihood that the dissident plan will improve shareholder value, the qualifications of the dissident’s candidates, and management’s historical record of creating or destroying shareholder value.

Risk Oversight
Generally, companies should have established processes for managing material threats to their businesses, including ESG risks. We encourage transparency and vote to improve transparency to help facilitate appropriate risk oversight.

Environmental and Social Matters
We believe the oversight of ESG risks is an important responsibility of the board of directors and is a prerequisite for a well-managed company. Transparent disclosures are necessary to identify and evaluate environmental and social risks and opportunities. A lack of transparency will increase the likelihood that environmental and social risks are not being sufficiently managed/limited/mitigated. In general, we will engage companies with substandard disclosure to encourage them to provide adequate disclosure on E&S risks that typically align with Sustainability Accounting Standards Board (“SASB”) recommendations.

In general, we support proposals that encourage disclosure of risks provided they are not overly burdensome or disclose sensitive competitive information balanced against the materiality of the risk. We also consider whether the proposal is more effectively addressed through other means, like legislation or regulation.

Environmental Issues
Climate Change and Green House Gas Emissions
Climate change has become an important factor in companies’ long-term sustainability. Understanding a company’s strategy in managing these risks and opportunities is necessary in evaluating an investment’s prospects. We support disclosures related to the risks and/or opportunities a company faces related to climate change, including information on how the company identifies and manages such risks/opportunities.

Energy Efficiency
We generally support proposals requesting that a company report on its energy efficiency policies. Exceptions may include a request that is overly burdensome or provides unrealistic deadlines.

Renewable Energy
We support requests for reports on renewable energy accomplishments and future plans. Exceptions may include duplicative, irrelevant, or otherwise unreasonable requests.

Social Issues
Equal Opportunity
We support proposals requesting disclosures of companies’ policies and/or future initiatives related to diversity, including current data regarding the diversity of its workforce.

Gender Identity and Sexual Orientation
We support proposals to revise diversity policies to prohibit discrimination based on sexual orientation and/or gender identity.

Human Rights Proposals
We support proposals requesting disclosure related to labor and/or human rights policies.

Political Activities
We support the disclosure of a company’s policies and procedures related to political contributions and lobbying activities.

Sexual Harassment
We vote on a case-by-case basis regarding proposals seeking reports on company actions related to sexual harassment. We evaluate the company’s current policies, oversight, and disclosures. We also consider the company’s history and any related litigation or regulatory actions related to sexual harassment, and support proposals we believe will prevent such behavior when systemic issues are suspected.

Auditors and Related Matters
Generally, we will support the board’s recommendation of auditors provided that the auditors are independent, non-audit fees are less than the sum of all audit and tax related fees, and there are no indications of fraud or misleading audit opinions.

Shareholder Rights
We do not support proposals that limit shareholder rights. When a company chronically underperforms minimal expectations due to poor execution, poor strategic decisions, or poor capital allocation, there may arise the need for shareholders to effect change at the board level. Proposals that have the effect of entrenching boards or managements, thwarting the will of the majority of shareholders, or advantaging one class of shareholders at the expense of other shareholders will not be supported.

Amendment to Charter/Articles/Bylaws
We do not support proposals that give the board exclusive authority to amend the bylaws. We believe amendments to charter/articles/bylaws should be approved by a vote of the majority of shareholders.

One Share, One Vote
Generally, we do not support proposals to create dual class voting structures that give one set of shareholders super voting rights that are disproportionate from their economic interest in the company. Generally, we will support proposals to eliminate dual class structures.

Poison Pills
In general, we do not support anti-takeover measures such as poison pills. Such actions can lead to outcomes that are not in shareholders’ bests interests and impede maximum shareholder returns. It can also lead to management entrenchment. We may support poison pills intended to protect NOL assets.

Proxy Access
Generally, we support proposals that enable shareholders with an ownership level of 3% for a period of three years or more, or an ownership level of 10% and a holding period of one year or more.

Right to Act by Written Consent

We believe that shareholders should have the right to solicit votes by written consent in certain circumstances. These circumstances generally include but are not limited to situations where more than a narrow group of shareholders support the cause to avoid unnecessary resource waste, the proposal does not exclude minority shareholders to the benefit of a large/majority shareholder, and shareholders receive more than 50% support to set up action by written consent.

Special Meetings
Generally, we support proposals that enable shareholders to call a special meeting provided shareholders own at least 15% of the outstanding shares.

Virtual Meetings
We believe shareholders should have the opportunity to participate in the annual and special meetings, as current communications technology such as video conferencing is broadly available to facilitate such interactions. This improves shareholders’ ability to hear directly from management and the board of the directors, and to provide feedback as needed.

Capital and Restructuring
Events such as takeover offers, buyouts, mergers, asset purchases and sales, corporate restructuring, recapitalizations, dilutive equity issuance, or other major corporate events are considered by our analysts on a case-by-case basis. Our policy is to vote for transactions that maximize the long-term risk adjusted return to shareholders considering management’s historical record of creating shareholder value, the likelihood of success, and the risk of not supporting the proposal.

Dual Class Shares
We do not support dual class shares unless the economic and voting interests are equal.

Issuance of Common Stock
In general, we will consider the issuance of additional shares in light of the stated purpose, the magnitude of the increase, the company’s historical shareholder value creation, and historical use of shares. We are less likely to support issuance when discounts or re-pricing of options has been an issue in the past.

Executive and Board Compensation
We expect the board of directors to design, implement, and monitor pay practices that promote pay-for-performance, alignment of interest with long-term shareholder value creation, retention and attraction of key employees. In general, we will evaluate executive compensation in light of historical value creation, peer group pay practices, and our view on management’s stewardship of the company.

We expect the board of directors to maintain an independent and effective compensation committee that has members with the appropriate skills, knowledge, experience, and ability to access third-party advice.

We expect the board of directors to provide shareholders with clear and understandable compensation disclosures that enable shareholders to evaluate the effectiveness and fairness of executive pay packages.

And finally, we expect the board of directors’ own compensation to be reasonable and not set at a level that undermines their independence from management.

Golden Parachutes
Golden parachutes can serve as encouragement to management to consider transactions that benefit shareholders; however, substantial payouts may present a conflict of interest where management is incentivized to support a suboptimal deal. We view cash severance greater than 3x base salary and bonus to be excessive unless approved by a majority of shareholders in a say-on-pay advisory vote.

Incentive Options and Repricing
We generally support long-term incentive programs tied to pay-for-performance. In general, we believe 50% or more of top executive pay should be tied to long-term performance goals and that those goals should be tied to shareholder value creation metrics. We do not support plans that reset when management fails to attain goals or require more than 10% of outstanding shares to be issued. In general, we do not support the exchange or repricing of options.

Say-on-Pay
We believe annual say-on-pay votes are an effective mechanism to provide feedback to the board on executive pay and performance. We support non-binding proposals that are worded in a manner such that the actual implementation of the plan is not restricted. In general, we will vote against plans where there is a serious misalignment of CEO pay and performance or the company maintains problematic pay practices. In general, we will withhold votes from members of the compensation committee if there is no say-on-pay on the ballot, the board fails to respond to a previous say-on-pay proposal that received less than 70% support, the company has implemented problematic pay practices such as repricing options or its pay plans are egregious.

Routine and Miscellaneous Matters
We generally support routine board proposals such as updating bylaws (provided they are of a housekeeping nature), change of the corporate name or change of the time or location of the annual meeting.

Adjournment of Meeting
We do not support proposals that give management the authority to adjourn a special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
We do not support proposals to reduce quorum requirements for shareholder meetings without support from a majority of the shares outstanding without compelling justification.

Other Business
We do not support proposals on matters where we have not been provided sufficient opportunity to review the matters at hand.

APPENDIX B: DESCRIPTION OF CREDIT RATINGS

Short-Term Credit Ratings

An S&P Global Ratings (“S&P”) issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. NR indicates that a rating has not been assigned or is no longer assigned. The following summarizes the rating categories used by S&P for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Risks – S&P issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

Moody’s Investors Service, Inc. (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

A Fitch Ratings (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention (a long-term rating can also be used to rate an issue with short maturity). Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P for long-term issue credit ratings*:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

*The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Local Currency and Foreign Currency Risks - S&P issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations issuer by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
“BB” – Securities considered to be speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – “CCC” ratings indicate that substantial credit risk is present.

“CC” – “CC” ratings indicate very high levels of credit risk.

“C” – “C” ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “CCC” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P U.S. municipal note rating reflects S&P opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

•Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – "D" is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

About Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign, financial, bank, insurance and other public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)
Agreement and Declaration of Trust dated July 23, 2001 was previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on August 27, 2004, and is incorporated herein by reference.

	(b)	Certificate of Trust dated July 23, 2001, was previously filed with the Initial Registration Statement on Form N-1A on August 30, 2001, and is incorporated herein by reference.
(c)
Written Instrument Amending the Agreement and Declaration of Trust dated August 16, 2016 was previously filed with Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A on August 29, 2016, and is incorporated herein by reference.

(2)		By-laws, as amended November 19, 2019 was previously filed with Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A on August 27, 2021 and is incorporated herein by reference.
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is attached as Exhibit B to the Proxy Statement/Prospectus contained in this Registration Statement.
(5)		Instruments Defining Rights of Shareholders were previously filed with the Registration Statement on Form N-1A on August 30, 2001, and are incorporated herein by reference.
(6)	(a)	Form of Investment Advisory Agreement between the Trust, on behalf of the HW Opportunities MP Fund, and Hotchkis & Wiley Capital Management, LLC. – filed herewith.
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	(b)	Form of Operating Expenses Limitation Agreement between the Trust, on behalf of the HW Opportunities MP Fund and Hotchkis & Wiley Capital Management, LLC. – filed herewith.
(7)	(a)
Distribution Agreement dated February 18, 2005, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on August 29, 2005, and is incorporated herein by reference.

(b)
Amendment dated August 15, 2005, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on August 29, 2005, and is incorporated herein by reference.

(c)
Second Amendment dated February 6, 2006, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on August 29, 2006, and is incorporated herein by reference.

(d)
Third Amendment dated January 1, 2008, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(e)
Fourth Amendment dated February 5, 2009, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on March 31, 2009, and is incorporated herein by reference.

(f)
Fifth Amendment dated November 17, 2010, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on December 30, 2010, and is incorporated herein by reference.

(g)
Sixth Amendment dated November 19, 2012 to the Distribution Agreement was previously filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on December 28, 2012, and is incorporated herein by reference.

(h)
Seventh Amendment dated May 14, 2014 to the Distribution Agreement was previously filed with Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A on June 30, 2014, and is incorporated herein by reference.

(i)
Eighth Amendment dated November 17, 2015 to the Distribution Agreement was previously filed with Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A on December 28, 2015, and is incorporated herein by reference.

	(j)	Novation Agreement dated March 31, 2020, was previously filed with Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A on June 30, 2020, and is incorporated herein by reference.
(k)
First Amendment to Novation Agreement dated June 29, 2020, was previously filed with Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A on June 30, 2020, and is incorporated herein by reference.

(l)
Distribution Novation Agreement dated September 30, 2021, was previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A on August 26, 2022, and is incorporated herein by reference.

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	(m)		Form of First Amendment to the Distribution Agreement relating to the HW Opportunities Fund– filed herewith.
(8)			Not applicable.
(9)	(a)
Custodian Agreement dated October 10, 2001, was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 19, 2001, and is incorporated herein by reference.

(b)
Appendix A to the Custodian Agreement dated June 29, 2020, was previously filed with Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A on June 30, 2020, and is incorporated herein by reference.

	(c)		Form of Amendment to the Custody Agreement – filed herewith.
(10)	(a)		Rule 12b-1 Plan – not applicable.
	(b)		Rule 18f-3 Plan – not applicable.
(11)			Opinion and Consent of Counsel by VedderPrice for the HW Opportunities MP Fund – filed herewith.
(12)			Form of Opinion and Consent of VedderPrice regarding tax matters – filed herewith
(13)	(a)	(i)
Amended and Restated Fund Administration Servicing Agreement dated October 1, 2018, was previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on August 29, 2019, and is incorporated herein by reference.

		(ii)	Form of Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – filed herewith.
	(b)	(i)
Amended and Restated Transfer Agent Servicing Agreement dated October 1, 2018, was previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on August 29, 2019, and is incorporated herein by reference.

		(ii)	Form of Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – filed herewith.
	(c)	(i)
Amended and Restated Fund Accounting Servicing Agreement dated October 1, 2018, was previously filed with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on August 29, 2019, and is incorporated herein by reference.

		(ii)	Form of Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – filed herewith.
(14)			Consent of Independent Registered Public Accounting Firm – filed herewith
(15)			Not Applicable.
(16)	(a)
Power of Attorney dated August 25, 2017, was previously filed with Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A on August 29, 2017, and is incorporated herein by reference.

	(b)		Power of Attorney dated October 2, 2023 – filed herewith.
(17)			Form of Proxy Card – filed herewith.

ITEM 17. UNDERTAKINGS:
(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the
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reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the federal income tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.
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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Los Angeles, State of California on the 6th day of October, 2023.

Hotchkis & Wiley Funds

By: /s/ Anna Marie Lopez
Anna Marie Lopez
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 6th day of October, 2023.

Signature	Title
Randall H. Breitenbach*	Trustee
Randall H. Breitenbach

Alejandra C. Edwards*	Trustee
Alejandra C. Edwards

Marcy Elkind*	Trustee
Marcy Elkind

Robert Fitzgerald*	Trustee
Robert Fitzgerald

George H. Davis, Jr.*	Trustee
George H. Davis, Jr.

H. Thomas Hicks*	Trustee
H. Thomas Hicks

/s/Anna Marie Lopez	Principal Executive Officer
Anna Marie Lopez

/s/James Menvielle	Principal Financial and Accounting Officer
James Menvielle

* By: /s/Anna Marie Lopez Anna Marie Lopez *Attorney-in-fact pursuant to the Power of Attorney filed as exhibit (16).
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